Registration No. 333-116220

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment
Post-Effective Amendment No. 16
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 129
(Check appropriate box or boxes)
Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
(Exact Name of Registrant)
Principal Life Insurance Company
--------------------------------------------------------------------------------
(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 248-3842
-------------------------------------------------------------------------------
Depositor's Telephone Number, including Area Code
M. D. Roughton,
The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)
Title of Securities Being Registered: Principal Investment Plus Variable AnnuitySM Contract

It is proposed that this filing will become effective (check appropriate box)
_____	immediately upon filing pursuant to paragraph (b) of Rule 485
_____	on (date) pursuant to paragraph (b) of Rule 485
_X___	60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____	on (date) pursuant to paragraph (a)(1) of Rule 485
_____	75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM

Prospectus dated May 1, 2010

This prospectus describes Principal Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”)
through Principal Life Insurance Company Separate Account B (“Separate Account”).

This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the
Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2010, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or calling: Principal Investment Plus Variable AnnuitySM, Principal Financial Group, P. O. Box 9382, Des
Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.

These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You generally may allocate your investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus Accounts”), a Fixed Account and the divisions of the Separate Account. The
DCA Plus Accounts and the Fixed Account are a part of our General Account. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown below.

Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.

The following underlying mutual funds are available under the Contract(1) :

AllianceBernstein Variable Products Series Fund — Class A	Goldman Sachs Variable Insurance Trust — Institutional Class
• AllianceBernstein Small Cap Growth Portfolio	• Structured Small Cap Equity Fund
American Century Variable Portfolios, Inc.	• MidCap Value Fund
• Inflation Protection Fund — Class II	Invesco Variable Insurance Funds — Series I
• Ultra Fund — Class II	• Invesco V.I. Basic Value Fund
• Vista Fund — Class I	• Invesco V.I. International Growth Fund
Dreyfus Investment Portfolios — Service Shares	• Invesco V.I. Small Cap Equity Fund
• Technology Growth Portfolio	MFS Variable Insurance Trust
Fidelity Variable Insurance Products — Service Class 2	• MFS Utilities Series — S Class
• Contrafund® Portfolio	• MFS Value Series — S Class
• Equity-Income Portfolio	Neuberger Berman Advisers Management Trust
• Growth Portfolio	• Partners Portfolio — I Class
• Mid Cap Portfolio	• Small-Cap Growth Portfolio — S Class
• Overseas Portfolio	• Socially Responsive Portfolio — I Class
Franklin Templeton Variable Insurance Products Trust	PIMCO Variable Insurance Trust
• Small Cap Value Securities Fund — Class 2	• All Asset Portfolio Account — Adm Class
• Total Returns Portfolio — Adm Class
• High Yield Portfolio — Adm Class

Principal Variable Contracts Funds — Class 1	Principal Variable Contracts Fund — Class 1 (cont.)
• Asset Allocation Account	• Principal LifeTime 2010 Account(2)
• Bond & Mortgage Securities Account	• Principal LifeTime 2020 Account(2)
• Diversified International Account	• Principal LifeTime 2030 Account(2)
• Equity Income Account	• Principal LifeTime 2040 Account(2)
• Government & High Quality Bond Account	• Principal LifeTime 2050 Account(2)
• International Emerging Markets Account	• Principal LifeTime Strategic Income Account(2)
• International SmallCap Account	• Real Estate Securities Account
• LargeCap Blend Account II	• Short-Term Bond Account
• LargeCap Growth Account	• Short-Term Income Account
• LargeCap Growth Account I	• SmallCap Growth Account II
• LargeCap S&P 500 Index Account	• SmallCap Value Account I
• LargeCap Value Account	• Strategic Asset Management Balanced Account Portfolio(2)
• LargeCap Value Account II	• Strategic Asset Management Conservative Balanced Portfolio(2)
• LargeCap Value Account III	• Strategic Asset Management Conservative Growth Portfolio(2)
• MidCap Blend Account	• Strategic Asset Management Flexible Income Portfolio(2)
• MidCap Growth Account I	• Strategic Asset Management Strategic Growth Portfolio(2)
• MidCap Value Account II	Principal Variable Contracts Funds - Class 2
• Money Market Account	• Diversified Balanced Account(2)
• Mortgage Securities Account	• Diversified Growth Account(2)
• Principal Capital Appreciation Division	T. Rowe Price Equity Series, Inc.
• T. Rowe Price Blue Chip Growth Portfolio — II
• T. Rowe Price Health Sciences Portfolio — II
Van Eck Worldwide Insurance Trust
• Worldwide Hard Assets Fund - S Class

(1) If you elect a GMWB rider, your investment options for premium payments and accumulated value will be restricted (for restrictions see Appendix
B).
(2) These underlying mutual funds are fund of funds and expenses may be higher due to the tiered level of expenses.

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your ability to elect certain other optional features.

The Contract is available with or without the Premium Payment Credit Rider. This rider applies credits to the accumulated value for premium payments made in contract year one. The amount of the credit may be more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract without this rider will cost less. You should review your own circumstances to determine whether this rider is suitable for you. To assist you in making that determination, we have highlighted in grey boxes those portions of this prospectus pertaining to the rider.

NOTE: We recapture the premium payment credit if you return the Contract during the examination offer period or request full annuitization of the Contract prior to the third contract anniversary. You take the risk that the recaptured amount may exceed the then current value of the credit(s). This risk occurs when your investment options have experienced negative investment performance (i.e., have lost value) since the credit was applied. In that situation, you would be worse off than if you had not purchased the Premium
Payment Credit Rider.

Subject to state availability, if your Contract was purchased on or after May 20, 2006, you have the right to partially annuitize a portion of your accumulated value.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

TABLE OF CONTENTS
Glossary	5
Summary of Expense Information	7
Examples	11
Summary	12
Corporate Organization and Operation	14
The Contract	5
How To Buy a Contract	16
Premium Payments	16
Right to Examine the Contract (free look)	18
The Accumulation Period	19
Automatic Portfolio Rebalancing (APR)	21
Telephone and Internet Services	22
Surrenders	23
Death Benefit	24
The Annuitization Period	26
Charges and Deductions	28
Surrender Charge	28
Transaction Fee	30
Premium Taxes	30
Annual Fee	30
Separate Account Annual Expenses	31
Charges for Rider Benefits	31
Premium Payment Credit Rider	32
GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2	32
Enhanced Death Benefit Rider (No Longer Available For Sale)	33
GMWB 1 Rider -- Investment Protector Plus (No Longer Available For Sale)	33
GMWB 2-SL (Single Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)	33
Special Provisions for Group or Sponsored Arrangements	33
Rider Benefits	33
Premium Payment Credit Rider	34
Waiver of Surrender Charge Rider	37
GMWB 2-SL/JL (Single Life/Joint) Rider -- Investment Protector Plus 2	37
Fixed Account and DCA Plus Accounts	62
Fixed Account	63
Dollar Cost Averaging Plus Program (DCA Plus Program)	64

General Provisions	65
The Contract	65
Delay of Payments	65
Misstatement of Age or Gender	65
Assignment	66
Change of Owner or Annuitant	66
Beneficiary	66
Contract Termination	66
Reinstatement	66
Reports	67
Important Information about Customer Identification Procedures	67
Rights Reserved by the Company	67
Frequent Trading and Market-timing (Abusive Trading Practices)	67
Distribution of the Contract	68
Performance Calculation	68
Federal Tax Matters	69
Mutual Fund Diversification	72
State Regulation	72
General Information	73
Reservation of Rights	73
Legal Opinions	73
Legal Proceedings	73
Other Variable Annuity Contracts	73
Payments to Financial Intermediaries	73
Service Arrangements and Compensation	74
Independent Registered Public Accounting Firm	74
Financial Statements	74
Table of Separate Account Divisions	75
Registration Statement	87
Customer Inquiries	87
Table of Contents of the SAI	87
Appendix A — Principal Variable Annuity Exchange Offer	88
Appendix B — GMWB Investment Options	93
Appendix C — GMWB 2-SL/JL Examples	99
Appendix D — GMWB 2-SL (No Longer Available For Sale)	108
Appendix E — GMWB 1 (No Longer Available For Sale)	131
Appendix F — Enhanced Death Benefit Rider (No Longer Available For Sale)	151
Appendix G — Condensed Financial Information	157

GLOSSARY
accumulated value – the sum of the amounts invested in the DCA Plus Account(s), the Fixed Account and the
Separate Account divisions.

anniversary – the same date and month of each year following the contract date.

annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.

annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.

annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.

contract date – the date that the Contract is issued and which is used to determine contract years.

contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2010, the first contract year ends on June 4, 2011, and the first contract anniversary falls on June 5,
2011).

data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract issue date; maximum annuitization date; contract charges and limits; benefits; and a summary of any optional benefits chosen by the contract owner.

Dollar Cost Averaging Plus (DCA Plus) Account – an account which earns guaranteed interest for a specific amount of time.

Dollar Cost Averaging Plus (DCA Plus) accumulated value – the amount of your accumulated value which is in the
DCA Plus Account(s).

Dollar Cost Averaging Plus (DCA Plus) Program – a program through which your DCA Plus accumulated value is transferred from a DCA Plus Account to the investment options over a specified period of time.

Fixed Account – an account which earns guaranteed interest.

Fixed Account accumulated value – the amount of your accumulated value which is in the Fixed Account.

good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

investment options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.

joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.

joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.

non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual
Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

owner – the person, including joint owner, who owns all the rights and privileges of this Contract.

premium payments – the gross amount you contributed to the Contract.

qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal
Revenue Code.

Separate Account Division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)

Separate Account division accumulated value – the amount of your accumulated value in all divisions.

surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.

surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.

transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.

underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.

unit – the accounting measure used to determine your proportionate interest in a division.

unit value – a measure used to determine the value of an investment in a division.

valuation date – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.

you, your – the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION

The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the
Contract. The expenses for a Contract with the Premium Payment Credit Rider are higher than the expenses for the
Contract without the Premium Payment Credit Rider.

The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the
Contract or transfer cash value between investment options.

Contract owner transaction expenses (1)

		Maximum		Current

Highest deferred surrender charge for Contracts
without the Premium Payment Credit Rider (as a
percentage of amount surrendered)(2)	•	6%	•	6%

Highest deferred surrender charge for Contracts
with the Premium Payment Credit Rider (as a
percentage of amount surrendered)(3)	•	8%	•	8%

Transaction Fees for each unscheduled partial	•	the lesser of $25 or 2% of	•	$0
surrender		each unscheduled partial
		surrender after the 12th
		unscheduled partial
		surrender in a contract year

Transaction Fee(4) for each unscheduled transfer	•	the lesser of $30 or 2% of	•	$0
		each unscheduled transfer
		after the first unscheduled
		transfer in a contract year

State Premium Taxes (vary by state)	•	3.5% of premium payments	•	0%
		made

The following table describes the fees and expenses that are deducted periodically during the time that you own the
Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
		Maximum		Current
Separate Account Annual Expenses (as a
percentage of average daily separate account
accumulated value)

Mortality and Expense Risks Charge		1.25%		1.25%
Administration Charge		0.15%		0.00%
Total Separate Account Annual Expense		1.40%		1.25%

Optional Riders(5)
		Maximum		Current
Premium Payment Credit Rider	• an annual charge of 0.60% of the		• an annual charge of 0.60%
		average daily accumulated value		of the average daily
		in the Separate Account		accumulated value in the
		divisions, deducted daily, and a		Separate Account
		reduction of up to 0.60% of the		divisions, deducted daily
		Fixed Account interest rate		(with no reduction of the
				Fixed Account interest rate)
GMWB 2-SL/JL Rider (as a percentage of the
average quarterly Investment Back withdrawal
benefit base)(6)	• 1.65%(7)		•	0.95%(8)
Optional Riders No Longer Available For Sale
		Maximum		Current
Enhanced Death Benefit Rider (as a
percentage of the average quarterly
accumulated value)(9)	•	0.30%	•	0.25%
GMWB 1 Rider (as a percentage of the
average quarterly Investment Back remaining
withdrawal benefit base)(10)	•	0.85%	•	0.80%(11)
GMWB 2-SL Rider (as a percentage of the
average quarterly Investment Back withdrawal
benefit base)(6)	•	1.00%	•	0.95%(12)

This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses
as of December 31, 2009

	Minimum	Maximum

Total annual underlying mutual fund operating expenses	[0.30%]	[1.80%]
(expenses that are deducted from underlying mutual fund
assets, including management fees, distribution and/or service
(12b-1) fees and other expenses)

The minimum and maximum underlying mutual fund operating expenses above reflect the contractual waivers applied to some underlying mutual funds. Refer to underlying mutual fund prospectuses for expense information.

(1) For additional information about the fees and expenses described in the table, see CHARGES AND DEDUCTIONS.
(2) Surrender charge without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges without the Premium Payment Credit Rider
Number of completed contract years	Surrender charge applied to all premium
since each premium payment was made	payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(3) Surrender charge with the Premium Payment Credit Rider (as a percentage of amounts surrendered):
Table of surrender charges with the Premium Payment Credit Rider
Number of completed contract years	Surrender charge applied to all premium
since each premium payment was made	payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

(4) Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transfer fees and/or impose restrictions on transfers.
(5) Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.
(6) At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your contract anniversary, the fee for that calendar quarter will vary from the other quarters. For GMWB
2-SL, see Appendix D and for GMWB 2-SL/JL, see Charges for Rider Benefits - GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment
Protector Plus 2 for more information on how the rider charge is calculated.
(7) The maximum annual charge for a rider application signed before January 4, 2010 is 1.00%.
(8) A 0.75% annual charge is assessed if the rider application was signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the contract's 2010 anniversary. A 0.95% annual charge is assessed if (1) the rider application was signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the contract's 2010 anniversary or (2) the rider application was signed on or after February 16, 2009.
See Charges for Rider Benefits - GMWB 2-SL and GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 for more details.
(9) This rider is no longer available for sale. For those contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly accumulated value. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two. See Charges for
Rider Benefits - Enhanced Death Benefit Rider for more information on how the rider charge is calculated. See Appendix F for additional information.
(10) This rider is no longer available for sale. For those contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back remaining withdrawal benefit base. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the
Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. See Appendix E for more information on how the rider charge is calculated. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your contract anniversary, the fee for that calendar quarter will vary from the other quarters.
(11) A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80%
annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009 the annual fee is 0.80%.
(12) The current annual charge prior to your contract's 2010 anniversary or if you opt out of future GMWB Step-Ups is 0.75%. See Charges for Rider
Benefits - GMWB 2-SL (Single Life) Rider and GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 for more details.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate
Account annual expenses, and underlying mutual fund fees and expenses.

The example reflects the maximum charges imposed if you were to purchase the Contract with the GMWB 2-SL/JL rider, as well as the Premium Payment Credit Rider. The amounts below are calculated using the maximum rider fees and not the current rider fees.

The example assumes:
• a $10,000 investment in the Contract for the time periods indicated;
• a 5% return each year;
• an annual contract fee of $30 (expressed as a percentage of the average accumulated value);
• the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2009 (without voluntary waivers of fees by the underlying funds, if any);
• no premium taxes are deducted;
• the GMWB 2-SL/JL rider was added to the Contract at issue; and
• the Premium Payment Credit Rider was added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. The premium payment credit is added to the accumulated value at issue and charges are based on that amount.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your contract at								If you fully annuitize your contract
	the end of the applicable time				If you do not surrender your				at the end of the applicable time
		period				contract				period

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Maximum Total Underlying
Mutual Fund Operating
Expenses (1.80%)	1,313	2,346	3,306	5,572	556	1,692	2,846	5,572	1,056	2,192	2,846	5,572

Minimum Total Underlying
Mutual Fund Operating
Expenses (0.30%)	1,172	1,932	2,622	4,229	402	1,244	2,122	4,229	902	1,744	2,122	4,229

SUMMARY

This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The
Contract is designed to provide individuals with retirement benefits, including:
• non-qualified retirement programs; and
• Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match
Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see
FEDERAL TAX MATTERS — IRA, SEP and SIMPLE-IRA and Rollover IRAs). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, please see THE CONTRACT — How to Buy a Contract.
This is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.

Investment Limitations

• Initial premium payment must be at least $5,000 for non-qualified contracts.
• Initial premium payment must be at least $2,000 for all other contracts.
• Each subsequent premium payment must be at least $500.
• If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.
• The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.
You may allocate your net premium payments to the investment options.
• A complete list of the divisions may be found in TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.
• The investment options also include the Fixed Account and the DCA Plus Accounts.
• Certain riders may impose limitations on the investment options available to you.

Transfers
During the accumulation period:
• a dollar amount or percentage of transfer must be specified;
• a transfer may occur on a scheduled or unscheduled basis;
• transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and
• transfers into DCA Plus Accounts are not permitted.

During the annuitization period, transfers are not permitted (no transfers once payments have begun).
See THE CONTRACT — The Accumulation Period, Division Transfers and FIXED ACCOUNT AND DCA
ACCOUNT — Fixed Account, Fixed Account Transfers, Total and Partial Surrenders for additional restrictions.
This section does not apply to transfers under the DCA Plus Program (see FIXED ACCOUNT AND DCA PLUS
ACCOUNTS — Dollar Cost Averaging (DCA) Plus Program, Scheduled DCA Plus Transfers and Unscheduled DCA
Plus Transfers).

Surrenders
During the accumulation period:
• a dollar amount must be specified;
• surrendered amounts may be subject to surrender charges:
• for Contracts without the Premium Payment Credit Rider, the maximum surrender charge is 6% of the amount(s) surrendered; or
• for Contracts with the Premium Payment Credit Rider, the maximum surrender charge is 8% of the amount(s) surrendered;
• total surrenders may be subject to an annual Contract fee;
• during a contract year, partial surrenders that are less than the Free Surrender Privilege amount are not subject to a surrender charge; and

•	surrenders before age 59½ may involve an income tax penalty (see FEDERAL TAX MATTERS).
See THE CONTRACT — Surrenders and FIXED ACCOUNT AND DCA ACCOUNT — Fixed Account, Fixed Account
Transfers, Total and Partial Surrenders and DCA Plus Surrenders for additional information.

Charges and Deductions
•	There is no sales charge on premium payments.
•	A contingent deferred surrender charge is imposed on certain total or partial surrenders.
•	An annual mortality and expense risks charge equal to 1.25% of amounts in the Separate Account divisions is imposed daily.
•	The daily Separate Account administration charge currently is zero but we reserve the right to assess a charge not to exceed 0.15% of Separate Account division value(s) annually.
•	The optional riders are available at an additional charge (see CHARGES AND DEDUCTIONS — Charges for Rider
Benefits).
•	Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, then all the contracts you own or jointly own are aggregated on each contract’s anniversary to determine if the $30,000 minimum has been met and whether that contract will be charged.
•	Certain states and local governments impose a premium tax. We reserve the right to deduct the amount of the tax from premium payments or the accumulated value.

See CHARGES AND DEDUCTIONS for additional information.

Annuity Benefit Payments
•	You may choose from several fixed annuity benefit payment options which are described in THE CONTRACT —
The Annuitization Period, Annuity Benefit Payment Options.
•	Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option (see THE CONTRACT — The
Annuitization Period, Annuity Benefit Payment Options and FEDERAL TAX MATTERS).

Death Benefit
•	If the owner dies before the annuitization date, a death benefit is payable (see Death Benefit).
•	The death benefit may be paid as either a single payment or under an annuity benefit payment option (see Death
Benefit).
•	If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.

Examination Offer Period (free look)
You may return the Contract during the examination offer period, which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.
•	The amount refunded will be a full refund of your accumulated value plus any contract charges and premium taxes you paid unless state law requires otherwise. The underlying fund fees and charges are not refunded to you as they are already factored into the Separate Account division accumulated value.
•	The amount refunded may be more or less than the premium payments made.
•	We recapture the full amount of any premium payment credit or exchange credit.

See THE CONTRACT — Right to Examine the Contract (free look) for additional information.

CORPORATE ORGANIZATION AND OPERATION

Principal Life Insurance Company

Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group,
Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named
Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life
Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became
Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding
Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.

Principal Life Insurance Company Separate Account B

The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account.
There is no assurance that the value of your Contract will equal the total of the payments you make to us.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.
Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the
Contract may not be charged with liabilities arising from any of our other businesses.

The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.

The Underlying Mutual Funds

The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.

We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund.
Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.

Deletion or Substitution of Separate Account Divisions

We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We may substitute shares of a division for shares in another division. This substitution might occur if shares of a division should no longer be available, or if investment in any division should become inappropriate for the purposes of the contract, in the judgment of our management. No substitution or deletion will be made without prior notice to you in accordance with the Investment Company Act of 1940.

We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective. We may also eliminate one or more divisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a division without prior notice to you and, if required, before approval of the SEC.

If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).

Voting Rights

We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of
Contract owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

THE CONTRACT

The Principal Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division accumulated value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.

The following descriptions are based on provisions of the Contract offered by this prospectus.

You should refer to the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.

How to Buy a Contract

If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

Premium Payments

• The initial premium payment must be at least $5,000 for non-qualified contracts.
• The initial premium payment must be at least $2,000 for all other contracts.
• If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.
• All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.
• Subsequent premium payments must be at least $500 and can be made until the annuitization date.
• Premium payments are to be made by personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.
• If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.
• The total sum of all premium payments may not be greater than $2,000,000 without our prior approval. For further information please call 1-800-852-4450.
• The state of Washington does not allow premium payments to be made after the first contract year on
Contracts issued in Washington with the Premium Payment Credit Rider attached.

Premium Payment Credit

We will apply a credit for premium payments made during your first contract year to your accumulated value if you elect the Premium Payment Credit Rider. See RIDER BENEFITS — Premium Payment Credit Rider for
more information.

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer is available on and after January 4, 2010. Owners of an eligible Principal Variable Annuity contract may elect to exchange their Principal Variable Annuity contract (“old contract”) for a new Principal Investment
Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

•	your old contract is not subject to any surrender charges;
•	the exchange offer is available in your state; and
•	your old contract has reached the contract anniversary following the date the exchange offer is made available.

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

See Appendix A for further details about the exchange offer.

Exchange Credit (for exchanges from our fixed deferred annuities)

If you own a fixed deferred annuity issued by us and are no longer subject to surrender charges, you may transfer the accumulated value, without charge, to the Contract described in this prospectus. We will add 1% of the fixed annuity contract’s surrender value at the time of exchange to this Contract’s accumulated value. There is no charge or cost to you for this exchange credit.

This exchange credit is allocated among the Contract’s investment options in the same ratio as your allocation of premium payments. The credit is treated as earnings.
NOTE:	The exchange may not be suitable for you if you do not want to accept market risk. Fixed deferred annuities provide a fixed rate of accumulation. This Contract provides Separate Account divisions. The value of this
Contract will increase or decrease depending on the investment performance of the Separate Account divisions you select.

NOTE:	The charges and provisions of a fixed annuity contract and this Contract differ. The charges for this Contract are typically higher than charges for a fixed annuity and will increase further if you elect the Premium Payment
Credit Rider, the GMWB rider or other optional rider. In some instances, your existing fixed annuity contract may have benefits that are not available under this Contract.

NOTE:	This exchange credit may not be available in all states. In addition, we reserve the right to change or discontinue the exchange credit. You may obtain more specific information regarding the exchange credit from your registered representative or by calling us at 1-800-852-4450.

Right to Examine the Contract (free look)

It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.
Although we currently allocate your initial premium payments to the investment options you have selected, during times of economic uncertainty and with prior notice to you, we may activate our right to allocate initial premium payments to the Money Market Division during the examination offer period. If your initial premium payments are allocated to the Money Market Division and the free look is exercised, you will receive the greater of premium payments or the accumulated value without a surrender charge. In addition, we are required to allocate initial premium payments to the Money Market Division if the contract is issued in California and the owner is age 60 or older. After the examination offer period expires, your accumulated value will be converted into units of the divisions according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.

To exercise your free look, you must return the Contract and a written request to us before the close of business on the last day of the examination offer period. If you send the request (properly addressed and postage prepaid) in good order to the home office, the date of the postmark is used to determine if the examination offer period has expired.
If you properly exercise your free look, we will cancel the Contract. In all states we will return at least your accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period. In the states that require us to return your premium payments, we will return the greater of your premium payments or accumulated value.
If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:
• the total premium payment(s) made; or
• your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.

The Accumulation Period
The Value of Your Contract

The accumulated value of your Contract is the total of the Separate Account division accumulated value plus the DCA
Plus Account(s) accumulated value plus the Fixed Account accumulated value. The DCA Plus Accounts and Fixed
Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.
There is no guaranteed minimum Separate Account division accumulated value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.

The Separate Account division accumulated value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your
Contract’s value in a division is:
• the number of units you have in a division multiplied by
• the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:
• your initial premium payment;
• subsequent premium payments;
• your exchange credit;
• premium payment credits; and
• transfers from another investment option
minus units sold:
• for partial surrenders and/or partial annuitizations from the division;
• as part of a transfer to another division or the Fixed Account; and
• to pay contract charges and fees.
Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.
The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:
a = the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
b = the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
c = the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d = the total Separate Account annual expenses.
* When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.

Premium Payments

• On your application, you direct how your premium payments will be allocated to the investment options.
• Allocations must be in percentages.
• Percentages must be in whole numbers and total 100%.
• Subsequent premium payments are allocated according to your then current allocation instructions.
• Changes to the allocation instructions are made without charge.
• A change is effective on the next valuation period after we receive your new instructions in good order.
• You can change the current allocations and future allocation instructions by:
• mailing your instructions to us;
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com.
• Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values.
• Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
• If no premium payments are made during two consecutive calendar years and the accumulated value is less than
$2,000, we reserve the right to terminate the Contract (see GENERAL INFORMATION — Reservation of Rights).

Division Transfers

• You may request an unscheduled transfer or set up a scheduled transfer by
• mailing your instructions to us;
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com.
• You must specify the dollar amount or percentage to transfer from each division.
• The minimum transfer amount is the lesser of $100 or the value of your division.
• In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.

You may not make a transfer to the Fixed Account if:
• a transfer has been made from the Fixed Account to a division within six months; or
• following the transfer, the Fixed Account value would be greater than $1,000,000.

Unscheduled Transfers

You may make unscheduled division transfers from one division to another division or to the Fixed Account.
• Transfers are not permitted into DCA Plus Accounts.
• Transfer values are calculated using the price next determined after we receive your request.
• We reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
• requiring a minimum time period between each transfer;
• imposing the transaction fee;
• limiting the dollar amount that an owner may transfer at any one time; or
• not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)

•	You may elect to have transfers made on a scheduled basis.
•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
•	You must specify the dollar amount of the transfer.
•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-
annually or annually).
•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•	Transfers are not permitted into DCA Plus Accounts.
•	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
•	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.
Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.

Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased
(33)].

Automatic Portfolio Rebalancing (APR)
•	APR allows you to maintain a specific percentage of your Separate Account division accumulated value in specified divisions over time.
•	You may elect APR at any time after the examination offer period has expired.
•	APR is not available for values in the Fixed Account or the DCA Plus Accounts.
•	APR is not available if you have arranged scheduled transfers from the same division.
•	There is no charge for APR transfers and no charge for participating in the APR program.
•	APR will be done on the frequency you specify:
• quarterly (on a calendar year or contract year basis); or
• semiannually or annually (on a contract year basis).
•	You may rebalance by
• mailing your instructions to us;
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com.
•	Divisions are rebalanced at the end of the next valuation period following your request.
Example: You elect APR to maintain your Separate Account division accumulated value with 50% in the
LargeCap Value Division and 50% in the Bond & Mortgage Securities Division. At the end of the
specified period, 60% of the accumulated value is in the LargeCap Value Division, with the remaining 40% in the Bond & Mortgage Securities Division. By rebalancing, units from the
LargeCap Value Division are redeemed and applied to the Bond & Mortgage Securities Division so that 50% of the Separate Account division accumulated value is once again in each division.

Telephone and Internet Services

If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
• make premium payment allocation changes;
• set up Dollar Cost Averaging (DCA) scheduled transfers;
• make transfers; and
• make changes to APR.

Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.

Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.

If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.

We reserve the right to modify or terminate telephone service or internet transaction procedures at any time.
Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.

Telephone Services

Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.

If you elect telephone privileges, instructions
• may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and
6 p.m. Eastern Time on any day that the NYSE is open).
• that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
• that are in good order and received by us after the close of a valuation period will receive the price next determined
(the value as of the close of the next valuation period).
• that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.

Internet

Internet services are available to you if you register for a secure login on the Principal Financial Group web site,
www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.
If you register for internet privileges, instructions
• that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
• that are in good order and received by us after the close of a valuation period will receive the price next determined
(the value as of the close of the next valuation period).
• that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.

Surrenders

You may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
P.O. Box 9382
Des Moines, Iowa 50306-9382

Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. The values are determined as of the end of the valuation period in which we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see Delay of
Payments). Surrenders before age 59½ may involve an income tax penalty (see FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see CHARGES AND DEDUCTIONS — Surrender Charge).

Total Surrender

• You may surrender the Contract at any time before the annuitization date.
• Surrender values are calculated using the price next determined after we receive your request.
• The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
• We reserve the right to require you to return the Contract.
• The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

Unscheduled Partial Surrender

• You may surrender a part of your accumulated value at any time before the annuitization date.
• You must specify the dollar amount of the surrender (which must be at least $100).
• The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
• The surrender is deducted from your investment options according to your surrender allocation percentages.
• If surrender allocation percentages are not specified, we use your premium payment allocation percentages.
• We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.
• Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).
• The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

Scheduled Partial Surrender

• You may elect partial surrenders from any of your investment options on a scheduled basis.
• Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.
• You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th,
30th or 31st).
• If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.
• We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.
• The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.
• The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.

Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date.

If you die and	And	Then

You are the sole owner	Your spouse is	The beneficiary(ies) receives the death benefit under the Contract.
not named as a
	primary	If a beneficiary dies before you, on your death we will make equal
	beneficiary	payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is	Your spouse may either
	named as a	a. continue the Contract; or
	primary	b. receive the death benefit under the Contract.
beneficiary
All other beneficiaries receive the death benefit under the Contract.

If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving	The surviving owner receives the death benefit under the Contract.
joint owner is not
	your spouse	Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving	Your spouse may either
	joint owner is	a. continue the Contract; or
	your spouse	b. receive the death benefit under the Contract.

Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the
Contract will terminate.

If	And	Then

The annuitant dies	The owner is not	The beneficiary(ies) receives the death benefit under the Contract.
a natural person
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions.

Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the
Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.

No surrender charge applies when a death benefit is paid.

Standard Death Benefit Formula

The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c = the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that contract anniversary.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y)
multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example: Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

Enhanced Death Benefit

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. For rider applications signed prior to January 4, 2010 (contracts with the Enhanced Death Benefit Rider), see RIDER
BENEFITS — Enhanced Death Benefit Rider for more information.

Payment of Death Benefit

The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed
(see GENERAL PROVISIONS — Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE: Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary.
After payment of all of the death benefit, the Contract is terminated.

The Annuitization Period

Annuitization Date

You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first contract anniversary or after the maximum annuitization date (the later of age 85 or ten years after contract issue; state variations may apply) found on the data pages. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data pages.

Full Annuitization

Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).

Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.

Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.

Partial Annuitization

If your Contract was issued prior to May 20, 2006, or your Contract was issued prior to the issue state approving the partial annuitization endorsement, partial annuitization is not available and all references to
“partial annuitization” within this prospectus do not apply to your Contract.

Subject to state availability, if your Contract was issued on or after May 20, 2006, you have the right to partially annuitize a portion of your accumulated value. A full list of states in which partial annuitization is available may be obtained from your registered representative or by calling us at 1-800-852-4450.

After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.

If you have elected the Premium Payment Credit Rider, the amount of the partial annuitization during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent contract anniversary.

The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.

You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.

Annuity Benefit Payment Options

We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.

You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected.
There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must be made within one year of the annuity benefit election.

The amount of the fixed annuity benefit payment depends on the:
• amount of accumulated value applied to the annuity benefit payment option;
• annuity benefit payment option selected; and
• age and gender of the annuitant (unless fixed income option is selected).

The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.

You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.

If an annuity benefit payment option is not selected, we will automatically apply:
• for Contracts with one annuitant — Life Income with payments guaranteed for a period of 10 years.
• for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of
10 years.

The available annuity benefit payment options for both full and partial annuitizations include:

• Fixed Period Income – Level payments continue for a fixed period. You may select a range from 5 to 30 years
(state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

• Life Income – Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.

• Life Income with Period Certain – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

• Joint and Survivor – Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

• Joint and Survivor with Period Certain – Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available.

Tax Considerations Regarding Annuity Benefit Payment Options

If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70½. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract.

Additional rules apply to distributions under non-qualified contracts (see FEDERAL TAX MATTERS — Required
Distributions for Non-Qualified Contracts).

Death of Annuitant (During the Annuitization Period)

If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

CHARGES AND DEDUCTIONS

Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY
EXPENSE INFORMATION.

In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.

Surrender Charge

No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily, commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

NOTE: If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all the premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender Charge for Contracts without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years	Surrender charge applied to all
since each premium payment	premium payments received in
was made	that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

Surrender Charge for Contracts with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years	Surrender charge applied to all
since each premium payment	premium payments received in
was made	that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment.
However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.
NOTE:	Regarding Contracts written in the states of Alabama, Massachusetts, and Washington:
•	For contracts without the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first three contract years.
•	For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first contract year.

For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
• first from premium payments no longer subject to a surrender charge;
• then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and
• then from premium payments subject to a surrender charge on a first-in, first-out basis.

NOTE:	Partial surrenders may be subject to both a surrender charge and a transaction fee.

Free Surrender Privilege

The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:
• earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or
• 10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last contract anniversary.

Any amount not taken under the free surrender privilege in a contract year is not added to the amount available under the free surrender privilege for any following contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described below.

Waiver of Surrender Charge

The surrender charge does not apply to:
• amounts applied under an annuity benefit payment option; or
• payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or
• amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue
Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
• an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

In addition, the Waiver of Surrender Charge Rider is automatically added to your Contract at issue. This rider waives the surrender charge on surrenders made after the first Contract anniversary if the original owner or original annuitant has a critical need. See RIDER BENEFITS — Waiver of Surrender Charge Rider for more information.

Transaction Fee

To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or
2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.

To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.

Premium Taxes

We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.

Annual Fee

Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or
2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that
Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.

Separate Account Annual Expenses

Mortality and Expense Risks Charge

We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

This charge is intended to compensate us for the mortality risk on the Contract. We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.

This charge is also intended to cover our expenses, primarily related to operation of the Contract, including
• furnishing periodic Contract statements, confirmations and other customer communications;
• preparation and filing of regulatory documents (such as this prospectus);
• preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and
• providing computer, actuarial and accounting services.

If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.

Administration Charge

Currently, we do not impose a Separate Account administration charge. We reserve the right to assess each Separate
Account division with a daily administration charge that is guaranteed not to exceed the annual rate of 0.15% of the average daily net asset value of the divisions. We will provide prior written notice in the event that we exercise our right to assess the administration charge.

In the event that we assess the administration charge, it would be imposed in order to cover our costs for administration of the Contract that are not covered in the mortality and expense risk charge, above. In the event that we assess an administration charge, it would not be imposed after the annuitization date of the Contract. In the event that we assess an administration charge, it would be assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above.

Charges for Rider Benefits

Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.

Premium Payment Credit Rider

The maximum annual charge for this rider is 0.60% of the average daily net assets of the Separate Account divisions and a reduction of 0.60% of the Fixed Account interest rate. We currently impose the maximum charge against the average daily net assets of the Separate Account divisions, but do not currently impose the Fixed
Account interest rate reduction. We will provide prior written notice in the event that we decide to exercise our right to reduce the Fixed Account interest rate.

If you elect the Premium Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. This charge is assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value.
We will notify you when the division units move because of discontinuation of the rider charge.

The rider charge is intended to cover our cost for the credit(s).

GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2

For any GMWB 2-SL/JL rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.95% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to the
Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For any GMWB 2-SL/JL rider applications signed before February 16, 2009 the current annual charge for the rider is
0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider will increase to 0.95% of the average quarterly
Investment Back withdrawal benefit base at the end of the calendar quarter following the contract's 2010 anniversary unless you decline the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 contract anniversary is March 1, 2010, the increased rider charge will be effective beginning March 31, 2010 unless you decline the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment
Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:
• Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or
• Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter, the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to the maximum annual charge. If your rider application is signed on or after January 4, 2010, the maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly
Investment Back withdrawal benefit base. If your rider application is signed before January 4, 2010, the maximum annual charge is 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Enhanced Death Benefit Rider (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. If you have the Enhanced Death Benefit Rider, please see Appendix F for a description of the rider and its charges.

GMWB 1 Rider -- Investment Protector Plus (No Longer Available For Sale)
For rider applications signed on or after January 4, 2010, the GMWB 1 Rider is not available. If you have the GMWB 1
Rider, see Appendix E for a description of the rider and its charges.

GMWB 2-SL (Single Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the GMWB 2-SL (Single Life) Rider is not available. If you have the GMWB 2-SL Rider, see Appendix D for a description of the rider and its charges.
Special Provisions for Group or Sponsored Arrangements

Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the
Separate Account.

RIDER BENEFITS

Subject to certain conditions, you may elect to add one or more of the available optional riders described below to your
Contract. Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of any rider at any time. For information regarding availability of any rider, you may contact your registered representative or call us at 1-800-852-4450.

See CHARGES AND DEDUCTIONS — Charges for Rider Benefits for current and maximum rider charges.

Premium Payment Credit Rider

The Premium Payment Credit Rider applies credits to the accumulated value for premium payments made in contract year one. This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated. There is a charge for this rider (see CHARGES AND DEDUCTIONS) as well as an increased surrender charge and longer surrender charge period.

If you elect this rider, the following provisions apply to the Contract:

• We will apply a credit of 5% of the premium payment to your accumulated value for each premium payment received during your first contract year. The credit is applied to the Contract on the same date the related premium payment is applied to the Contract. For example, if you make a premium payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).
• No credit(s) are applied for premium payments made after the first contract year.
• For Contracts issued in the state of Washington, no premium payments are allowed after the first contract year for Contracts issued with the Premium Payment Credit Rider.
• The premium payment credit is allocated among the investment options according to your then current premium payment allocations.
• We recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.
• The amount we recapture may be more than the current value of the credit(s). If your investment options have experienced negative investment performance (i.e., have lost value) you bear the loss for the difference between the original value of the credit(s) and the current (lower) value of the credit(s).
• No partial annuitizations are allowed in contract year one.
• Partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.
• Credits are considered earnings under the Contract, not premium payments.
• All premium payments are subject to the 9-year surrender charge period and higher surrender charge (see
CHARGES AND DEDUCTIONS — Surrender Charge).
• The Premium Payment Credit Rider cannot be cancelled and the associated surrender charge period and percentages cannot be changed.
• The DCA Plus Program is not available to you if you elect this rider.

If you elect the Premium Payment Credit Rider, your unit values will be lower than if you did not elect the rider.
The difference reflects the annual charge for the Premium Payment Credit Rider. After the 8th Contract
anniversary, your accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge. The following example is provided to assist you in understanding this adjustment.

	Sample Division	Number of Units in
	Unit Value	Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$ 41,179.69
After the one time adjustment	26.659024	1,544.6811189	$ 41,179.69

You should carefully examine the Premium Payment Credit Rider to decide if this rider is suitable for you. There are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:
•	the length of time you plan to own your Contract (this rider increases the amount and duration of the surrender charges, see CHARGES AND DEDUCTIONS — Surrender Charge);
•	the frequency, amount and timing of any partial surrenders (this rider increases the amount and duration of the surrender charges);
•	the timing and amount of partial annuitizations;
•	the amount and timing of your premium payment(s). Any premium payments made after the first contract year are subject to the rider’s higher Separate Account charges even though no credit is applied to those premium payments; and
•	the higher Separate Account charges reduce investment performance.

The charges used to recoup our cost for the premium payment credit(s) include the surrender charge and the
Premium Payment Credit Rider charge (see CHARGES AND DEDUCTIONS). We expect to make a profit from these charges.

The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders or partial annuitizations. The tables are based on:
•	a $25,000 initial premium payment and no additional premium payments;
•	the deduction of maximum Separate Account annual expenses:
• Contracts with the Premium Payment Credit Rider:
• 2.00% annually for the first eight contract years
• 1.40% annually after the first eight contract years
• Contracts without the Premium Payment Credit Rider:
• 1.40% annually for all contract years.
•	the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2009;
•	0%, 5% and 10% annual rates of return before charges; and
•	payment of the $30 annual contract fee (while the Contract’s value is less than $30,000).

	0% Annual Return		5% Annual Return		10% Annual Return
	Surrender Value	Surrender Value	Surrender Value	Surrender Value	Surrender Value	Surrender Value
	Without	With	Without	With	Without	With
Contract	Premium Payment Premium Payment Premium Payment Premium Payment Premium Payment Premium Payment
Year	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider
1	$ 23,075.31	$ 23,615.89	$ 24,250.31	$ 24,823.39	$ 25,425.31	$ 26,077.06
2	$ 22,513.98	$ 22,903.26	$ 24,866.67	$ 25,306.60	$ 27,422.19	$ 28,063.37
3	$ 21,965.71	$ 22,425.73	$ 25,449.52	$ 26,075.91	$ 29,641.83	$ 30,440.20
4	$ 21,631.57	$ 21,953.84	$ 26,408.82	$ 26,873.16	$ 32,281.81	$ 32,967.50
5	$ 21,298.75	$ 21,487.64	$ 27,368.55	$ 27,681.76	$ 35,105.20	$ 35,655.90
6	$ 20,967.36	$ 21,027.17	$ 28,347.27	$ 28,501.95	$ 38,126.10	$ 38,516.81
7	$ 20,637.48	$ 20,572.46	$ 29,345.48	$ 29,363.97	$ 41,359.64	$ 41,562.42
8	$ 20,489.10	$ 20,123.54	$ 30,643.70	$ 30,238.69	$ 45,072.16	$ 44,805.82
9	$ 19,982.63	$ 19,802.09	$ 31,463.26	$ 31,310.79	$ 48,531.23	$ 48,532.81
10	$ 19,487.93	$ 19,482.30	$ 32,304.75	$ 32,404.88	$ 52,255.75	$ 52,526.65
15	$ 17,181.76	$ 17,176.75	$ 36,862.04	$ 36,976.30	$ 75,630.76	$ 76,022.82
20	$ 15,131.55	$ 15,127.10	$ 42,062.23	$ 42,192.62	$ 109,461.84	$ 110,029.29

The better your Contract’s investment performance, the more advantageous the Premium Payment Credit Rider becomes due to the effect of compounding. However, Contracts with the Premium Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without this rider (see CHARGES AND DEDUCTIONS — Surrender Charge). If you surrender your Contract with the
Premium Payment Credit Rider while subject to a surrender charge, your surrender value will be less than the surrender value of a Contract without this rider.

Waiver of Surrender Charge Rider

The Waiver of Surrender Charge Rider waives the surrender charge on surrenders made after the first Contract anniversary if the original owner or original annuitant has a critical need. This rider is automatically made a part of the
Contract at issue. There is no charge for this rider.
The benefits under the Waiver of the Surrender Charge Rider are available for a critical need if the following conditions are met:
• the original owner or original annuitant has a critical need (NOTE: A change of ownership will terminate this rider;
once terminated the rider may not be reinstated.); and
• the critical need did not exist before the contract date.
For the purposes of this rider, the following definitions apply:
• critical need — owner’s or annuitant’s confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.
• health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
• terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and
New Jersey, terminal illness is not included in the criteria for critical need.
• total and permanent disability — a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.
NOTE: The Waiver of Surrender Charge Rider is not available in Massachusetts.
You may obtain more specific information regarding the Waiver of Surrender Charge Rider from your registered representative or by calling us at 1-800-852-4450.

GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2

Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders are designed to help protect you against the risk of a decrease in the Contract accumulated value due to market declines. The GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.

We currently make available one optional GMWB rider, the GMWB 2-SL/JL Rider -- Investment Protector Plus 2. Prior
to January 4, 2010, we made available other GMWB riders. For a description of GMWB 1 Rider -- Investment
Protector Plus, see Appendix E. For a description of GMWB 2-SL Rider -- Investment Protector Plus 2, see Appendix
D. The availability and eligibility requirements of the GMWB 2-SL/JL rider are shown below.

Name of Rider	GMWB 2 - SL/JL
Marketing Name	Investment Protector Plus 2 Rider
Availability	Available after January 21, 2008 if approved in your state
Eligibility	The owner(s) (or the annuitant(s) if the owner is not a natural person) must be at least age 45 and younger than age 81

You may have only one GMWB rider on your Contract. You may elect the GMWB rider only when you purchase the
Contract. We reserve the right, in our sole discretion, to allow Contract owners to add the rider after issue. If we exercise this right, we will give written notice and our offer will not be unfairly discriminatory.

We use certain defined terms in our description of the rider. For your convenience, we have included definitions of those terms in the GMWB 2-SL/JL Terms.

GMWB 2-SL/JL Overview

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment
Back withdrawal option. You are not required to choose between these two withdrawal options unless your
Contract accumulated value is zero or you reach the maximum annuitization date.

The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever addi-
tional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the Investment Back withdrawal benefit base.

Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be avail-
able to an eligible spouse who continues the Contract with the rider.

Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

GMWB 2-SL/JL Rider Restrictions/Limitations

Once elected, this rider may not be terminated for five contract years following the rider effective date.
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see CHARGES
AND DEDUCTIONS — Surrender Charge, Free Surrender Privilege). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.

There is a charge for this rider which can increase up to the guaranteed maximum charge for the rider (see
SUMMARY OF EXPENSE INFORMATION — Periodic Expenses).

Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options below).

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).

Factors To Consider Before You Buy The GMWB 2-SL/JL Rider

This Rider may be appropriate if you:
• Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
• Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
• Want to protect against the risk of you or your spouse outliving your income.

This rider generally will not be appropriate if you:
• Do not intend to take any withdrawals from your Contract.
• Intend to allocate a significant portion of your Contract accumulated value to the Fixed or DCA Accounts.
• Have an aggressive growth investment objective.
• Anticipate you will take withdrawals prior to the oldest owner’s age 59½ or that exceed the rider withdrawal benefit payments of 7% of total premium payments for the Investment Back withdrawal option and 3% to 6.50% of total premium payments for the For Life withdrawal option.

Before you purchase this rider, you should carefully consider the following:

• The features of this rider may not be purchased separately. As a result, you may pay for rider features that you never use.
• Although this rider is designed to permit you to recover at least your premium payments, if you take withdrawals that exceed the rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value.
• The rider is not a guarantee that the withdrawal benefit payments will be sufficient to meet your future income needs.
• The rider is not a guarantee that you will receive any return on your premium payments.
• The rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.
• The fee for this rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.
• This rider restricts your investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you elect this rider.
• Once elected, you may not terminate this rider until the fifth contract anniversary following the rider effective date.

You should review the terms of this rider carefully and work with your registered representative to decide if this rider is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.

GMWB 2-SL/JL Terms
We use the following definitions to describe the features of this rider:
• Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
• GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
• GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
• Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
• Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
• Rider effective date — the date the rider is issued.
• Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your
Contract’s accumulated value.
• Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
• Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you purchase a GMWB rider, you must allocate 100% of your Separate Account division accumulated value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account division accumulated value is invested in at the time of the new premium payments.

On and after January 4, 2010, the available GMWB investment options are:
• Diversified Growth Account; or
• Diversified Balanced Account.

For more information about the Diversified Growth and Diversified Balanced Account, please see the prospectus sections titled THE CONTRACT - The Underlying Mutual Funds, TABLE OF SEPARATE ACCOUNT DIVISIONS and
the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers are subject to the provisions of your Contract. See FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS - Fixed Account.

We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

Please see Appendix B for information regarding transfers between GMWB Investment Options, GMWB Investment
Options Underlying Funds, and Discontinued GMWB Investment Options.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
• the rider effective date and
• each contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each contract anniversary, the withdrawal benefit base for each withdrawal option is
• increased dollar-for-dollar by any additional premium payments made since the previous contract anniversary, any
GMWB Bonus credited since the previous contract anniversary, and any GMWB Step-Up; and
• decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
• the rider effective date,
• when a premium payment is made,
• when any applicable GMWB Bonus is credited,
• when a GWMB Step-Up is applied, and
• when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
•	increased dollar-for-dollar by each additional premium payment made, each GMWB Bonus credited, and any
GMWB Step-Up; and
•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and
•	decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The
Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annu-
itant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life”
For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the
a.	owner if there is only one owner;
b.	annuitant if the owner is not a natural person;
c. youngest joint owner if there are joint owners; or
d.	youngest annuitant if there are joint annuitants and the owner is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

“Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.

To be eligible for “Joint Life” the covered lives must be
a. the owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary ben-
eficiary; or
b. the joint owners, provided the joint owners are each other’s spouse.
NOTE: For purposes of this rider, “spouse” means the person who is recognized as the owner’s spouse and is eligible to make a spousal election under federal tax laws.
NOTE: At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal ben-
efit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life”
and the age of the covered life on the date of the first withdrawal following the rider effective date:
• “Single Life”:

Age of Covered Life at First	For Life Withdrawal Benefit
Withdrawal	Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•	“Joint Life”:

Age of Younger Covered	For Life Withdrawal Benefit
Life at First Withdrawal	Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date.
Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first with-
drawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed

Covered Life Change. Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the follow-
ing permissible Changes:
1. Spousal continuation of this rider as described below in Spousal Continuation.

2. If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal
Continuation, then
a. you may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b. you may remove a joint owner or primary beneficiary as a covered life.
c. the For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3. If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then
a. you may remove a joint owner as a covered life.
b. you may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4. If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then
a. you may remove a joint owner or primary beneficiary as a covered life.
b. you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5. If you have previously elected to continue this rider as provided in Spousal Continuation, then you may add a pri-
mary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the con-
tract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.

An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Effect of Withdrawals

This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see GMWB Bonus below.

If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in Appendix C.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal, as shown below.

The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
•	the excess withdrawal, or
•	the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases according to the same formula as described above, except that c is the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For
Life age eligibility requirement are excess withdrawals.

NOTE:	For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22,
2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution, below.)

Required Minimum Distributions (RMD)

Tax-qualified Contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis
(i.e., compared to a contract year basis), usually beginning after age 70½.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

• your Contract may not have the Enhanced Death Benefit Rider;
• the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the
Internal Revenue Code is based only on this Contract (the “RMD amount”); and
• you have elected scheduled withdrawal payments.

NOTE:	Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for
GMWB Riders on your next contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the RMD for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

Under the GMWB Bonus, on each of the first three contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable contract anniversary mul-
tiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are differ-
ent, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary
(following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of
• The third contract anniversary following the rider effective date; or
• The date you take a withdrawal following the rider effective date.

NOTE: The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic
GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was pur-
chased. The rider charge will never be greater than the maximum GMWB 2-SL/JL rider charge. See SUMMARY OF
EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a contract anniversary and your Con-
tract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable with-
drawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a contract anniversary is less than a withdrawal benefit base.

If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB
Step-Ups.

The GMWB Step-Up operates as follows:

On each contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:

1.	the contract anniversary occurs before the later of
a. the contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural per-
son) attains age 80; or
b. ten years after the rider effective date;
2.	you have not declined any increases in the rider charge; and
3.	you have not fully annuitized the Contract.

On each contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	the contract anniversary occurs before the later of
a. the contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural per-
son) attains age 80; or
b. ten years after the rider effective date;
2.	you have not declined any increases in the rider charge;
3.	you have not fully annuitized the Contract; and
4.	the remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE: A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after that remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1. Contract payment options:
• Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
• Payment of the Contract accumulated value as a single payment.

2. GMWB rider payment options:
• You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death
(death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL/JL Death Provisions below.
• You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
• the date the For Life remaining withdrawal benefit base is zero; or
• the date of death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Death Provisions.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The
Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Please see Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option as described in THE CONTRACT — The Annuitization Period, Annuity Benefit Payment Options.

Effect of the Contract Accumulated Value Reaching Zero under the Rider

In the event that the Contract accumulated value reduces to zero, you must elect either

• the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Effect of Withdrawals); or
• the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see
Effect of Withdrawals).

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The
Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

• If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Death Provisions below.
• If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
• If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either

•	the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of
	•	the date the For Life remaining withdrawal benefit base is zero; or
	•	the date of your death (annuitant’s death if the owner is not a natural person).
•	the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of
	•	the date the For Life remaining withdrawal benefit base is zero; or
	•	the date of the death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Death Provisions below.

NOTE:		In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.

GMWB 2-SL/JL Death Provisions

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and	And	Then

You are the sole owner	Your spouse	The primary beneficiary(ies) must elect one of the following:
is not named
	as a primary	a. receive the death benefit under the Contract*; or
	beneficiary	b. receive the Investment Back remaining withdrawal benefit
base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-
selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse	Your spouse may
is named as
	a primary	a. continue the contract with or without this rider as set forth
	beneficiary	below in GMWB 2-SL/JL Spousal Continuation; or
b. elect one of the following:
• receive the death benefit under the Contract*;
• receive the Investment Back remaining withdrawal
benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and
benefits under the rider and Contract will terminate.

You are a joint owner	The	Your surviving owner must elect one of the following
	joint owner	a. receive the death benefit under the Contract*; or
	is not your	b. receive the Investment Back remaining withdrawal benefit
	spouse	base as a series of payments.**
Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The	Your spouse may
surviving
	joint owner	a. continue the contract with or without this rider as set forth
	is your	below in GWMB 2-SL/JL Spousal Continuation; or
	spouse	b. elect one of the following:
• receive the death benefit under the Contract*;
• receive the Investment Back remaining withdrawal
benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the
contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

* Please see THE CONTRACT — Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

** We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If…	And…	Then…

The annuitant dies	The owner is not a natural per-	The beneficiary(ies) receive
	son	the death benefit under the
Contract.

If a beneficiary dies before the
annuitant, on the annuitant’s
death we will make equal pay-
ments to the surviving benefi-
ciaries unless the owner
provided us with other written
instructions. If no benefi-
ciary(ies) survive the annu-
itant, the death benefit is paid
to the owner.

Upon the annuitant’s death,
only the beneficiary(ies) right
to the death benefit will con-
tinue; all other rights and ben-
efits under the Contract will
terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…

You are the sole owner	You elected the “Single Life”	We will continue payments to
	For Life withdrawal option*	your beneficiary(ies) according
to the schedule established
when you made your election
until the For Life remaining
withdrawal benefit base
reduces to zero.

You are the sole owner	You elected the “Joint Life” For	We will continue payments to
	Life withdrawal option*	the surviving covered life
according to the schedule
established when you made
your election until the date of
the surviving covered life’s
death.

Upon the surviving covered
life’s death, we will continue
payments to your benefi-
ciary(ies) according to the
schedule established when
you made your election until
the For Life remaining with-
drawal benefit base reduces to
zero.

You are the sole owner	You elected the Investment	We will continue payments to
	Back withdrawal option*	your beneficiary(ies) according
to the schedule established
when you made your election
until the Investment Back
remaining withdrawal benefit
base reduces to zero.

You are a joint owner	You elected the “Single Life”	We will continue payments to
	For Life withdrawal option*	the surviving joint owner
according to the schedule
established when you made
your election until the For Life
remaining withdrawal benefit
base reduces to zero.

Upon the surviving joint
owner’s death, we will con-
tinue payments to your benefi-
ciary(ies) according to the
schedule established when
you made your election until
the For Life remaining with-
drawal benefit base reduces to
zero.

You are a joint owner	You elected the “Joint Life” For	We will continue payments to
	Life withdrawal option*	the surviving covered life
according to the schedule
established when you made
your election until the date of
the surviving covered life’s
death.

Upon the surviving joint
owner’s death, we will con-
tinue payments to your benefi-
ciary(ies) according to the
schedule established when
you made your election until
the For Life remaining with-
drawal benefit base reduces to
zero.

You are a joint owner	You elected the Investment	We will continue payments to
	Back withdrawal option*	the surviving joint owner
according to the schedule
established when you made
your election until the Invest-
ment Back remaining with-
drawal benefit base reduces to
zero.

Upon the surviving joint
owner’s death, we will con-
tinue payments to your benefi-
ciary(ies) according to the
schedule established when
you made your election until
the Investment Back remain-
ing withdrawal benefit base
reduces to zero.

* Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If…	And…	Then…

The annuitant dies	The owner is not a natural per-	The beneficiary(ies) receive
	son	the death benefit under the
Contract

	The owner elected the “Single	We will continue payments to
	Life” For Life Withdrawal	the owner’s beneficiary(ies)
	option*	according to the schedule
established when the owner
made its election until the For
Life remaining withdrawal ben-
efit base reduces to zero

	The owner elected the Invest-	We will continue payments to
	ment Back withdrawal option*	the owner’s beneficiary(ies)
according to the schedule
established when the owner
made its election until the
Investment Back remaining
withdrawal benefit base
reduces to zero.

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th contract anniversary following the rider effective date.

We will terminate this rider upon the earliest to occur:
• The date you send us notice to terminate the rider (after the 5th contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
• The date you fully annuitize, fully surrender or otherwise terminate the Contract.
• The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
• The date the contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation.
• The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).
• The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.
• The date you make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be rein-
stated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the contract accumulated value as of the date of termination.

GMWB 2-SL/JL Spousal Continuation

This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1. the Contract accumulated value is greater than zero;
2. the Contract and this rider have not been previously continued; and
3. your spouse is either
a. your primary beneficiary, if you were the sole owner; or
b. the surviving joint owner, if there were joint owners.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE: Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…

No withdrawals have	Your spouse meets	Your spouse may take withdrawals under
been taken since the	the minimum issue	either withdrawal option as follows:
rider effective date	age requirement
a. The For Life withdrawal option will be avail-
able until the earlier of the death of your
spouse or the For Life withdrawal benefit base
reduces to zero. For Life withdrawal benefits
will automatically be calculated as “Single
Life” and your spouse will be the sole covered
life. Your spouse may not add a new covered
life or elect “Joint Life”. The For Life with-
drawal benefit percentage will be based on
your spouse’s age and will lock in at the “Sin-
gle Life” percentage applicable on the date of
your spouse’s first withdrawal.
b. The Investment Back withdrawal option will
continue to be available until the Investment
Back remaining withdrawal benefit base is
zero.
c. All other provisions of this rider will continue
as in effect on the date of your death.

No withdrawals have	Your spouse does	The For Life withdrawal option terminates
been taken since the	not meet the mini-	upon your death.
rider effective date	mum issue age
	requirement	Your spouse may take withdrawals under the
Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will
continue to be available until the Investment
Back remaining withdrawal benefit base is
zero.
b. All other provisions of this rider will continue
as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this rider

Withdrawals have	You have	__	The For Life withdrawal option terminates
been taken since	locked in		upon your death.
the rider effective	“Single
date	Life” For		Your spouse may take withdrawals under
	Life with-		the Investment Back withdrawal option as
	drawal ben-		follows:
efits
a. The Investment Back withdrawal option
will continue to be available until the Invest-
ment Back remaining withdrawal benefit
base reduces to zero.
b. All other provisions of this rider will con-
tinue as in effect on the date of your death.

Withdrawals have	You have	Your	Your spouse may take withdrawals under
been taken since	locked in	spouse is	either withdrawal option as follows:
the rider effective	“Joint Life”	the surviv-
date	For Life	ing cov-	a. The For Life withdrawal option will con-
	withdrawal	ered life	tinue to be available until the earlier of the
	benefits		death of your spouse or the For Life with-
drawal benefit base reduces to zero. For
Life withdrawal benefits will continue to be
calculated as “Joint Life”. The For Life with-
drawal benefit percentage will remain locked
in at the “Joint Life” percentage applicable
on the date of your first withdrawal and will
not be reset to reflect your death.
b. The Investment Back withdrawal option
will continue to be available until the Invest-
ment Back remaining withdrawal benefit
base reduces to zero.
c. All other provisions of this rider will con-
tinue as in effect on the date of your death.

Withdrawals have	You have	There is no	The For Life withdrawal option terminates
been taken since	locked in	surviving	upon your death.
the rider effective	“Joint Life”	covered life
date	For Life		Your spouse may take withdrawals under
	withdrawal		the Investment Back withdrawal option as
	benefits		follows:

a. The Investment Back withdrawal option
will continue to be available until the Invest-
ment Back remaining withdrawal benefit
base reduces to zero.
b. All other provisions of this rider will con-
tinue as in effect on the date of your death.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

GMWB 2- SL/JL (SINGLE LIFE/JOINT LIFE) RIDER -- INVESTMENT PROTECTOR PLUS 2 SUMMARY

Name of Rider		GMWB 2 - SL/JL
Marketing Name		Investment Protector Plus 2 Rider
Rider Issue Age		45 – 80
Rider Charge	GMWB 2 -SL/JL Rider Charges (as a percentage of
average quarterly Investment Back withdrawal benefit
base)
	•	Maximum annual charge for rider applications signed
before January 4, 2010 is 1.00%.
	•	Maximum annual charge for rider applications signed
on or after January 4, 2010 is 1.65%.
	•	Current annual charge for rider applications signed
before February 16, 2009 and you opt out of future
GMWB Step-Ups after the contract’s 2010 anniversary
(for more details see Charges for Rider Benefits) is
0.75%.
	•	Current annual charge for rider applications signed
before February 16, 2009 and you do not opt out of
future GMWB Step-Ups after the contract’s 2010
anniversary (for more details see Charges for Rider
Benefits) is 0.95%.
	•	Current annual charge for rider applications signed on
or after February 16, 2009 is 0.95%.

Guaranteed Minimum	•	Investment Back
Withdrawal Benefits	•	For Life
Annual Withdrawal Limits	•	Investment Back — 7.00% of the Investment Back
withdrawal benefit base.
	•	“Single Life” — tiered percentages based on age at
first withdrawal, beginning at 3.50% and capping at a
maximum of 6.50% of the For Life withdrawal benefit
base
	•	“Joint Life” — tiered percentages based on age at first
withdrawal, beginning at 3.00% and capping at a
maximum of 6.00% of the For Life withdrawal benefit
base
For Life Withdrawal	•	“Single Life” or “Joint Life” (your life and the lifetime of
Benefit Payments		your eligible spouse)
	•	For Life withdrawal benefit payments default to “Single
Life” unless “Joint Life” is elected
	•	Available the contract anniversary following the date
the oldest owner turns 59 1/2 — all withdrawals prior to
that contract anniversary are excess withdrawals
under the For Life withdrawal option
Termination	•	You may terminate this rider anytime after the 5th
contract anniversary following the rider effective date

GMWB Step-Up	•	Automatic annual GMWB Step-Up available until the
later of (a) the Contract Anniversary prior to age 80 or
(b) 10 years after the rider effective date.
	•	A remaining withdrawal benefit base under a
withdrawal option is not eligible for a GMWB Step-Up
after the remaining withdrawal benefit base reduces to
zero, even if additional premium payments are made.
GMWB Bonus	•	If no withdrawals are taken, a GMWB Bonus is applied
to the benefit bases on each contract anniversary as
shown below.
	•	Year 1 — 7.00% of premium payments
	•	Year 2 — 6.00% of premium payments
	•	Year 3 — 5.00% of premium payments
Investment Restrictions	•	You must select one of the available GMWB
investment options; there are no additional restrictions
on allocations to the Fixed Account or DCA Plus
Accounts.
Spousal Continuation	•	At the death of the first owner to die, a spouse who is a
joint owner or primary beneficiary may continue the
contract with or without this rider.
	•	The Investment Back withdrawal option continues; the
For Life withdrawal option continues only for eligible
spouses.

FIXED ACCOUNT AND DCA PLUS ACCOUNTS

This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate
Account and contains only selected information regarding the fixed account and DCA Plus Accounts. The Fixed
Account and the DCA Plus Accounts are a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the DCA Plus
Accounts, and any interest in them, are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account and the DCA Plus Accounts. However,
disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our obligations with respect to the Fixed Account and DCA Plus Accounts are supported by our general account. The general account is the assets of the Company other than those assets allocated to any of our Separate Accounts.
Subject to applicable law, we have sole discretion over the assets in the general account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus Account values. You can obtain more information concerning the Fixed Account and DCA Plus Accounts from your registered representative or by calling us at 1-800-
852-4450.

We reserve the right to refuse premium payment allocations and transfers from the other investment options to the
Fixed Account and premium payment allocations to the DCA Plus Accounts. We will send you a written notice at least
30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.

Fixed Account

The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.

Each contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.

NOTE 1: We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the Premium
Payment Credit Rider.

NOTE 2: Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See FIXED ACCOUNT AND DCA PLUS ACCOUNT - Fixed Account Transfers, Total and Partial Surrenders.

NOTE 3: We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See
GENERAL PROVISIONS - Delay of Payments.

Fixed Account Accumulated Value

Your Fixed Account accumulated value on any valuation date is equal to:
• premium payments or credits allocated to the Fixed Account;
• plus any transfers to the Fixed Account from the other investment options;
• plus interest credited to the Fixed Account;
• minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;
• minus any transfers to the Separate Account.

Fixed Account Transfers, Total and Partial Surrenders

Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the
Fixed Account may be subject to a charge (see GLOSSARY — Surrender Charge).

You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled
Fixed Account transfers in the same contract year.

Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per contract year, within the 30 days following the contract anniversary date, you can:

• transfer an amount not to exceed 25% of your Fixed Account accumulated value; or
• transfer up to 100% of your Fixed Account accumulated value if:
• your Fixed Account accumulated value is less than $1,000; or
• a minus b is greater than 1% where:
• a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
• b = the renewal interest rate for the Fixed Account.

Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:

• You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-800-
852-4450.
• Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
• If the selected date is not a valuation date, the transfer is completed on the next valuation date.
• Scheduled transfers are only available if the Fixed Account accumulated value is $5,000 or more at the time the scheduled transfers begin.
• Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account accumulated value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2%
of your Fixed Account accumulated value.
• The minimum transfer amount is $100.
• If the Fixed Account accumulated value is less than $100 at the time of transfer, the entire Fixed Account accumulated value will be transferred.
• If you stop the transfers, you may not start transfers again without our prior approval.

Dollar Cost Averaging Plus Program (DCA Plus Program)

Premium payments allocated to the DCA Plus Accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus Account accumulated value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions.
Transfers into a DCA Plus Account are not permitted. There is no charge for participating in the DCA Plus Program.

NOTE: If you elect the Premium Payment Credit Rider, you may not participate in the DCA Plus Program.

DCA Plus Premium Payments

You may enroll in the DCA Plus Program by allocating a minimum premium payment of $1,000 into a DCA Plus
Account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period.
Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

DCA Plus premium payments receive the fixed interest rate in effect on the date each premium payment is received by
us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus Program.

Selecting a DCA Plus Account

DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus Program. However, you may only participate in one 6-month and one
12-month DCA Plus Program at a time. Under the 6-month transfer program, all premium payments and accrued interest must be transferred from the DCA Plus Account to the selected investment options in no more than 6 months.
Under the 12-month transfer program, all premium payments and accrued interest must be transferred to the selected investment options in no more than 12 months.

We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus Account accumulated value is $4,000, the transfer amount would be $1,000 ($4,000 / 4) .

DCA Plus Transfers

Transfers are made from DCA Plus Accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the
28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.
Unscheduled DCA Plus Transfers. You may make unscheduled transfers from DCA Plus Accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders. You may take scheduled or unscheduled surrenders from DCA Plus Accounts.
Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS

The Contract

The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

Delay of Payments

Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

• trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
• an emergency exists, as determined by the SEC, as a result of which:
• disposal by a mutual fund of securities owned by it is not reasonably practicable;
• it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
• the SEC permits suspension for the protection of security holders.

If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.

Misstatement of Age or Gender

If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.

You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.

Change of Owner or Annuitant

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.

Beneficiary

While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.

Contract Termination

We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000, unless you have the GMWB rider.
Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within
60 days. Termination of the Contracts will not unfairly discriminate against any owner.

Reinstatement

If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:
• we reinstate the Contract effective on the original surrender date;
• if you had the Premium Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;
• we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract;
• these amounts are priced on the valuation date the money from the other company is received by us;
• commissions are not paid on the reinstatement amounts; and
• new data pages are sent to your address of record.

NOTE: Reinstatement is only available if you have surrendered your Contract for your full accumulated value. Any premium payments you make after a partial surrender or partial annuitization will be deemed new premium payments.

Reports

We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.

Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.

Important Information About Customer Identification Procedures

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures.

Rights Reserved by the Company

We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:

• transfer assets in any division to another division or to the Fixed Account;
• add, combine or eliminate a division(s);
• substitute the units of a division for the units of another division:
• if units of a division are no longer available for investment; or
• if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate
Account.

Frequent Trading and Market-Timing (Abusive Trading Practices)

This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:

• Disrupt the management of the underlying mutual funds by:
• forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the underlying mutual funds; and
• Increase expenses of the underlying mutual fund and separate account due to:
• increased broker-dealer commissions; and
• increased record keeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the
Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

• Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
• Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by
1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
• Limiting the number of unscheduled transfers during a Contract year to no more than 12;
• Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
• Taking such other action as directed by the underlying mutual fund.

We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.

In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

Distribution of the Contract

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a
broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory
Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.5%
of premium payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts.

Applications for the Contracts are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the
Company under applicable state insurance law and must be licensed to sell variable insurance products. The
Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

Performance Calculation

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate
Account calculates yield and total return figures, see the SAI.

From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for these
Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The
“yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield”
because of the compounding effect of the assumed reinvestment.

The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.

Non-Qualified Contracts

Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.
• Premium payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person’s gross income.
• An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed
Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
• Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
• Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
• The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
• Annuity benefit payments:
• The “investment in the contract” is generally the total of the premium payments made.
• The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
• After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.

Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.

Required Distributions for Non-Qualified Contracts

In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Internal
Revenue Code requires:
• If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the
Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.
• If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
• within five years after the date of your death; or
• as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
• If you take a distribution from the Contract before you are 59 ½, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.

TAX-QUALIFIED CONTRACTS: IRA, SEP, and SIMPLE-IRA

The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
• IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
• SEP-IRA – A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
• SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employers. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the
Internal Revenue Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral.
These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain
Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

Premature Distributions: There is a 10% penalty under the Internal Revenue Code on the taxable portion of a
“premature distribution” from IRAs, IRA rollovers and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a “premature distribution” unless the distribution is:
• made on or after you reach age 59 ½;
• made to a beneficiary on or after your death;
• made upon your disability;
• part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
• made to pay certain medical expenses;
• for health insurance premiums while employed;
• for first home purchases (up to $10,000);
• for qualified higher education expenses;
• for qualified disaster tax relief distributions (up to $100,000); or
• for qualified reservist distributions.

For more information regarding premature distributions, please consult your tax advisor.

Rollover IRAs

If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b)
plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or
IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59 ½ and not rolled over may be subject to an additional
10% excise tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For rollovers/conversion to Roth IRAs done in 2010 only, the taxpayer does have a choice of electing a two-year spread option that allows deferral including the taxable amounts in gross income to years 2011 and 2012. For more information, please see your tax advisor.

Roth IRAs

The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth
IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-
free. For more information, please contact your tax advisor.

Required Minimum Distributions for IRAs

The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their
IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70 ½. Thereafter, the RMD is required no later than December 31 of each calendar year.

The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs NOTE: Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMDs obligations via this annuity. Please see the Required Minimum
Distribution (RMD) section of the GMWB 2-SL/JL (Investment Protector Plus 2) Rider of this prospectus for details.

Failure to comply with the RMD rules can result in an excise tax penalty. This penalty equals 50% of the amount of the
RMD that exceeds the actual distribution amount (if any) that occurred during the calendar year in question.

Withholding

Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United
States. Moreover, special “backup withholding” rules may require us to disregard the recipient’s election if the recipient fails to supply us with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal
Revenue Service notifies us that the TIN provided by the recipient is incorrect.

MUTUAL FUND DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal
Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and
90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.

The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the
Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the
Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the
National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

GENERAL INFORMATION

Reservation of Rights

The Company reserves the right to:

• increase the minimum amount for each premium payment to not more than $1,000; and
• terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

Legal Opinions

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa
Insurance Law, have been passed upon by Karen Shaff, General Counsel and Executive Vice President.

Legal Proceedings

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect
Separate Account B.

Other Variable Annuity Contracts

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

Payments to Financial Intermediaries

The Company pays compensation to broker-dealers, financial institutions, and other parties
(“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts
(“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.

Service Arrangements and Compensation

The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract.
The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.

Independent Registered Public Accounting Firm

The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by
Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports which also appear in the SAI.

Financial Statements

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS

AllianceBernstein Small Cap Growth Division

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small Cap
Growth Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks growth of capital by pursuing aggressive investment policies.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth by investing primarily in stocks of U.S. companies.

American Century VP Vista Division

Invests in:	American Century VP Vista Fund – Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long term capital growth.

Dreyfus Investment Portfolio Technology Growth Division

Invests in:	Dreyfus Investment Portfolio Technology Growth Portfolio – Service Class
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks capital appreciation.

Fidelity VIP Contrafund® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks reasonable income. The fund will also consider the potential for capital appreciation.
The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500/SM/ Index (S&P 500®).

Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Small Cap Value Division

Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value Securities Fund - Class 2
Investment Advisor:	Franklin Advisers Services, LLC.
Investment Objective:	seeks long-term total return.

Goldman Sachs VIT Structured Small Cap Equity Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Structured Small Cap Equity Fund - Institutional
Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Invesco V.I. Basic Value Division (f.k.a. AIM V.I. Basic Value Division)

Invests in:	Invesco V.I. Basic Value Fund –Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco V.I. International Growth Division (f.k.a. AIM V.I. International Growth Division)

Invests in:	Invesco V.I. International Growth Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	Seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

Invesco V.I. Small Cap Equity Division (f.k.a. AIM V.I. Small Cap Equity Division)

Invests in:	Invesco V.I. Small Cap Equity Fund –Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

MFS VIT Utilities Division

Invests in:	MFS VIT Utilities Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seek total return.

MFS VIT Value Division

Invests in:	MFS VIT Value Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seek capital appreciation.

Neuberger Berman AMT Small Cap Growth Portfolio - S Class

Invests in:	Neuberger Berman AMT Small-Cap Growth Portfolio – S Class

Investment Advisor:	Neuberger Berman Management Inc.
Investment Objective:	seeks long-term capital growth.

Neuberger Berman AMT Partners Division

Invests in:	Neuberger Berman AMT Partners Portfolio – I Class
Investment Advisor:	Neuberger Berman Management Inc.
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Socially Responsive Division

Invests in:	Neuberger Berman AMT Socially Responsive Portfolio – I Class
Investment Advisor:	Neuberger Berman Management Inc.
Investment Objective:	seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

PIMCO All Asset Division

Invests in:	PIMCO VIT All Asset Portfolio - Administrative Class
Investment Advisor:	Research Affiliates, LLC
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

.PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Asset Allocation Division

Invests in:	Principal Variable Contract Funds Asset Allocation Account – Class 1
Investment Advisor:	Morgan Stanley Investment Management, Inc. (doing business as Van Kampen) through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to generate a total investment return consistent with the preservation of capital. The
Account intends to pursue flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and flexible-income securities.

Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide current income.

Diversified Balanced Division

Invests in:	Principal Variable Contracts Funds Diversified Balanced Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified Growth Division

Invests in:	Principal Variable Contracts Funds Diversified Growth Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek to provide a relatively high level of current income and long-term growth of income and capital.

Franklin Small Cap Value Division

Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value Securities Fund - Class 2
Investment Advisor:	Franklin Advisers Services, LLC.
Investment Objective:	seeks long-term total return.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a high level of current income, liquidity and safety of principal.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

International SmallCap Division

Invests in:	Principal Variable Contracts Funds International SmallCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LargeCap Blend II Division

Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II – Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital by investing in stocks of large U.S. companies. The
Account attempts to mirror the investment results of the Standard & Poor’s 500 Index.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value III Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account III – Class 1
Investment Advisor:	AllianceBernstein, L.P. through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	to seek long-term growth of capital

MidCap Blend Division

Invests in:	Principal Variable Contracts Funds MidCap Blend Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Growth I Division

Invests in:	Principal Variable Contracts Funds MidCap Growth Account I – Class1
Investment Advisor:	Mellon Equity Associates, LLP through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MidCap Value II Division

Invests in:	Principal Variable Contracts Funds MidCap Value Account II – Class 1
Investment Advisor:	Jacob Levy Management, Inc. through a sub-advisory agreements with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Mortgage Securities Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Principal LifeTime 2010 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Funds accounts.

Principal LifeTime 2020 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Funds accounts.

Principal LifeTime 2030 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Funds accounts.

Principal LifeTime 2040 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Funds accounts.

Principal LifeTime 2050 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Funds accounts

Principal LifeTime Strategic Income Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks high current income by investing primarily in shares of other Principal Variable
Contracts Funds accounts

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to generate a total return.

Short-Term Bond Division

Invests in:	Principal Variable Contracts Funds Short-Term Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to provide current income.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Growth II Division

Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II – Class 1
Investment Advisor:	Emerald Advisors, Inc. through a sub-advisory agreement; Essex Investment Management
Company, LLC through a sub-advisory agreement; UBS Global Asset Management
(Americas) Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SmallCap Value I Division

Invests in:	Principal Variable Contracts Funds SmallCap Value Account I – Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc., through a sub-advisory agreement and Mellon
Equity Associates, LLP through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

SAM Balanced Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolio –
Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk

SAM Conservative Balanced Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Conservative Balanced
Portfolio – Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Conservative Growth
Portfolio – Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Flexible Income Portfolio
– Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Strategic Growth
Portfolio – Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account – Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide long-term growth capital.

T. Rowe Price Blue Chip Growth Division

Invests in:	T. Rowe Price Blue Chip Growth Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide long-term capital growth.

T. Rowe Price Health Sciences Division

Invests in:	T. Rowe Price Health Sciences Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

Van Eck World Hard Assets Division

Invests in:	Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset" securities.
Income is a secondary consideration.

REGISTRATION STATEMENT

This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional
Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the
SAI by contacting your registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in
Washington, D.C. Information on the operation of the public reference room may be obtained by calling the
Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.

The registration numbers for the Contract are 333-116220 and 811-02091.

CUSTOMER INQUIRIES

Your questions should be directed to: Principal Investment Plus Variable Annuity, Principal Financial Group,
P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450. You may also contact us through our internet site:
www.principal.com.

TABLE OF CONTENTS OF THE SAI

General Information and History
Independent Registered Public Accounting Firm
Principal Underwriter
Calculation of Performance Data
Taxation Under Certain Retirement Plans
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm
Financial Statements
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm
Consolidated Financial Statements

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Princor Financial Services Corporation
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

APPENDIX A PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer is available on and after January 4, 2010. Owners of an eligible Principal Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity
contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:
• your old contract is not subject to any surrender charges;
• available in your state; and
• your old contract has reached the contract anniversary following the date the exchange offer is made available.

Exchange Offer Terms and Conditions

• You must qualify for and elect the GMWB 2-SL/JL rider. To qualify for the GMWB 2-SL/JL rider, you (or the annuitant if the owner is a non-natural person) must be between the ages of 45 and 80.
• You must receive a current prospectus for the new contract.
• You must complete all required exchange offer forms.
• The Premium Payment Credit Rider is not available on the new contract.
• If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the GMWB 2-SL/JL rider results in restriction of your Contract investment options to the more limited GMWB investment options (review this prospectus in its entirety for full details).
• The amount being exchanged to the new contract cannot be allocated to the DCA Plus Accounts.
• Any new premium payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.
• At contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.
• We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.
• The exchange offer is not available for partial exchanges.
• Only one old contract can be exchanged for one new contract.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.

There may be additional differences important for you to consider prior to making an exchange. You should carefully review this prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Summary Comparison* of Principal Variable Annuity (old contract) and
Investment Plus Variable Annuity with GMWB Rider (new contract)

To participate in the exchange offer you must elect the GMWB 2-SL/JL rider.

A. Features	Old Contract	New Contract
GMWB Rider	Not available	GMWB 2-SL/JL

GWMB Investment Options	N/A	2
Fixed Rate Options (including 2	1 year - Fixed Account	1 year - Fixed Account
dollar-cost averaging options)	6 month - DCA Plus Account	6 month - DCA Plus Account***
	12 month - DCA Plus Account	12 month - DCA Plus Account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with
GMWB 2-SL/JL)
No. of Free Division Transfers/	12	1
Contract Year

B. Annuitization	Old Contract	New Contract
Annuity Benefit Payments First	Any time	Any time on/after the first contract
Available		anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	Annuity 2000 Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life	Same
income with fixed period; custom
options

C. Death Benefit	Old Contract	New Contract
Base Death Benefit	An amount equal to the greatest of	An amount equal to the greatest of
	(i) total premium payments less	(i) total premium payments less
	surrenders, or	surrenders, or
	(ii) contract value, or	(ii) contract value, or
	(iii) 7 year Step-Up	(iii) 7 year Step-Up

	For partial surrenders from old	For partial surrenders, the death
	contracts prior to November 23,	benefit is reduced proportionately
	2003, the death benefit is reduced	for each withdrawal.
by the amount of each withdrawal.
See the Death Benefit section in this
	For partial surrenders from old	Appendix for more details.
contracts issued on or after
November 23, 2003, the death
benefit is reduced proportionately
for each withdrawal.
Optional Enhanced Death Benefit	Available	Not available
Rider
Payable	1st owner or annuitant to die	1st owner to die

D. Fees and Charges	Old Contract	New Contract
Annual Fee (waived for contracts with	Lesser of $30 or 2% of contract	Same
accumulated value of $30,000 or	accumulated value
more)

Mortality and Expense Risks
Charge**	1.25%	Same
Administration Charge** (on an	Maximum: 0.15%	Same
annual basis)
Current: 0.00%
Available Underlying Mutual Fund	Maximum Annual: 1.62%	Maximum Annual: 0.61%
Expenses****
	Minimum Annual: 0.30%	Minimum Annual: 0.61%

GMWB2 – SL/JL Rider Charge	Not available	Maximum Annual: 1.65%
Taken as % of average quarterly
Investment Back withdrawal benefit		Current Annual: 0.95%
base.

E. Transaction Charges	Old Contract	New Contract
Surrender Charge Period and % of	7 years (6,6,6,5,4,3,2)	7 years (6,6,6,5,4,3,2)
amount surrendered (applies only to
new premium payments)	9 years (8,8,8,8,7,6,5,4,3) if you	Premium Payment Credit Rider not
	elected the Purchase Payment	available
Credit Rider

Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of	Maximum: lesser of $25 or 2% of
	each unscheduled partial	each unscheduled partial surrender
	surrender after the 1st in a contract	after the 12th in a contract year.
year.

	Current: $0/0%	Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of	Maximum: lesser of $30 or 2% of
	each unscheduled transfer after	each unscheduled transfer after the
	the 12th in a contract year.	1st in a contract year.

	Current: $0/0%	Current: $0/0%

*Does not reflect state variations.
**Charges taken daily as a percentage of the average daily Separate Account Division accumulated value.
***Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.
****For the new contract, only maximum and minimum charges for the GMWB Investment Options are reflected.

Charges and Expenses

The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses. Please see the comparison chart above for details.

Surrender Charges

Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.

Death Benefit

The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.

Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.

GMWB Rider

The new contract offers a GMWB rider (Investment Protector Plus 2) not available under the old contract. The GMWB
2-SL/JL rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value. The GMWB 2-SL/JL rider also allows your beneficiary(ies) to choose a death benefit under the Contract or death benefit available under the rider. You may add only one GMWB 2-SL/JL rider to your Contract. You must qualify for and elect the GMWB 2-SL/JL rider when you purchase the new contract.

The GMWB 2-SL/JL rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.

The GWMB 2-SL/JL rider also offers a GMWB Bonus. The GMWB Bonus rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus amount will provide a modest increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.

Once elected, the GMWB 2-SL/JL rider may not be terminated for five contract years following the rider effective date.

Election of the GMWB 2-SL/JL rider results in restriction of your Contract investment options to the more limited
GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Please review the new contract prospectus in its entirety for additional information regarding the GMWB 2-SL/JL rider and whether the GMWB 2-SL/JL rider is appropriate for your needs.

Tax Matters

Although we believe that an exchange as described in this Appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.

There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See also the FEDERAL TAX MATTERS section of this prospectus.

APPENDIX B — GMWB INVESTMENT OPTIONS

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you purchase a GMWB rider, you must allocate 100% of your Separate Account division accumulated value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account division accumulated value is invested in at the time of the new premium payments.

On and after January 4, 2010, the available GMWB investment options are:
• Diversified Growth Account; or
• Diversified Balanced Account.

For more information about the Diversified Growth and Diversified Balanced Account, please see the prospectus sections titled THE CONTRACT - The Underlying Mutual Funds, TABLE OF SEPARATE ACCOUNT DIVISIONS and
the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers are subject to the provisions of your Contract. See FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS - Fixed Account.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other
GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a
GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

NOTE: If you have the GMWB 1 rider and elect to Step-Up, you agree to select from the then current GMWB investment options.

Transfers Between GMWB Investment Options

You may transfer 100% of your Separate Account division accumulated value from your current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).

If your Separate Account division accumulated value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate
Account division, we will rebalance your Separate Account division accumulated value each calendar quarter. You may not transfer your Separate Account division accumulated value to any other discontinued GMWB investment option. You may transfer your Separate Account division accumulated value to another GMWB investment option that is available at the time of transfer; in this case, the discontinued GMWB investment option will no longer be available to you.

GMWB Investment Options Underlying Funds

You should note that the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Management Corporation ("PMC"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.

To the extent that an underlying fund managed by PMC may be included as a GMWB investment option, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option .

Discontinued GMWB Investment Options (No Longer Available for New Contracts)

The following GMWB investments are not available on and after January 4, 2010.

•	GMWB Self-Build Model A;
•	GMWB Self-Build Model B;
•	GMWB Self-Build Model C;
•	GMWB Self-Build Model D;
•	Principal LifeTime 2010 Account;
•	Principal LifeTime 2020 Account;
•	Principal LifeTime 2030 Account;*
•	Principal LifeTime Strategic Income Account;
•	Strategic Asset Management Balanced Portfolio;
•	Strategic Asset Management Conservative Balanced Portfolio; or
•	Strategic Asset Management Flexible Income Portfolio.

*Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.

For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal LifeTime
Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth and Diversified Balanced Accounts;
please see the prospectus sections titled THE CONTRACT -The Underlying Mutual Funds, TABLE OF SEPARATE
ACCOUNT DIVISIONS and the underlying fund's prospectus provided with this prospectus; (3) the Fixed and DCA
Plus Accounts, please see FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS and (4) transfers under your
Contract, please see THE CONTRACT - The Accumulation Period, Division Transfers and GENERAL PROVISIONS -
Frequent Trading and Market Timing (Abusive Trading Practices).

GMWB Self-Build Models

GMWB Self-Build Models are not available on and after January 4, 2010.

Each of the GMWB Self-Build Models requires you to allocate your Separate Account division accumulated value and premium payments in specified percentages among asset classes and provides you limited ability to select the
Separate Account divisions that you wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B Model C Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%

The following table identifies the Separate Account divisions within each asset class for purposes of the GMWB Self-
Build Models. The table also identifies those instances in which there are limitations on the percentage of assets that you may allocate to a sub-class within asset classes. The sum of the percentages that you allocate to the Separate
Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you invest in all the asset classes must equal 100% of your Separate Account division accumulated value.

If you are invested in a GMWB Self-Build Model, you are directing us to allocate your Separate Account division accumulated value and premium payments according to the allocation percentages you have set. In addition, you are directing us to automatically rebalance your Separate Account division accumulated value each calendar quarter to match the allocation percentages you set in your GMWB Self-Build Model. You may transfer among the divisions within an asset class or sub-class as long as your allocations for that asset class or sub-class equal the percentage established by your chosen GMWB Self-Build Model, and you adhere to the transfer provisions of your Contract (See
THE CONTRACT - The Accumulation Period, Division Transfers and GENERAL PROVISIONS - Frequent Trading
and Market Timing (Abusive Trading Practices)). We currently do not charge a transfer fee. If we start charging a transfer fee in the future, we will not impose such a fee on the quarterly automatic portfolio rebalancing.

You should note that most of the underlying funds available as options under the GMWB Self-Build Models are series of Principal Variable Contract Funds, Inc., which invest your Contract value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.

To the extent that an underlying fund managed by PMC may be included as an option under a GMWB Self-Build
Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selective the underlying fund to be an option under a GMWB
Self-Build Model.

In maintaining a GMWB Self-Build Model, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask your financial representative for assistance in maintaining a model and choosing among the Separate Account divisions available under that model. To discuss whether your selections remain appropriate for your needs, contact your financial representative.

For more information about the Separate Account divisions named in the table for the GMWB Self-Build
Models below, please see the prospectus sections titled THE CONTRACT - The Underlying Mutual Funds,
TABLE OF SEPARATE ACCOUNT DIVISIONS and the underlying fund's prospectus provided with this prospectus.

The GMWB Self-Build Models are shown below:
	Investment	GMWB	GMWB	GMWB	GMWB
	Advisor	Model A	Model B	Model C	Model D
Short-Term Fixed Income Options
Money Market	Principal Global Investors,
LLC*
Short-Term Bond	Principal Global Investors,
LLC*
Short-Term Income	Edge Asset Management, Inc.*
Total		30%	20%	10%	15%

Fixed Income Subaccounts
American Century VP Inflation	American Century Investment
Protection	Management, Inc.
Bond & Mortgage Securities	Principal Global Investors,
LLC*
	Investment	GMWB	GMWB	GMWB	GMWB
	Advisor	Model A	Model B	Model C	Model D
Government & High Quality Bond	Principal Global Investors,
LLC*
Mortgage Securities	Edge Asset Management, Inc.*
Total		40%	30%	20%	15%

Balanced/Asset Allocation
Subaccounts
Asset Allocation	Morgan Stanley Investment
Management, Inc.*
LifeTime 2010	Principal Global Investors,
LLC*
LifeTime 2020	Principal Global Investors,
LLC*
LifeTime Strategic Income	Principal Global Investors,
LLC*
Strategic Asset Management (“SAM”)	Edge Asset Management, Inc.*
Balanced
SAM Conservative Balanced	Edge Asset Management, Inc.*
SAM Flexible Income	Edge Asset Management, Inc.*
Total		10%	15%	20%	25%

Large US Equity Subaccounts
Invesco V.I. Basic Value	Invesco Advisors, Inc.
Equity Income	Edge Asset Management, Inc.*
LargeCap Value III	Alliance Bernstein, L.P.*
LargeCap Value II	American Century Investment
Management, Inc.*
LargeCap Value	Principal Global Investors,
LLC*
Large Value Total		10%	10%	10%	10%

LargeCap Blend II	T. Rowe Price Associates, Inc.*	N/A
LargeCap S&P 500 Index	Principal Global Investors,	N/A
LLC*
Neuberger Berman AMT Socially	Neuberger Berman	N/A
Responsible	Management, Inc.
Large Blend Total		0%	5%	10%	5%
American Century VP Ultra II	American Century Investment
Management, Inc.
Fidelity VIP II ContraFund	Fidelity Management &
Research Company
LargeCap Growth	Columbus Circle Investors*
T. Rowe Price Blue Chip Growth	T. Rowe Price Associates, Inc.
Large Growth Total		10%	10%	10%	10%
Large US Equity Subaccounts Total		20%	25%	30%	25%

	Investment	GMWB	GMWB	GMWB	GMWB
	Advisor	Model A	Model B	Model C	Model D
Small/Mid US Equity Subaccount
MidCap Value II	Neuberger Berman	N/A	N/A		N/A
Management, Inc. & Jacob
Levy Management, Inc.*
Real Estate Securities	Principal Real Estate Investors,	N/A	N/A		N/A
LLC*
MidCap Value Total		0%	0%	5%	0%
American Century VP Vista	American Century Investment	N/A			N/A
Management, Inc.
MidCap Blend	Principal Global Investors,	N/A			N/A
LLC*
T. Rowe Price Health Sciences	T. Rowe Price Associates, Inc.	N/A			N/A
Mid Cap Blend and Growth Total		0%	5%	5%	0%
Invesco V.I. SmallCap Equity	Invesco Advisors, Inc.	N/A	N/A		N/A
Neuberger Berman AMT Fasciano	Neuberger Berman	N/A	N/A		N/A
Management, Inc.
SmallCap Value I	JP Morgan Investment	N/A	N/A		N/A
Management, Inc.*
SmallCap Total		0%	0%	5%	0%
Small/Mid US Equity Subaccount Total		0%	5%	15%	0%

International Equity Subaccounts
Diversified International	Principal Global Investors,	N/A
LLC*
Fidelity VIP Overseas	Fidelity Management &	N/A
Research Company
Invesco V.I. International Growth	Invesco Advisors, Inc.	N/A
International Equity Subaccounts Total		0%	5%	5%	20%

Total		100%	100%	100%	100%

* Pursuant to a sub-advisory agreement with Principal Management Corporation, the investment advisor.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations. We may make available other GMWB Models. We may also make changes to or restrict the availability of GMWB Models. Changes or restrictions will apply only to new purchases of the contract or to you if you transfer out of a GMWB Model and wish to transfer back to that model.

GMWB Select Models

GMWB Select Models are not available after November 21, 2008.

Each of the GMWB Select Models requires you to allocate your Separate Account division accumulated value and premium payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%

If you are invested in a GMWB Select Model, you are directing us to allocate your premium payments and Separate
Account division accumulated value according to the allocation percentages shown in the chart above. In addition, you are directing us to automatically rebalance the Separate Account division accumulated value each calendar year to match the allocation percentages of your chosen GMWB Select Model.

APPENDIX C — GMWB 2-SL/JL EXAMPLES

These examples have been provided to assist you in understanding the various features of the GMWB 2-SL/JL rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL/JL rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE: For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:
• the client is age 62 and the client’s spouse is age 60 on the rider effective date.
• initial premium payment = $100,000.
• the withdrawal benefit bases prior to partial surrender = $100,000.
• the remaining withdrawal benefit bases prior to partial surrender = $100,000.
• Investment Back (7%) withdrawal benefit payment = $7,000.
• “Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.
• “Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.

Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first contract anniversary:
• a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.
• there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the
Contract’s accumulated value.
• Investment Back:
• the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
• the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
• the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
• For Life:
• the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
• the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
• the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2
In contract year one:
•	no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
•	the client makes a premium payment of $50,000.
On the first contract anniversary:
•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.
•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the
Contract’s accumulated value.
•	Investment Back:
• the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
• the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
• the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.
•	For Life:
• the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
• the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
• the new “Single Life” For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Example 3
In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of
$4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the first contract anniversary:
•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•	Investment Back:
• the withdrawal benefit base remains the same ($100,000);
• the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
• the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).
•	For Life:
• the For Life withdrawal benefit base remains the same ($100,000);
• the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
• the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x
0.045 = $4,500).

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first contract anniversary:
•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.
•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the
Contract’s accumulated value.
•	Investment Back:
• the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
• the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
• the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
•	For Life:
• the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
• the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
• the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.
In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of
$4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the second contract anniversary:
•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•	Investment Back:
	•	the Investment Back withdrawal benefit base remains the same ($107,000);
	•	the new Investment Back remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and
	•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.07
= $7,490).
•	For Life:
	•	the For Life withdrawal benefit base remains the same ($107,000);
	•	the new For Life remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and
	•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x 0.045 = $4,815.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.

On the third contract anniversary:
•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•	Investment Back:
	•	the Investment Back withdrawal benefit base remains the same ($107,000);
	•	the Investment Back remaining withdrawal benefit base remains the same ($102,500); and
	•	the Investment Back withdrawal benefit for the next contract year remains the same ($107,000 x 0.07 = $7,490).
•	For Life:
	•	the For Life withdrawal benefit base remains the same ($107,000);
	•	the For Life remaining withdrawal benefit base remains the same ($102,500); and
	•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x
0.045 = $4,815).

Example 5
The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first contract anniversary. On the 2nd contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second
contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:
• the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.
• the initial premium payment is $100,000
• the withdrawal benefit bases prior to partial surrender = $100,000
• the remaining withdrawal benefit bases prior to partial surrender = $100,000
• Investment Back (7%) withdrawal benefit payment = $7,000
• “Single Life” For Life (5%) withdrawal benefit payment = $5,000
• Withdrawal taken = $8,000
• excess amount under the Investment Back withdrawal option is $1,000; and
• excess amount under the For Life withdrawal option is $3,000

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 -
$1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 =
$96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000$ - 8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment);
and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment);
and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

APPENDIX D — GWMB 2-SL (NO LONGER AVAILABLE FOR SALE)

GWMB 2-SL Rider -- Investment Protector Plus 2

Appendix D is only applicable to Contract owners who purchased the GMWB 2-SL rider while it was available for sale.
The GMWB 2-SL rider was available from June 8, 2007 until January 21, 2008 (or until GMWB 2-SL/JL was approved in your state).

For the GMWB 2-SL rider, the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of each calendar quarter at 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider will increase to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the contract's 2010 anniversary unless you decline the increased rider charge (opting out of future GMWB
Step-Ups). For example, if your 2010 contract anniversary is March 1, 2010, the increased rider charge will be effective beginning March 31, 2010 unless you decline the rider charge prior to March 31, 2010. The average quarterly
Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your contract anniversary, the fee for that calendar quarter will vary from the other quarters.

If we increase the rider charge, you will be notified in advance. When there is a rider charge increase, you have the following options before the effective date of the change:
• Accept the increased rider charge and continue to be eligible to receive a GWMB Step-Up at each Contract anniversary; or
• Decline the increased rider charge by sending us notice that you are opting out of the Step-Up feature of this rider and electing to remain at your current rider charge. Once you opt out of the Step-Up feature, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter, the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to a maximum annual charge of 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

We use certain defined terms in our description of the riders. For your convenience, we have included definitions of those terms in the GMWB 2-SL Terms.

GMWB Overview

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accu-
mulated value is zero or you reach the maximum annuitization date.

The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.

For Life withdrawal benefit payment percentages. This rider has a tiered “Single Life” For Life withdrawal option
(based on one covered life) which has withdrawal benefit payment percentages ranging from 3.50% to 6.50%
depending on the age at first withdrawal.

Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever addi-
tional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

This rider provides that the remaining withdrawal benefit bases continue to be eligible for step-up after reducing to zero.

Maximum annual rider charge. This rider has a maximum annual rider charge (1.00% of the Investment Back with-
drawal benefit base).

Spousal continuation. This rider makes available only the Investment Back withdrawal option under such circum-
stances.

Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see
SUMMARY OF EXPENSE INFORMATION — Periodic Expenses).

This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see CHARGES
AND DEDUCTIONS — Surrender Charge, Free Surrender Privilege). However, any withdrawals may have an impact on the value of your rider’s benefits.

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see Appendix B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

GMWB Terms

We use the following definitions to describe the features of a GMWB rider:
• Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
• GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
• GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
• Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
• Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
• Rider effective date — the date the rider is issued.
• Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your
Contract’s accumulated value.
• Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
• Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

The GMWB investment options are shown in Appendix B. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your registered representative to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
• the rider effective date and
• each contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each contract anniversary, the withdrawal benefit base for each withdrawal option is
• increased dollar-for-dollar by any additional premium payments made since the previous contract anniversary and any GMWB Bonus credited since the previous contract anniversary; and
• decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
• the rider effective date,
• when a premium payment is made,
• when any applicable GMWB Bonus is credited, and
• when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
• increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;
• decreased dollar-for-dollar for each withdrawal benefit payment taken; and
• decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The
Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annu-
itant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½. The percentage to determine the annual
For Life withdrawal benefit payment ranges from 3.50% to 6.50% of the For Life withdrawal benefit base.

Under this rider, For Life withdrawal benefit payments are “Single Life”. “Single Life” For Life withdrawal benefit pay-
ments are based on one covered life. The covered life is the
a.	owner if there is only one owner;
b.	annuitant if the owner is not a natural person;
c. youngest joint owner if there are joint owners; or
d.	youngest annuitant if there are joint annuitants and the owner is not a natural person.

“Single Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal ben-
efit base.
The initial For Life withdrawal benefit payment percentage depends on the age of the covered life on the date of the first withdrawal:

Age of Covered Life at First	For Life Withdrawal Benefit
Withdrawal	Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

Covered Life Change

Any ownership change (annuitant change if the owner is not a natural person) before the annuitization date will result in termination of this rider, except for a change in owner due to a spousal continuation of the rider.

Effect of Withdrawals

The rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus features, withdrawals cannot be taken during the period the GMWB Bonus is available.

If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you better understand the various features of the GMWB 2-SL rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal, as shown below.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
	•	the excess withdrawal, or
	•	the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
	•	the excess withdrawal, or
	•	the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:		All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For
Life age eligibility requirement are excess withdrawals.

NOTE:		For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22,
2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution, below.)

Required Minimum Distributions (RMD)

Tax-qualified Contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis
(i.e., compared to a contract year basis), usually beginning after age 70½.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	your Contract may not have the Enhanced Death Benefit Rider;
•	the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the
Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•	you have elected scheduled withdrawal payments.

NOTE:		Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the
Contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for
GMWB Riders on your next contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

GMWB Bonus
Under the GMWB Bonus, on each of the first three contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable contract anniversary mul-
tiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are differ-
ent, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary following the	GMWB Bonus Percentage
rider effective date
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of
• The third contract anniversary following the rider effective date; or
• The date you take a withdrawal following the rider effective date.

NOTE: The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic
GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was pur-
chased. The rider charge will never be greater than the maximum GMWB 2-SL rider charge. See SUMMARY OF
EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a contract anniversary and your
Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a contract anniversary is less than a withdrawal benefit base.

If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB
Step-Ups.

The GMWB Step-Up operates as follows.

On each contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base and remaining withdrawal benefit base if you satisfy all of the following requirements:
1.	the contract anniversary occurs before the later of
a. the contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural per-
son) attains age 80; or
b. ten years after the rider effective date;
2.	you have not declined any increases in the rider charge; and
3.	you have not fully annuitized the Contract.
Under this rider, a surviving spouse who continues the Contract with this rider attached may elect a special GMWB
Step-Up at the time of making the spousal continuation. The special GMWB Step-Up is only available if you did not previously opt out of the GMWB Step-Up feature. If your spouse elects the special GMWB Step-Up, we will step-up the applicable remaining withdrawal benefit base and withdrawal benefit base to your Contract accumulated value as of the date of the spousal continuation election is received by us in good order. Following the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider and your surviving spouse will be charged the then current rider charge. If your surviving spouse continues your Contract with this rider attached and does not elect the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1. Contract payment options:
•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•	Payment of the Contract accumulated value as a single payment.
2. GMWB rider payment options:
•	You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death
(death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL Death Provisions below.
•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
• the date the For Life remaining withdrawal benefit base is zero; or
• the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Death Provisions below.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The
Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option as described in THE CONTRACT — The Annuitization Period, Annuity Benefit Payment Options.

Effect of the Contract Accumulated Value Reaching Zero under the Rider

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

• If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Death Provisions below.
• If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the later of
• the date the For Life remaining withdrawal benefit base is zero; or
• the date of your death (annuitant’s death if the owner is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described below.

GMWB 2-SL Death Provisions

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcome if your Contract accumulated value is greater than zero at your death.

If you die and…	And…	Then…

You are the sole owner	Your spouse is not named as	The primary beneficiary(ies)
	a primary beneficiary	must elect one of the follow-
ing:

a. receive the death benefit
under the Contract*; or
b. receive the Investment
Back remaining withdrawal
benefit base as a series of
payments.**

Upon your death, only your
beneficiary(ies) right to the
above selected payments will
continue; all other rights and
benefits under the rider and
Contract will terminate.

You are the sole owner	Your spouse is named as a	Your spouse may
primary beneficiary
a. continue the contract with
or without this rider as set
forth below in GMWB 2-SL
Spousal Continuation; or
b. elect one of the following:
• receive the death
benefit under the
Contract*
• receive the Investment
Back remaining
withdrawal benefit base
as a series of
payments.**

All other primary beneficiaries
must elect one of the options
listed above in b.

Unless your spouse elects to
continue the contract with this
rider, only your spouse’s and
beneficiary(ies)’s right to the
above-selected payments will
continue; all other rights and
benefits under the rider and
Contract will terminate.

You are a joint owner	The surviving joint owner is	The surviving owner must
	not your spouse	elect one of the following:

a. receive the death benefit
under the Contract*; or
b. receive the Investment
Back remaining withdrawal
benefit base as a series of
payments.**

Upon your death, only the sur-
viving owner’s right to the
above selected payments will
continue; all other rights and
benefits under the rider and
Contract will terminate.

You are a joint owner	The surviving joint owner is	Your spouse may
your spouse
a. continue the contract with
or without this rider as set
forth below in GMWB 2-SL
Spousal Continuation; or
b. elect one of the following:
• receive the death
benefit under the
Contract*;
• receive the Investment
Back remaining
withdrawal benefit base
as a series of
payments.**

Unless the surviving spouse
owner elects to continue the
contract with this rider, upon
your death, only your spouse’s
right to the above-selected
payments will continue; all
other rights and benefits under
the rider and Contract will ter-
minate.

* Please see THE CONTRACT – Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.
** We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

If…	And…	Then…

The annuitant dies	The owner is not a natural per-	The beneficiary(ies) receive
	son	the death benefit under the
Contract.

If a beneficiary dies before the
annuitant, on the annuitant’s
death we will make equal pay-
ments to the surviving benefi-
ciaries unless the owner
provided us with other written
instructions. If no benefi-
ciary(ies) survive the annu-
itant, the death benefit is paid
to the owner.

Upon the annuitant’s death,
only the beneficiary(ies) right
to the death benefit will con-
tinue; all other rights and ben-
efits under the Contract will
terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the result-
ing outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and…	And…	Then…

You are the sole owner	You elected the For Life with-	We will continue payments to
	drawal option*	your beneficiary(ies) according
to the schedule established
when you made your election
until the For Life remaining
withdrawal benefit base
reduces to zero.

You are the sole owner	You elected the Investment	We will continue payments to
	Back withdrawal option*	your beneficiary(ies) according
to the schedule established
when you made your election
until the Investment Back
remaining withdrawal benefit
base reduces to zero.

You are a joint owner	You elected the For Life with-	We will continue payments to
	drawal option*	the surviving joint owner
according to the schedule
established when you made
your election until the For Life
remaining withdrawal benefit
base reduces to zero.

Upon the surviving joint
owner’s death, we will con-
tinue payments to the benefi-
ciary(ies) according to the
schedule established when
you made your election until
the For Life remaining with-
drawal benefit base is zero.

You are a joint owner	You elected the Investment	We will continue payments to
	Back withdrawal option*	the surviving joint owner
according to the schedule
established when you made
your election until the Invest-
ment Back remaining with-
drawal benefit base reduces to
zero.

Upon the surviving joint
owner’s death, we will con-
tinue payments to the benefi-
ciary(ies) according to the
schedule established when
you made your election until
the Investment Back remain-
ing withdrawal benefit base
reduces to zero.

*Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider, above, for more details regard-
ing election of the For Life withdrawal option or the Investment Back withdrawal option.

If…	And…	Then…

The annuitant dies	The owner is not a natural per-	The beneficiary(ies) receive
	son	the death benefit under the
Contract.
	The owner elected the For Life	We will continue payments to
	Withdrawal option*	the owner’s beneficiary(ies)
according to the schedule
established when the owner
made its election until the For
Life remaining withdrawal ben-
efit base reduces to zero.

	The owner elected the Invest-	We will continue payments to
	ment Back withdrawal option*	the owner’s beneficiary(ies)
according to the schedule
established when the owner
made its election until the
Investment Back remaining
withdrawal benefit base
reduces to zero.

Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th contract anniversary following the rider effective date.
We will terminate this rider upon the earliest to occur of
• the date you send us notice to terminate the rider (after the 5th contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
• the date you fully annuitize, fully surrender or otherwise terminate the Contract.
• the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
• the date the contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in GMWB 2-SL Spousal Continuation.
• the date your surviving spouse elects to continue the Contract without this rider.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the contract accumulated value as of the date of termination.

GMWB 2-SL Spousal Continuation

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1. the Contract accumulated value is greater than zero;
2. the Contract and this rider have not been previously continued; and
3. your Spouse is either
a. your primary beneficiary, if you were the sole owner; or
b. the surviving joint owner, if there were joint owners.

If your spouse elects to continue the contract with this rider, your spouse may take withdrawals under the Investment
Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE: Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

GMWB 2- SL (SINGLE LIFE) RIDER (INVESTMENT PROTECTOR PLUS 2) SUMMARY

Name of Rider		GMWB 2 - SL

Marketing Name		Investment Protector Plus 2 Rider
Rider Issue Age		45 – 80
Rider Charge	GMWB 2 -SL Rider Charge (as a percentage of average
quarterly Investment Back withdrawal benefit base)

	•	Maximum annual charge is 1.00%.
	•	Current annual charge if you opt out of future GMWB
Step-Ups after the contract’s 2010 anniversary (for
more details see Charges for Rider Benefits) is
0.75%.
	•	Current annual charge if you do not opt out of future
GMWB Step-Ups after the contract’s 2010
anniversary (for more details see Charges for Rider
Benefits) is 0.95%.

Guaranteed Minimum	•	Investment Back
Withdrawal Benefits	•	ForLife
Annual Withdrawal	•	Investment Back — 7% of the Investment Back
Limits		withdrawal benefit base
	•	For Life — tiered percentage based on age at first
withdrawal, beginning at 3.50% and capping at a
maximum of 6.50% of the For Life withdrawal benefit
base

For Life Withdrawal	•	Single Life only
Benefit Payments	•	Available the contract anniversary following the date
the oldest owner turns 59 1/2 — all withdrawals prior
to that contract anniversary are excess withdrawals
under the For Life withdrawal option
Termination	•	You may terminate this Rider anytime after the 5th
contract anniversary following the rider effective date

GMWB Step-Up	•	Automatic annual GMWB Step-Up available until the
later of (a) the Contract Anniversary prior to age 80 or
(b) 10 years after the rider effective date.
	•	There are no restrictions on Step-Ups of the
remaining withdrawal benefit bases after reducing to
zero.
GMWB Bonus	•	If no withdrawals are taken, a GMWB Bonus is
applied to the benefit bases on each contract
anniversary as shown below.
	•	Year 1 — 7.00% of premium payments
	•	Year 2 — 6.00% of premium payments
	•	Year 3 — 5.00% of premium payments
Investment Restrictions	•	You must select one of the GMWB investment
options; there are no additional restrictions on
allocations to the Fixed Account or DCA Plus
Accounts.
Spousal Continuation	•	At the death of the first owner to die, a spouse who is
a joint owner or primary beneficiary may continue the
contract with or without this rider
	•	Only the Investment Back withdrawal option
continues; the For Life withdrawal option terminates.

EXAMPLES

These examples have been provided to assist you in understanding the various features of the GMWB 2-SL Rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE: For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-3)
The examples without excess withdrawals assume the following:
• the client is age 62 and the client’s spouse is age 60 on the rider effective date.
• initial premium payment = $100,000.
• the withdrawal benefit bases prior to partial surrender = $100,000.
• the remaining withdrawal benefit bases prior to partial surrender = $100,000.
• Investment Back (7%) withdrawal benefit payment = $7,000.
• For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

Example 1
In contract year one, no withdrawals are taken.

On the first contract anniversary:
•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.
•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the
Contract’s accumulated value.
•	Investment Back:
	•	the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
	•	the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
	•	the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
•	For Life:
	•	the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
	•	the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
	•	the new For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2
In contract year one:
•	no withdrawals are taken.
•	the client makes a premium payment of $50,000.

On the first contract anniversary:
•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.
•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the
Contract’s accumulated value.
•	Investment Back:
	•	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
	•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
	•	the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.
•	For Life:
	•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
	•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
	•	the new For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Example 3
In each of the first two contract years, the client takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first contract anniversary. On the 2nd contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second
contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 4-5)
The excess withdrawal examples assume the following:
• the client is age 62 and elected For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the For Life withdrawal benefit payment percentage at 5%.
• the initial premium payment is $100,000
• the withdrawal benefit bases prior to partial surrender = $100,000
• the remaining withdrawal benefit bases prior to partial surrender = $100,000
• Investment Back (7%) withdrawal benefit payment = $7,000
• For Life (5%) withdrawal benefit payment = $5,000
• Withdrawal taken = $8,000
• excess amount under the Investment Back withdrawal option is $1,000; and
• excess amount under the For Life withdrawal option is $3,000

Example 4
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 -
$1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 =
$96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment);
and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 5
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment);
and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

APPENDIX E — GMWB 1 (NO LONGER AVAILABLE FOR SALE)

GMWB 1 Rider -- (Investment Protector Plus)

Appendix E is only applicable to Contract owners who purchased the GMWB 1 rider while it was available. The GMWB
1 Rider was available from March 1, 2005 until January 3, 2010.

For GMWB 1 rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.80%
of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.20%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the
Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For GMWB 1 rider applications signed before February 16, 2009, the current annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.15%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the
Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your contract anniversary, the fee for that calendar quarter will vary from the other quarters.

We reserve the right to increase the rider charge up to a maximum annual charge of 0.85% (0.2125% quarterly) of the average quarterly Investment Back remaining withdrawal benefit base. If you elect a GMWB Step-Up, you will be charged the then current rider charge.

At the end of each calendar quarter, the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Eligibility requirements for the GMWB 1 Rider are that the oldest owner (or oldest annuitant if the owner is not a natural person) must be younger than age 81.

Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see
SUMMARY OF EXPENSE INFORMATION — Periodic Expenses).

This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see CHARGES
AND DEDUCTIONS — Surrender Charge, Free Surrender Privilege). However, any withdrawals may have an impact on the value of your rider’s benefits.

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see Appendix B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

GMWB 1 Terms
We use the following definitions to describe the features of this rider:
• Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
• GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
• GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
• Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
• Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
• Rider effective date — the date the rider is issued.
• Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your
Contract’s accumulated value.
• Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
• Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

The GMWB investment options are shown in Appendix B. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your financial advisor to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
Withdrawal Options

For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of your death (annuitant’s death, where applicable) or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
• the rider effective date and
• each contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each contract anniversary, the withdrawal benefit base for each withdrawal option is
• increased dollar-for-dollar by any additional premium payments made since the previous contract anniversary and any GMWB Bonus credited since the previous contract anniversary; and
• decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The For Life withdrawal benefit payment is equal to 5% of the For Life withdrawal benefit base. The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
• the rider effective date,
• when a premium payment is made,
• when any applicable GMWB Bonus is credited, and
• when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
• increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;
• decreased dollar-for-dollar for each withdrawal benefit payment taken; and
• decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Effect of Withdrawals

This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available.

If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you better understand the various features of the GMWB 1 rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable withdrawal benefit base or remaining withdrawal benefit base at the time of the excess withdrawal, as shown below.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
• the excess withdrawal, or
• the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases according to the same formula as described above, except that c is the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For
Life age eligibility requirement are excess withdrawals.

NOTE:	For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22,
2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution, below.)

Required Minimum Distributions (RMD)

Tax-qualified Contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis
(i.e., compared to a contract year basis), usually beginning after age 70½.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

• your Contract may not have the Enhanced Death Benefit Rider;
• the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the
Internal Revenue Code is based only on this Contract (the “RMD amount”); and
• you have elected scheduled withdrawal payments.

NOTE: Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for
GMWB Riders on your next contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

On each of the first five contract anniversaries following the rider effective date, we will credit a bonus of 5% of premium payments as of the contract anniversary (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option provided that you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is no longer available after the earlier of
• the fifth contract anniversary following the rider effective date; or
• the date you take a withdrawal following the rider effective date.

NOTE: The GMWB Bonus is used only for purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.

GMWB Step-Up

Beginning with the fifth contract anniversary after the rider effective date, if your Contract accumulated value is greater than the Investment Back remaining withdrawal benefit base, you may elect to increase (“Step-Up”) the withdrawal benefit bases and remaining withdrawal benefit bases. The GMWB Step-Up resets the withdrawal benefit base and increases the remaining withdrawal benefit base for both the Investment Back and For Life withdrawal options to your
Contract accumulated value on the most recent contract anniversary.

To elect the GMWB Step-Up, you must notify us within 30 days after your fifth contract anniversary following the rider effective date. If you do not elect to Step-Up at that time, you are eligible to take a GMWB Step-up election within the
30-day period following any subsequent contract anniversary, based on the Contract accumulated value on that contract anniversary. Once a GMWB Step-Up has occurred, you must wait five contract years to elect another Step-
Up.

By electing a GMWB Step-Up, you agree to accept the then current rider charge. If you do not elect a GMWB Step-Up, the charge for this rider will not change. By electing a GMWB Step-Up you agree to select from the then current
GMWB investment options.

If your surviving spouse continues your Contract with this rider attached (see GWMB 1 Spousal Continuation, below), your surviving spouse may elect a special GMWB Step-Up at the time of making the spousal election. The special

GMWB Step-Up and then current rider charge will be applied on the next contract anniversary and a new five-year
Step-Up period will begin. If your surviving spouse does not elect the special GMWB Step-Up, the Step-Up feature will continue according to the terms of the rider, and the charge for the rider will not change.

If your rider has an effective date on or after June 15, 2008, it will provide that if your Investment Back remaining withdrawal benefit base reduces to zero, your rider is no longer eligible for any future Step-Ups of the remaining withdrawal benefit bases under either withdrawal option, even if you make subsequent premium payments.

Effect of the Contract Accumulated Value Reaching Zero Under the Rider
In the event that the Contract accumulated value reduces to zero, you must elect either

• the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero); or
• the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero).

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The
Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

• If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero.

If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB Death Provisions.

• If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
• the date the For Life remaining withdrawal benefit base is zero; or
• the date of your death (annuitant’s death if the owner is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB Death Provisions.

NOTE: In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1. Contract payment options:
• Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
• Payment of the Contract accumulated value as a single payment.
2. GMWB payment options:
• You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death
(death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB Death Provision below.
• You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

• the date the For Life remaining withdrawal benefit base is zero; or
• the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB1 Death Provision below.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The
Investment Back withdrawal option provides a faster payout of rider withdrawal benefit payments.

We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option as described in THE CONTRACT — The Annuitization Period, Annuity Benefit Payment Options.

GMWB 1 Death Provision

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and	And	Then

You are the sole owner	Your spouse	The primary beneficiary(ies) must elect one of the following:
is not named
	as a primary	a. receive the death benefit under the Contract*; or
	beneficiary	b. receive the Investment Back remaining withdrawal benefit
base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-
selected payments will continue; all other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse	Your spouse may
is named as
	a primary	a. continue the contract with or without this rider as set forth
	beneficiary	below in GMWB 1 Spousal Continuation; or
b. elect one of the following:
• receive the death benefit under the Contract*;
• receive the Investment Back remaining withdrawal
benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and
benefits under the rider and Contract will terminate.
You are a joint owner	The	The surviving owner must elect one of the following:
surviving
	joint owner	a. receive the death benefit under the Contract*; or
	is not your	b. receive the Investment Back remaining withdrawal benefit
	spouse	base as a series of payments.**

Upon your death, only the surviving owner’s right to the above-
selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The	Your spouse may
surviving
	joint owner	a. continue the contract with or without this rider as set forth
	is your	below in GMWB 1 Spousal Continuation; or
	spouse	b. elect one of the following:
• receive the death benefit under the Contract*;
• receive the Investment Back remaining withdrawal
benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the
contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

* Please see THE CONTRACT — Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

** We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

If	And	Then

The annuitant dies	The owner is	The beneficiary(ies) receive the death benefit under the
	not a natural	Contract.
person
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving
beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and	And	Then

You are the sole	You elected the	We will continue payments to your beneficiary(ies)
owner	For Life	according to the schedule established when you made
	withdrawal	your election until the For Life remaining withdrawal
	option*	benefit base reduces to zero.

You are the sole	You elected	We will continue payments to your beneficiary(ies)
owner	the Investment	according to the schedule established when you made
	Back	your election until the Investment Back remaining
	withdrawal	withdrawal benefit base reduces to zero.
option*
You are a joint owner	You elected the	We will continue payments to the surviving joint owner
	For Life	according to the schedule established when you made
	withdrawal	your election until the For Life remaining withdrawal
	option*	benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue
payments to the beneficiary(ies) according to the schedule
established when you made your election until the For Life
remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected	We will continue payments to the surviving joint owner
	the Investment	according to the schedule established when you made
	Back	your election until the Investment Back remaining
	withdrawal	withdrawal benefit base reduces to zero.
option*
Upon the surviving joint owner’s death, we will continue
payments to the beneficiary(ies) according to the schedule
established when you made your election until the
Investment Back remaining withdrawal benefit base
reduces to zero.

* Please see Effect of the Contract Accumulated Value Reaching Zero Under the Rider, above, for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

If	And	Then

The annuitant dies	The owner is	The beneficiary(ies) receive the death benefit under the
	not a natural	Contract.
person

	The owner	We will continue payments to the owner’s beneficiary(ies)
	elected the For	according to the schedule established when the owner
	Life Withdrawal	made its election until the For Life remaining withdrawal
	option*	benefit base reduces to zero.

	The owner	We will continue payments to the owner’s beneficiary(ies)
	elected the	according to the schedule established when the owner
	Investment	made its election until the Investment Back remaining
	Back	withdrawal benefit base reduces to zero.
withdrawal
option*

GMWB 1 Spousal Continuation

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if
1. the Contract accumulated value is greater than zero;
2. the Contract and this rider have not been previously continued; and
3. your spouse is either
a. your primary beneficiary, if you were the sole owner; or
b. the surviving joint owner, if there were joint owners.

If your spouse elects to continue the contract with this rider, your spouse may take withdrawals under the Investment
Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE: Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th contract anniversary following the rider effective date.
We will terminate this rider upon the earliest to occur of
• the date you send us notice to terminate the rider (after the 5th contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
• the date you fully annuitize, fully surrender or otherwise terminate the Contract.
• the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
• the date the contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described above in GWMB 1 Spousal Continuation.
• the date your surviving spouse elects to continue the Contract without this rider.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the contract accumulated value as of the date of termination.

GMWB 1 Rider -- Investment Protector Plus Summary

Name of Rider		GMWB 1

Marketing Name		Investment Protector Plus Rider
Rider Issue Age		0 – 80
Rider Charge	•	Current annual charge is 0.80% of the
Investment Back remaining withdrawal
benefit base for rider applications
signed on or after February 16, 2009.
	•	Current annual charge is 0.60% of the
Investment Back remaining withdrawal
benefit base for rider applications
signed before February 16, 2009.
	•	Maximum annual charge is 0.85% of
the Investment Back remaining
withdrawal benefit base.
Guaranteed Minimum Withdrawal	•	Investment Back
Benefits	•	For Life
Annual Withdrawal Limits	•	Investment Back — 7% of the
Investment Back withdrawal benefit
base
	•	For Life — 5% of the For Life withdrawal
benefit base

For Life Withdrawal Benefit	•	Single Life only
Payments	•	Available the contract anniversary
following the date the oldest owner
turns 59 1/2 — all withdrawals prior to
that contract anniversary are excess
withdrawals under the For Life
withdrawal option
Termination	•	You may terminate this Rider anytime
after the 5th contract anniversary
following the rider effective date
GMWB Step-Up	•	Optional GMWB Step-Up that you may
elect beginning with the 5th contract
anniversary. Once you have elected a
GMWB Step-Up, you must wait at least
5 contract years to elect another GMWB
Step-Up.
	•	Rider effective dates on or after June
15, 2008: the remaining withdrawal
benefit bases are not eligible for Step-
Ups after the Investment Back
remaining withdrawal benefit base
reduces to zero, even if additional
premium payments are made.
GMWB Bonus	•	If no withdrawals are taken, a GMWB
Bonus of 5% is applied to the benefit
bases each year on the contract
anniversary for the first 5 years.
Investment Restrictions	•	You must select one of the GMWB
investment options; there are no
additional restrictions on allocations to
the Fixed Account or DCA Plus
Accounts.

EXAMPLES

These examples have been provided to assist you in understanding the various features of this rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 1 Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE: For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:
• the client is age 62.
• initial premium payment = $100,000.
• the withdrawal benefit bases prior to partial surrender = $100,000.
• the remaining withdrawal benefit bases prior to partial surrender = $100,000.
• Investment Back (7%) withdrawal benefit payment = $7,000.
• For Life (5%) withdrawal benefit payment = $5,000.

Example 1
In contract year one, no withdrawals are taken.
On the first contract anniversary:
•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.
•	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
•	Investment Back:
	•	the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
	•	the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
	•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•	For Life:
	•	the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;
	•	the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
	•	the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

Example 2
In contract year one:
•	no withdrawals are taken.
•	the client makes a premium payment of $50,000.

On the first contract anniversary:
•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is ($100,000 + $50,000) x 0.05 = $7,500.
•	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
•	Investment Back:
	•	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
	•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and
	•	the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.
•	For Life:
	•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
	•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and
	•	the new For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.

Example 3
In contract year one, the client takes a withdrawal of $5,000.

On the first contract anniversary:
•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
•	Investment Back:
	•	the Investment Back withdrawal benefit base remains the same ($100,000);
	•	the new Investment Back remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and
	•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($100,000 x
0.07 = $7,000).
•	For Life:
	•	the For Life withdrawal benefit base remains the same ($100,000);
	•	the new For Life remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and
	•	the For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.05 =
$5,000).

Example 4
In contract year one, no withdrawals are taken.

On the first contract anniversary:
•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.
•	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
•	Investment Back:
	•	the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
	•	the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
	•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•	For Life:
	•	the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;
	•	the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
	•	the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

In contract year two, the client takes a withdrawal of $5,000.

On the second contract anniversary:
•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
•	Investment Back:
	•	the Investment Back withdrawal benefit base remains the same ($105,000);
	•	the new Investment Back remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and
	•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).
•	For Life:
	•	the For Life withdrawal benefit base remains the same ($105,000);
	•	the new For Life remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and
	•	the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

In contract year three, no withdrawals are taken.

On the third contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
•	Investment Back:
	•	the Investment Back withdrawal benefit base remains the same ($105,000);
	•	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
	•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).
•	For Life:
	•	the For Life withdrawal benefit base remains the same ($105,000);
	•	the For Life remaining withdrawal benefit base remains the same ($100,000); and
	•	the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

Example 5
In each of the first five contract years, the client takes a withdrawal of $5,000. No GMWB Bonus is credited since a withdrawal was taken in contract year one. On the fifth contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the Investment Back remaining withdrawal benefit base.

If the accumulated value on the fifth
contract anniversary is:	$90,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$90,000 x 0.07 = $6,300	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$90,000 x 0.05 = $4,500	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:
• the client is age 62
• the initial premium payment is $100,000
• the Investment Back and For Life withdrawal benefit bases prior to partial surrender = $100,000
• the remaining withdrawal benefit bases prior to withdrawal = $100,000
• Investment Back (7%) withdrawal benefit payment = $7,000
• For Life (5%) withdrawal benefit payment = $5,000
• Withdrawal taken = $8,000
• excess amount under the Investment Back withdrawal option is $1,000; and
• excess amount under the For Life withdrawal option is $3,000

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 -
$1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 =
$96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 =
$91,879.52
.
*The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment);
and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where;

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where;

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit bases are adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

* The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment);
and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

APPENDIX F - ENHANCED DEATH BENEFIT RIDER (NO LONGER AVAILABLE FOR SALE)

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available.

The annual charge for this rider is 0.25% of the accumulated value (0.15% in New York and Washington). The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0625% (0.0375% in New York and Washington) of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.30% (0.075% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death
(annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.

The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.

The Enhanced Death Benefit Rider provides you with the greater of the enhanced death benefit (described below) or the standard death benefit (see THE CONTRACT — Death Benefit, Standard Death Benefit Formula). When
available, this rider can only be elected at the time the Contract is issued. You may terminate this rider at any time.
Once this rider is terminated, it cannot be reinstated.

Prior to the annuitization date and prior to the lock-in date (the later of the Contract anniversary following the oldest owner’s 75th birthday or five years after the rider effective date), the enhanced death benefit is the greatest of a, b or
c, where:
a = 1 minus 2 where:
1 = the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and
2 = an adjustment for each partial surrender and each partial annuitization made since the rider effective date increased at a 5% effective annual interest rate.
b = (1 plus 2) minus 3 where:
1 = the highest accumulated value on any Contract anniversary since the rider effective date;
2 = any premium payments received since that Contract anniversary; and
3 = an adjustment for each partial surrender and each partial annuitization made since that Contract anniversary.
c = the standard death benefit (see THE CONTRACT — Death Benefits, Standard Death Benefit Formula)

After the lock-in date but prior to the annuitization date, the enhanced death benefit is the greatest of d, e or f, where:
d = (1 plus 2) minus 3 where:
1 = the value from item a above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
e = (1 plus 2) minus 3 where:
1 = the value from item b above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
f = the standard death benefit.

The adjustment for each partial surrender or partial annuitization is (1 divided by 2) multiplied by 3, where:
1 = the amount of the partial surrender (plus surrender charge, if any) or the amount of the partial annuitization;
2 = the accumulated value immediately prior to the partial surrender or partial annuitization; and
3 = the amounts determined in items a or b (d or e after the lock-in date) immediately prior to the partial surrender or partial annuitization.

NOTE: For contracts issued in New York and Washington — under this rider, if the original owner dies before the annuitization date and before the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items b or c above. If the original owner dies before the annuitization date and after the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items e or f above.

EXAMPLES OF CALCULATION OF ENHANCED DEATH BENEFIT

For all examples, assume

Contract issue date is 01/01/2005
Original premium payment = $100,000
Owner's age on issue date is 69 years

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FOURTH CONTRACT ANNIVERSARY (01/01/
2009) (prior to the lock-in date)

Assume the following:

Accumulated Value (AV) = $105,000
Additional premium payments = $0
Partial surrenders and partial annuitizations = $0
Owner age = 73

The enhanced death benefit is the greatest of a, b, and c below.
a. $121,550.63 = [$100,000 x (1.05)4] + $0 - $0 = $121,550.63 + $0 (premium payments made since the rider effective date increased at a 5% effective annual interest rate - $0 (adjustments for all partial surrenders and partial annuitizations taken since the rider effective date increased at a 5% effective annual interest rate)

b. $105,000 = $105,000 + $0 - $0 = (highest accumulated value on any Contract anniversary since the rider effective date) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations taken since that Contract anniversary)

c. Standard death benefit = $105,000 where the standard death benefit is the greater of

i. $105,000 = AV

ii. $100,000 = $100,000 +$0 - $0 = [(original premium payment) + (premium payments made after the Contract issue date)] - (adjustments for all partial surrenders and partial annuitization taken since the Contract issue date)

The enhanced death benefit is $121,550.63 on the fourth Contract anniversary.

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE FOURTH CONTRACT ANNIVERSARY WHEN
ADDITIONAL PREMIUM PAYMENT IS MADE (and prior to the lock-in date)

Assume the following:

AV immediately prior to premium payment = $106,000
Additional premium payment = $50,000
AV after premium payment = $156,000
Partial surrenders and partial annuitizations = $0
Owner age = 73

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.
a. $171,550.63 = $121,550.63 + $50,000 - $0
b. $155,000 = $105,000 + $50,000 - $0
c. Standard death benefit = $156,000 where the standard death benefit is the greater of
	i.	$156,000 = AV
	ii.	$150,000 = $100,000 + $50,000 - $0

The enhanced death benefit is $171,550.63
CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FIFTH CONTRACT ANNIVERSARY (01/01/2010)
(and prior to the lock-in date)
Assume the following:
AV = $159,000
Additional premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of Owner = 74
The enhanced death benefit is the greatest of a, b, and c below.
a.	$180,128.16 = [$171,550.63 x (1.05)] + $0 - $0 = $180,128.16 + $0 - $0
b.	$159,000 = $159,000 + $0 - $0
c. Standard death benefit = $159,000 where the standard death benefit is the greater of
	i.	$159,000 = AV
	ii.	$150,000 = $150,000 + $0 - $0
The enhanced death benefit is $180,128.16.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2010 -- AFTER THE FIFTH CONTRACT
ANNIVERSARY and DATE WHEN PARTIAL SURRENDER HAS BEEN TAKEN (06/30/2010)(and prior to the lock-in date)
Assume the following:
AV prior to partial surrender = $155,000
Partial surrender on 06/30/2010 = $10,000
AV after partial surrender = $145,000
Age of Owner = 74
The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.
a.	$172,664.93 = $180,128.16 x [1.05 x (180/365)] + $0 - [($10,000/$155,000) x 180,128.16 x (1.05 x {181/365})] =
$184,569.67 + $0 - $11,904.74
b.	$148,744.50 = $159,000 + $0 - [($10,000/$155,000) x $159,000] = $159,000 + $0 - $10,255.50
c.	Standard death benefit = $145,000 where the standard death benefit is the greater of
	i.	$145,000 = AV
ii. $140,325.00 = $150,000 + $0 - [($10,000/$155,000) x $150,000] = $150,000 + $0 - $9,675.00

The enhanced death benefit is $172,664.93
CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE SIXTH CONTRACT ANNIVERSARY (01/01/
2011)(and lock-in date)
Assume the following:
AV = $150,000
Premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of Owner = 75
The enhanced death benefit is the greatest of a, b, and c below.
a.	$177,040.60 = $172,664.93 x [1.05 x (185/365)] + $0 - $0 = $177,040.60 + $0 - $0
b.	$150,000 = $150,000 + $0 - $0
c.	Standard death benefit = $150,000 where the standard death benefit is the greater of
	i.	$150,000 = AV
	iii.	$140,325.00 = $140,325.00 + $0 - $0
The enhanced death benefit is $177,040.60. The enhanced death benefit is now locked-in and will only increase for any purchase payments received and decrease for any partial surrenders and partial annuitizations taken.

CALCULATION OF THE ENHANCED DEATH BENEFIT ON 06/30/2011 - AFTER THE SIXTH CONTRACT
ANNIVERSARY and DATE WHEN ADDITIONAL PREMIUM PAYMENT IS MADE and AFTER LOCK-IN
Assume the following:
AV before premium payment made = $150,000
06/30/2011 premium payment = $5,000
AV after premium payment made = $155,000
The enhanced death benefit after the premium payment is the greatest of a, b, and c below.
a.	$182,040.60 = $177,040.60 + $5000 - $0
b.	$155,000 = $150,000 + $5,000 - $0
c.	Standard death benefit = $155,000 where the standard death benefit is the greater of
i. $155,000 = AV (after premium payment made)
	ii.	$145,325 = $140,325 + $5,000 - $0

The enhanced death benefit is $182,040.60
CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE SEVENTH CONTRACT ANNIVERSARY (01/
01/2012) and AFTER LOCK-IN
Assume the following:
AV = $160,000
Premium payments since lock-in date = $0
Partial Surrenders/annuitizations since lock-in date = $0
Age of Owner = 76
Although the enhanced death benefit is now past the lock-in date, the standard death benefit may increase to the
Contract AV on any Contract anniversary divisible by seven (e.g., 7, 14, 21). The enhanced death benefit is the greatest of a, b, and c below.
a.	$182,040.60 = $182,040.60 + $0 - $0
b.	$155,000 = $155,000 + $0 - $0
c.	Standard death benefit = $160,000 where the standard death benefit is the greatest
i. $160,000 = AV on seventh Contract anniversary
	ii.	$145,325 = $145,325 + $0 - $0
	iii.	$160,000 = $160,000 + $0 - $0 = [(seventh Contract anniversary accumulated value) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations since that Contract anniversary)]
The enhanced death benefit is $182,040.60.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2012 - DATE WHEN PARTIAL SURRENDER
TAKEN and AFTER SEVENTH CONTRACT ANNIVERSARY and AFTER LOCK-IN
Assume the following:
AV ON 6/30/2012 prior to partial surrender = $190,000
Partial surrender = $5,000
AV after the partial surrender = $185,000
The enhanced death benefit after the surrender is the greatest of a, b, and c below.
a.	$177,252.93 = $182,040.60 + $0 - [($5,000/$190,000) x $182,040.60] = $182,040.60 + $0 - $4,787.67
b.	$150,923.50 = $155,000 + $0 - [($5,000/$190,000) x $155,000] = $155,000 + $0 - $4,076.50
c.	Standard death benefit = $185,000 where the standard death benefit is the greatest of
	i.	$185,000 = AV
	ii.	$141,502.95 = $145,325 + $0 - [($5,000/$190,000) x $145,325] = $145,325 + $0 - $3,822.05
	iii.	$155,792 = $160,000 + $0 - [($5,000/$190,000) x $160,000] = $160,000 + $0 - $4,208.00
The enhanced death benefit is $185,000.
CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2013 - DATE WHEN PARTIAL SURRENDER
TAKEN and AFTER LOCK-IN
Assume the following:
AV prior to partial surrender = $110,000
Partial surrender - $10,000
AV after partial surrender = $100,000
The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.
a.	$161,140.64 = $177,252.93 + $0 - [($10,000/$110,000) x $177,252.93] = $177,252.93 + $0 - $16,112.29
b.	$137,204.55 = $150,923.50 + $0 - ($10,000/$110,000) x $150,923.50 = $150,923.50 + $0 - $13,718.95
c. Standard death benefit = $141,630.51 where the standard death benefit is the greatest of
	i.	$100,000 = accumulated value
	ii.	$128,640.33 = $141,502.95 + $0 - [($10,000/$110,000) x $141,502.95] =
$141,502.95 + $0 - $12,862.62
iii. $141,630.51 = $155,792 + $0 - [($10,000/$110,000) x $155,792] = $155,792 + $0 - $14,161.49
The enhanced death benefit is $161,140.64.

APPENDIX G - CONDENSED FINANCIAL INFORMATION
[These numbers will be updated at a later date]
Financial statements are included in the Statement of Additional Information.
The following table contains the unit values for the Contract without the Premium Payment Credit Rider for the periods ended December 31.

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
AllianceBernstein Small Cap Growth
2009	$8.349	$11.318%
2008	15.526	8.349	-46.23	109
2007	13.782	15.526	12.65	78
2006	12.608	13.782	9.31	53
2005(1)	11.857	12.608	6.33	18
American Century VP Inflation Protection
2009	10.773
2008	11.087	10.773	-2.83	4,752
2007	10.250	11.087	8.17	5,125
2006	10.216	10.250	0.33	3,389
2005(1)	10.127	10.216	0.88	1,227
American Century VP Ultra
2009	7.412
2008	12.863	7.412	-42.38	4,883
2007	10.779	12.863	19.33	3,530
2006	11.297	10.779	–4.59	2,714
2005(1)	10.962	11.297	3.06	911
American Century VP Vista
2009	9.413
2008	18.553	9.413	-49.26	125
2007	13.441	18.553	38.03	87
2006	12.485	13.441	7.66	39
2005(1)	11.980	12.485	-4.22	71
Dreyfus Technology Growth
2009	7.984	12.385
2008	13.760	7.984	-41.98	60
2007	12.176	13.760	13.01	38
2006	11.851	12.176	2.75	25
2005(1)	10.954	11.851	8.19	10

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
Fidelity VIP Contrafund®
2009	9.450	12.643
2008	16.698	9.450	-43.41	2,410
2007	14.415	16.698	15.84	2,031
2006	13.098	14.415	10.05	1,240
2005(1)	11.562	13.098	13.29	427
Fidelity VIP Equity-Income
2009	7.879	10.107
2008	13.952	7.879	-43.53	572
2007	13.951	13.952	0.01	686
2006	11.779	13.951	18.44	347
2005(1)	11.373	11.779	3.57	94
Fidelity VIP Growth
2009	7.841	9.909
2008	15.069	7.841	-47.97	436
2007	12.048	15.069	25.07	376
2006	11.447	12.048	5.25	204
2005(1)	10.809	11.447	5.90	59
Fidelity VIP Mid Cap
2009	10.597	14.626
2008	17.768	10.597	-40.36	357
2007	15.600	17.768	13.90	321
2006	14.053	15.600	11.01	198
2005(1)	12.492	14.053	12.50	36
Fidelity VIP Overseas
2009	10.237	12.761
2008	18.498	10.237	-44.66	2,623
2007	16.003	18.498	15.59	2,013
2006	13.759	16.003	16.31	1,503
2005(1)	11.951	13.759	15.13	581
Goldman Sachs VIT Mid Cap Value
2009	9.417	12.383
2008	15.148	9.417	-37.83	981
2007	14.863	15.148	1.92	925
2006	12.956	14.863	14.72	550
2005(1)	11.892	12.956	8.95	162
Goldman Sachs VIT Structured Small Cap Equity
2009	7.244	9.134
2008	11.118	7.244	-34.84	322
2007	13.481	11.118	–17.53	287
2006	12.159	13.481	10.87	189
2005(1)	11.502	12.159	5.77	63
Invesco V.I. Basic Value
2009	6.265	8.867
2008	13.154	6.265	-55.69	91
2007	13.118	13.154	0.28	69
2006	11.733	13.118	11.80	49

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
2005(1)	11.307	11.733	3.77	5
Invesco V.I. International Growth
2009	6.076	8.115
2008(2)	10.000	6.076	-39.24	14
Invesco V.I. SmallCap Equity
2009	10.014	11.994
2008	14.762	10.014	-32.16	82
2007	14.212	14.762	3.87	50
2006	12.253	14.212	15.99	25
2005(1)	11.498	12.253	6.57	6
Neuberger Berman AMT Small Cap Growth
2009	6.869
2008	11.492	6.869	-40.23	179
2007	11.578	11.492	–0.74	163
2006	11.138	11.578	3.95	104
2005(1)	10.677	11.138	4.32	35
Neuberger Berman AMT Partners
2009	7.689
2008	16.356	7.689	-52.99	356
2007	15.148	16.356	7.97	327
2006	13.666	15.148	10.84	209
2005(1)	12.298	13.666	11.12	40

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
Neuberger Berman Socially Responsive
2009	8.654
2008	14.471	8.654	-40.20	338
2007	13.617	14.471	6.27	265
2006	12.126	13.617	12.30	144
2005(1)	11.467	12.126	5.75	54
T. Rowe Price Blue Chip Growth
2009	7.860
2008	13.879	7.860	-43.37	114
2007	12.494	13.879	11.09	87
2006	11.571	12.494	7.98	51
2005(1)	10.774	11.571	7.40	34
T. Rowe Price Health Sciences
2009	11.076
2008	15.836	11.076	-30.06	262
2007	13.623	15.836	16.24	181
2006	12.722	13.623	7.08	113
2005(1)	10.642	12.722	19.55	34
Asset Allocation
2009	19.778
2008	26.647	19.778	-25.78	296
2007	24.140	26.647	10.39	254
2006	21.674	24.140	11.38	170
2005(1)	20.667	21.674	4.87	72
Bond & Mortgage Securities
2009	15.821
2008	19.317	15.821	-18.10	4,452
2007	18.916	19.317	2.12	4,627
2006	18.302	18.916	3.35	2,822
2005(1)	18.080	18.302	1.23	1,000
Diversified International
2009	16.480
2008	31.029	16.480	-46.89	1,267
2007	27.066	31.029	14.64	1,077
2006	21.417	27.066	26.38	612
2005(1)	18.156	21.417	17.96	184
Equity Income
2009	6.770
2008	10.378	6.770	-34.77	12,992
2007(3)	10.000	10.378	3.78	11,013
Government & High Quality Bond
2009	18.529
2008	19.074	18.529	-2.86	1,896
2007	18.413	19.074	3.59	1,697
2006	17.888	18.413	2.93	1,035
2005(1)	17.677	17.888	1.19	382
International Emerging Markets
2009	18.554

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
2008	41.619	18.554	-55.42	756
2007	29.657	41.619	40.33	658
2006	21.709	29.657	36.61	368
2005(1)	17.761	21.709	22.23	131
International SmallCap
2009	16.327
2008	33.257	16.327	-50.91	589
2007	30.833	33.257	7.86	571
2006	23.945	30.833	28.77	362
2005(1)	19.894	23.945	20.36	146
LargeCap Blend II (f/k/a LargeCap Blend)
2009	8.482
2008	13.506	8.482	-37.20	6,947
2007	13.010	13.506	3.81	5,847
2006	11.374	13.010	14.38	3,901
2005(1)	10.969	11.374	3.69	1,448
LargeCap Growth
2009	12.607
2008	22.461	12.607	-43.87	361
2007	18.462	22.461	21.66	236
2006	17.007	18.462	8.56	125
2005(1)	15.349	17.007	10.80	23
LargeCap Growth I
2009	18.883
2008	32.193	18.883	-41.34	232
2007	30.042	32.193	7.16	194
2006	28.640	30.042	4.90	129
2005(1)	25.496	28.640	12.33	40
LargeCap S&P 500 Index
2009	6.820
2008	10.978	6.820	-37.88	1,888
2007	10.573	10.978	3.83	1,455
2006	9.263	10.573	14.14	891
2005(1)	8.972	9.263	3.24	350
LargeCap Value
2009	18.560
2008	28.988	18.560	-35.97	362
2007	29.384	28.988	–1.35	390
2006	24.803	29.384	18.47	209
2005(1)	24.041	24.803	3.17	84
LargeCap Value III
2009	8.173
2008	13.977	8.173	-41.53	6,150
2007	14.699	13.977	-4.91	4,943
2006	12.245	14.699	20.04	3,113
2005(1)	11.936	12.245	2.59	1,132
MidCap Blend
2009	27.098

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
2008	41.530	27.098	-34.75	1,393
2007	38.425	41.530	8.08	1,220
2006	34.060	38.425	12.82	815
2005(1)	31.455	34.060	8.28	319
MidCap Growth I
2009	7.957
2008	13.689	7.957	-41.87	391
2007	12.513	13.689	9.40	332
2006	11.555	12.513	8.29	185
2005(1)	10.382	11.555	11.30	67
MidCap Value II
2009	9.191
2008	16.596	9.191	-44.62	2,556
2007	16.981	16.596	–2.27	2,027
2006	15.179	16.981	11.87	1,276
2005(1)	14.153	15.179	7.25	498

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
Money Market
2009	14.466
2008	14.280	14.466	1.30	2,954
2007	13.786	14.280	3.58	894
2006	13.342	13.786	3.33	371
2005(1)	13.173	13.342	1.28	166
Mortgage Securities
2009	10.094
2008(4)	10.000	10.094	0.94	12
Principal LifeTime 2010
2009	8.809
2008	12.910	8.809	-31.77	2,466
2007	12.603	12.910	2.44	2,499
2006	11.363	12.603	10.91	1,605
2005(1)	10.886	11.363	4.38	904
Principal LifeTime 2020
2009	8.896
2008	13.682	8.896	-34.98	9,751
2007	13.212	13.682	3.56	8,959
2006	11.616	13.212	13.74	5,303
2005(1)	11.020	11.616	5.41	1,657
International SmallCap
2009	16.327
2008	33.257	16.327	-50.91	589
2007	30.833	33.257	7.86	571
2006	23.945	30.833	28.77	362
2005(1)	19.894	23.945	20.36	146
LargeCap Blend II (f/k/a LargeCap Blend)
2009	8.482
2008	13.506	8.482	-37.20	6,947
2007	13.010	13.506	3.81	5,847
2006	11.374	13.010	14.38	3,901
2005(1)	10.969	11.374	3.69	1,448
LargeCap Growth
2009	12.607
2008	22.461	12.607	-43.87	361
2007	18.462	22.461	21.66	236
2006	17.007	18.462	8.56	125
2005(1)	15.349	17.007	10.80	23
LargeCap Growth I
2009	18.883
2008	32.193	18.883	-41.34	232
2007	30.042	32.193	7.16	194
2006	28.640	30.042	4.90	129
2005(1)	25.496	28.640	12.33	40
LargeCap S&P 500 Index
2009	6.820
2008	10.978	6.820	-37.88	1,888

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
2007	10.573	10.978	3.83	1,455
2006	9.263	10.573	14.14	891
2005(1)	8.972	9.263	3.24	350
LargeCap Value
2009	18.560
2008	28.988	18.560	-35.97	362
2007	29.384	28.988	–1.35	390
2006	24.803	29.384	18.47	209
2005(1)	24.041	24.803	3.17	84

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
LargeCap Value III
2009	8.173
2008	13.977	8.173	-41.53	6,150
2007	14.699	13.977	-4.91	4,943
2006	12.245	14.699	20.04	3,113
2005(1)	11.936	12.245	2.59	1,132
MidCap Blend
2009	27.098
2008	41.530	27.098	-34.75	1,393
2007	38.425	41.530	8.08	1,220
2006	34.060	38.425	12.82	815
2005(1)	31.455	34.060	8.28	319
MidCap Growth I
2009	7.957
2008	13.689	7.957	-41.87	391
2007	12.513	13.689	9.40	332
2006	11.555	12.513	8.29	185
2005(1)	10.382	11.555	11.30	67
MidCap Value II
2009	9.191
2008	16.596	9.191	-44.62	2,556
2007	16.981	16.596	–2.27	2,027
2006	15.179	16.981	11.87	1,276
2005(1)	14.153	15.179	7.25	498
Money Market
2009	14.466
2008	14.280	14.466	1.30	2,954
2007	13.786	14.280	3.58	894
2006	13.342	13.786	3.33	371
2005(1)	13.173	13.342	1.28	166
Mortgage Securities
2009	10.094
2008(4)	10.000	10.094	0.94	12

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
Principal Capital Appreciation
2009	6.817
2008	10.360	6.817	-34.20	203
2007	10.000	10.360	3.60	92,800
2008	10.308	6.370	-38.20	1,229
2007(5)	10.000	10.308	3.08	401
Principal LifeTime 2010
2009	8.809
2008	12.910	8.809	-31.77	2,466
2007	12.603	12.910	2.44	2,499
2006	11.363	12.603	10.91	1,605
2005(1)	10.886	11.363	4.38	904
Principal LifeTime 2020
2009	8.896
2008	13.682	8.896	-34.98	9,751
2007	13.212	13.682	3.56	8,959
2006	11.616	13.212	13.74	5,303
2005(1)	11.020	11.616	5.41	1,657
Principal LifeTime 2030
2009	8.652
2008	13.780	8.652	-37.21	1,333
2007	13.168	13.780	4.65	1,138
2006	11.612	13.168	13.40	677
2005(1)	11.037	11.612	5.21	190
Principal LifeTime 2040
2009	8.615
2008	14.107	8.615	-38.93	591
2007	13.409	14.107	5.21	555
2006	11.793	13.409	13.70	278
2005(1)	11.180	11.793	5.48	93

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
Principal LifeTime 2050
2009	8.544
2008	14.195	8.544	-39.81	305
2007	13.482	14.195	5.29	271
2006	11.820	13.482	14.06	168
2005(1)	11.208	11.820	5.46	27
Principal LifeTime Strategic Income
2009	9.173
2008	12.204	9.173	-24.84	1,026
2007	12.101	12.204	0.85	1,246
2006	11.113	12.101	8.89	851
2005(1)	10.650	11.113	4.35	446
Real Estate Securities
2009	19.606
2008	29.571	19.606	-33.70	417
2007	36.380	29.571	–18.72	414
2006	26.965	36.380	34.92	286
2005(1)	22.385	26.965	20.46	81
SAM Balanced
2009	7.519
2008	10.314	7.519	-27.10	23,851
2007(5)		10.314		2,332
SAM Conservative Balanced
2009	8.206
2008	10.286	8.206	-20.22	4,867
2007(5)	10.000	10.286	2.86	599
SAM Conservative Growth
2009	6.813
2008	10.314	6.813	-33.94	1,434
2007(5)	10.000	10.314	3.14	410
SAM Flexible Income
2009	8.706
2008	10.222	8.706	-14.83	4,008
2007(5)	10.000	10.222	2.22	109
SAM Strategic Growth
2009	6.370
2008	10.308	6.370	-38.20	1,229
2007(5)	10.000	10.308	3.08	401
Short-Term Bond
2009	9.173
2008	10.517	9.173	-12.78	6,672
2007	10.333	10.517	1.78	6,933
2006	10.017	10.333	3.15	4,270
2005(1)	9.922	10.017	0.96	1,671
Short-Term Income
2009	9.986
2008(4)	10.000	9.986	-0.14	19
SmallCap Growth II

	For Contracts Without the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
2009	6.483
2008	11.154	6.483	-41.88	498
2007	10.758	11.154	3.68	418
2006	9.996	10.758	7.62	244
2005(1)	9.337	9.996	7.06	65
SmallCap Value I
2009	15.635
2008	23.221	15.635	-32.67	1,766
2007	25.988	23.221	–10.65	1,639
2006	22.179	25.988	17.17	950
2005(1)	20.935	22.179	5.94	362

(1) Commenced Operations on March 1, 2005
(2) Commenced Operations on May 16, 2008
(3) Commenced Operations on January 12, 2007
(4) Commenced Operations on November 21, 2008
(5) Commenced Operations on May 1, 2007

The following table contains the unit values for the Contract with the Premium Payment Credit Rider for the periods ended December 31.

	For Contracts With the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
AllianceBernstein Small Cap Growth
2009	$8.133	$ %
2008	15.216	8.133	-46.55	38
2007	13.589	15.216	11.97	41
2006	12.506	13.589	8.66	19
2005(1)	11.819	12.506	5.81	4
American Century VP Inflation Protection
2009	10.494
2008	10.865	10.494	-3.41	1,573
2007	10.106	10.865	7.51	1,864
2006	10.133	10.106	–0.27	1,377
2005(1)	10.095	10.133	–0.37	560
American Century VP Ultra
2009	7.220
2008	12.606	7.220	-42.73	1,731
2007	10.627	12.606	18.62	1,347
2006	11.205	10.627	-5.16	1,128
2005(1)	10.927	11.205	2.54	468
American Century VP Vista
2009	9.169
2008	18.182	9.169	-49.57	78
2007	13.252	18.182	37.20	76

	For Contracts With the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
2006	12.384	13.252	7.01	13
2005(1)	11.942	12.384	3.70	8
Dreyfus Technology Growth
2009	7.778
2008	13.486	7.778	-42.33	30
2007	12.005	13.486	12.34	36
2006	11.754	12.005	2.14	12
2005(1)	10.920	11.754	7.64	3
Fidelity VIP Contrafund®
2009	9.206
2008	16.364	9.206	-43.74	648
2007	14.212	16.364	15.14	540
2006	12.992	14.212	9.39	380
2005(1)	11.525	12.992	12.73	101
Fidelity VIP Equity-Income
2009	7.572
2008	13.489	7.572	-43.87	177
2007	13.570	13.489	-0.60	180
2006	11.526	13.570	17.73	144
2005(1)	11.184	11.526	3.06	56
Fidelity VIP Growth
2009	7.638
2008	14.768	7.638	-48.28	239
2007	11.879	14.768	24.32	230
2006	11.354	11.879	4.63	160
2005(1)	10.775	11.354	5.37	56
Fidelity VIP Mid Cap
2009	10.323
2008	17.413	10.323	-40.72	134
2007	15.381	17.413	13.21	105
2006	13.939	15.381	10.35	85
2005(1)	12.452	13.939	11.94	35
Fidelity VIP Overseas
2009	9.972
2008	18.129	9.972	-44.99	1,056
2007	15.779	18.129	14.89	890
2006	13.647	15.779	15.62	694
2005(1)	11.913	13.647	14.56	301
Goldman Sachs VIT Mid Cap Value
2009	9.173
2008	14.845	9.173	-38.21	403
2007	14.655	14.845	1.30	416
2006	12.850	14.655	14.05	303
2005(1)	11.854	12.850	8.40	91
Goldman Sachs VIT Structured Small Cap Equity
2009	7.057
2008	10.896	7.057	-35.23	139
2007	13.292	10.896	-18.03	132

	For Contracts With the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
2006	12.060	13.292	10.22	110
2005(1)	11.466	12.060	5.18	31
Invesco V.I. Basic Value
2009	6.103
2008	12.891	6.103	-52.66	45
2007	12.933	12.891	-0.33	45
2006	11.638	12.933	11.13	33
2005(1)	11.272	11.638	3.25	8
Invesco V.I. International Growth
2009	6.053
2008(2)	10.000	6.053	-39.47	4
Invesco V.I. SmallCap Equity
2009	9.755
2008	14.467	9.755	-32.57	51
2007	14.012	14.467	3.25	51
2006	12.154	14.012	15.29	30
2005(1)	11.462	12.154	6.04	7

	For Contracts With the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
Neuberger Berman Small Cap Growth
2009	6.691
2008	11.262	6.691	-40.59	109
2007	11.415	11.262	–1.34	109
2006	11.047	11.415	3.33	71
2005(1)	10.643	11.047	3.80	22
Neuberger Berman AMT Partners
2009	7.490
2008	16.029	7.490	-53.27	123
2007	14.936	16.029	7.32	112
2006	12.555	14.936	10.19	101
2005(1)	12.259	12.555	10.57	25
Neuberger Berman Socially Responsive
2009	8.430
2008	14.182	8.430	-40.56	75
2007	13.426	14.182	5.63	60
2006	12.028	13.426	11.63	42
2005(1)	11.431	12.028	5.22	9
T. Rowe Price Blue Chip Growth
2009	7.657
2008	13.602	7.657	-43.71	50
2007	12.319	13.602	10.41	49
2006	11.477	12.319	7.33	32
2005(1)	10.740	11.477	6.86	22
T. Rowe Price Health Sciences
2009	10.790
2008	15.520	10.790	-30.48	78
2007	13.432	15.520	15.54	63
2006	12.618	13.432	6.45	49
2005(1)	11.608	12.618	8.70	9
Asset Allocation
2009	18.839
2008	25.535	18.839	26.22	155
2007	23.273	25.535	9.72	149
2006	21.021	23.273	10.71	99
2005(1)	20.145	21.021	4.35	25
Bond & Mortgage Securities
2009	15.070
2008	18.511	15.070	-18.59	1,452
2007	18.237	18.511	1.50	1,650
2006	17.751	18.237	2.74	1,157
2005(1)	17.623	17.751	0.73	474
Diversified International
2009	15.697
2008	29.734	15.697	-47.21	384
2007	26.094	29.734	13.95	347
2006	20.771	26.094	25.63	239
2005(1)	17.697	20.771	17.37	64

	For Contracts With the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
Equity Income
2009	6.690
2008	10.317	6.690	-35.16	3,927
2007(3)	10.000	10.317	3.17	3,617
Government & High Quality Bond
2009	17.649
2008	18.278	17.649	-3.44	597
2007	17.751	18.278	2.97	576
2006	17.349	17.751	2.32	349
2005(1)	17.230	17.349	0.69	133
International Emerging Markets
2009	17.672
2008	39.883	17.672	-55.69	357
2007	28.591	39.883	39.49	317
2006	21.055	28.591	35.79	214
2005(1)	17.311	21.055	21.63	64
International SmallCap
2009	15.551
2008	31.869	15.551	-51.20	265
2007	29.725	31.869	7.21	244
2006	23.223	29.725	28.00	170
2005(1)	19.391	23.223	19.76	68
LargeCap Blend II
2009	8.151
2008	13.057	8.151	-37.57	2,452
2007	12.654	13.057	3.18	2,224
2006	11.129	12.654	13.70	1,642
2005(1)	10.787	11.129	3.17	664
LargeCap Growth
2009	12.008
2008	21.523	12.008	-44.21	123
2007	17.798	21.523	20.93	113
2006	16.494	17.798	7.91	77
2005(1)	14.960	16.494	10.25	11
LargeCap Growth I
2009	17.986
2008	30.849	17.986	-41.70	95
2007	28.962	30.849	6.52	91
2006	27.776	28.962	4.27	65
2005(1)	24.851	27.776	11.77	18
LargeCap S&P 500 Index
2009	6.496
2008	10.520	6.496	-38.25	630
2007	10.193	10.520	3.21	589
2006	8.984	10.193	13.46	446
2005(1)	8.745	8.984	2.73	166
LargeCap Value
2008	27.779	17.679	-36.36	192

	For Contracts With the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
2007	28.328	27.779	–1.94	201
2006	24.056	28.328	17.76	130
2005(1)	23.433	24.056	2.66	31
LargeCap Value III
2009	7.854
2008	13.513	7.854	-41.88	2,139
2007	14.297	13.513	-5.48	1,842
2006	11.982	14.297	19.32	1,312
2005(1)	11.737	11.982	2.09	540
MidCap Blend
2009	25.811
2008	39.797	25.811	-35.14	499
2007	37.044	39.797	7.43	468
2006	33.034	37.044	12.14	343
2005(1)	30.660	33.034	7.74	147

	For Contracts With the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
MidCap Growth I
2009	7.579
2008	13.118	7.579	-42.22	172
2007	12.063	13.118	8.75	155
2006	11.207	12.063	7.64	95
2005(1)	10.120	11.207	10.74	18
MidCap Value II
2009	8.779
2008	15.949	8.779	-44.96	874
2007	16.419	15.949	–2.86	723
2006	14.764	16.419	11.21	524
2005(1)	13.835	14.764	6.71	229
Money Market
2009	13.779
2008	13.684	13.779	0.69	1,131
2007	13.291	13.684	2.96	593
2006	12.940	13.291	2.71	370
2005(1)	12.840	12.940	0.78	189
Mortgage Securities
2009	10.088
2008(4)	10.000	10.088	0.88	0
Principal Capital Appreciation
2009	6.749
2008	10.318	6.749	-34.59	96
2007(5)	10.000	10.318	3.18	44
Principal LifeTime 2010
2009	8.582
2008	12.655	8.582	-32.18	478
2007	12.428	12.655	1.83	555
2006	11.273	12.428	10.25	436
2005(1)	10.824	11.273	4.15	222
Principal LifeTime 2020
2009	8.667
2008	13.411	8.667	-35.37	3,188
2007	13.028	13.411	2.94	3,302
2006	11.524	13.028	13.05	1,978
2005(1)	10.987	11.524	4.89	602
Principal LifeTime 2030
2009	8.429
2008	13.507	8.429	-37.60	500
2007	12.985	13.507	4.02	415
2006	11.519	12.985	12.73	234
2005(1)	11.004	11.519	4.68	90
Principal LifeTime 2040
2009	8.393
2008	13.827	8.393	-39.30	198
2007	13.223	13.827	4.57	197
2006	11.699	13.223	13.03	103

	For Contracts With the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
2005(1)	11.147	11.699	4.95	30
Principal LifeTime 2050
2009	8.324
2008	13.914	8.324	-40.18	123
2007	13.294	13.914	4.66	134
2006	11.726	13.294	13.37	92
2005(1)	11.175	11.726	4.93	39
Principal LifeTime Strategic Income
2009	8.937
2008	11.962	8.937	-25.29	245
2007	11.933	11.962	0.24	264
2006	11.024	11.933	8.25	184
2005(1)	10.618	11.024	3.82	45

	For Contracts With the Premium Payment Credit Rider
	Accumulation Unit Value
				Number of
				Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)
Real Estate Securities
2009	18.675
2008	28.337	18.675	-34.10	172
2007	35.074	28.337	-19.21	165
2006	26.153	35.074	34.11	135
2005(1)	21.819	26.153	19.86	55
SAM Balanced
2009	7.443
2008	10.272	7.443	-27.54	3,960
2007(5)	10.000	10.272	2.72	967
SAM Conservative Balanced
2009	8.124
2008	10.244	8.124	-20.70	1,276
2007(5)	10.000	10.244	2.44	184
SAM Conservative Growth
2009	6.745
2008	10.273	6.745	-34.34	779
2007(5)	10.000	10.273	2.73	175
SAM Flexible Income
2009
2008	10.181			1,252
2007(5)	10.000	10.181	1.81	15
SAM Strategic Growth
2009	6.307
2008	10.267	6.307	-38.57	615
2007	10.000	10.267	2.67	207
Short-Term Bond
2009	8.868
2008	10.229	8.868	-13.31	2,196
2007	10.110	10.229	1.18	2,463
2006	9.861	10.110	2.53	1,751
2005(1)	9.816	9.861	0.46	805
Short-Term Income
2009
2008(4)				3
SmallCap Growth II
2009	6.174
2008	10.688	6.174	-42.23	173
2007	10.371	10.688	3.06	157
2006	9.694	10.371	6.98	111
2005(1)	9.100	9.694	6.53	32
SmallCap Value I
2009	14.892
2008	22.252	14.892	-33.08	563
2007	25.054	22.252	-11.18	551
2006	21.511	25.054	16.47	373
2005(1)	20.405	21.511	5.42	152
(1) Commenced Operations on March 1, 2005

For Contracts With the Premium Payment Credit Rider

Accumulation Unit Value

Number of
Accumulation Units
			Percentage	Outstanding
	Beginning	End of	Change from	End of Period
Division	of Period	Period	Prior Period	(in thousands)

(2) Commenced Operations on May 16, 2008
(3) Commenced Operations on January 12, 2007
(4) Commenced Operations on November 21, 2008
(5) Commenced Operations on May 1, 2007

PART B
PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM
Statement of Additional Information
dated May 1, 2010

This Statement of Additional Information provides information about the Principal Investment Plus Variable Annuity
(the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2010.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal Investment Plus Variable Annuity
The Principal Financial Group
P.O. Box 9382
Des Moines Iowa 50306-9382
Telephone: 1-800-852-4450

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	10
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	15
Financial Statements	16
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	146
Consolidated Financial Statements	147

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company”) is the issuer of the Principal Investment Plus Variable Annuity (the
“Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of
Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance
Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance
Company.

PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Princor Financial Services Corporation (“Princor”) which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal
Financial Group, 680 8th Street, Des Moines, Iowa 50392-0200. Princor was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The
Contracts may also be sold through other broker-dealers authorized by Princor and applicable law to do so.
Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Contract’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:

2009	2008	2007
received/retained	received/retained	received/retained
$16,651,091/$0	$20,823,068/$0	$24,201,897/$0

CALCULATION OF PERFORMANCE DATA

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the
Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.

The Contract was not offered prior to March 1, 2005. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this
Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.

In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.

The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the
Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for the
Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The
“yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

	Yield For the Period Ended December 31, 2009
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge or a Purchase Payment Credit Rider	-1.29%	-1.29%
with a surrender charge but without a Purchase Payment Credit Rider	-7.29%	-7.29%
without a surrender charge but with a Purchase Payment Credit Rider	-1.89%	-1.89%

Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value.
In this calculation for the Contract without the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to
0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 2009 assuming the
Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

	For Contracts without the Premium Payment
	Credit Rider and with Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
AllianceBernstein Small Cap Growth	August 15, 1996	33.95%	-1.41%	-1.55%	1.09%
American Century VP Inflation Protection	December 31, 2002	2.84	2.26		3.17
American Century VP Ultra	May 1, 2001	26.81	-3.30		-1.93
American Century VP Vista	October 5, 2001	14.91	-1.20		2.71
Asset Allocation	June 1, 1994	11.29	1.67	1.58	5.50
Bond & Mortgage Securities	December 18, 1987	13.37	0.25	3.19	5.27
Diversified International	May 2, 1994	21.23	3.10	0.39	4.78
Dreyfus Technology Growth	August 31, 1999	49.08	0.70	-7.94	-3.65
Equity Income	April 28, 1998	12.47	-0.36	4.98	4.53
Fidelity VIP Contrafund®	January 3, 1995	27.74	1.54	1.21	8.93
Fidelity VIP Equity-Income	November 3, 1986	22.23	-2.91	0.32	6.85
Fidelity VIP Growth	October 31, 1986	20.33	-2.75	-5.27	6.88
Fidelity VIP Mid Cap	December 28, 1998	31.97	3.38	8.51	11.86
Fidelity VIP Overseas	January 28, 1987	18.61	1.09	-1.85	4.40
Franklin SmallCap Value Securities Fund	April 30, 1998	21.52	-0.46	7.13	3.74
Goldman Sachs Mid Cap Value	May 1, 1998	25.46	0.65	8.46	5.57
Goldman Sachs Structured Small Cap Equity	February 13, 1998	20.05	-5.47	1.21	1.34
Government & High Quality Bond	April 9, 1987	-2.06	1.03	3.38	5.19
International Emerging Markets	October 24, 2000	61.46	13.28		12.38
International SmallCap	May 1, 1998	27.14	2.40	2.30	6.74
Invesco V.I. Basic Value	September 10, 2001	40.12	-4.78		-1.10
Invesco V.I. International Growth	May 5, 1993	27.52	5.09	-0.75	6.14
Invesco V.I. SmallCap Equity	August 29, 2003	13.74	0.26		3.94
LargeCap Blend II	May 1, 2002	22.02	-0.91		1.23
LargeCap Growth	May 2, 1994	19.39	-0.06	-4.55	2.92
LargeCap Growth I	June 1, 1994	44.77	0.47	-3.04	6.91
LargeCap S&P 500 Index	May 3, 1999	18.70	-1.75	-2.59	-1.72
LargeCap Value	May 13, 1970	8.81	-2.65	-0.34	8.81
LargeCap Value III	May 1, 2002	12.27	-4.60		-0.22
MFS VIT Utilities	January 3, 1995	25.18	8.14	4.46	10.88
MFS VIT Value	January 2, 2002	14.89	0.70		2.98
MidCap Blend	December 18, 1987	26.06	1.94	5.24	10.50
MidCap Growth I	May 1, 1998	27.43	0.00	0.01	0.40
MidCap Value II	May 3, 1999	26.42	-3.34	4.65	5.23
Money Market	March 18, 1983	-7.06	1.09	1.44	3.54
Mortgage Securities	May 6, 1993	-0.89	3.00	4.27	4.09
Neuberger Berman AMT Partners	March 22, 1994	48.09	-0.43	1.18	6.39
Neuberger Berman AMT Small Cap Growth	July 12, 2002	15.19	-6.16		0.24
Neuberger Berman AMT Socially Responsive	February 18, 1999	23.75	-1.12	1.16	2.31
PIMCO All Asset	April 30, 2003	14.02	2.38		5.13
PIMCO Total Return	December 31, 1997	6.61	4.84	5.71	4.89
PIMCO VIT High Yield Portfolio	April 30, 1998	32.48	2.87	4.08	3.71
Principal Capital Appreciation	April 28, 1998	22.16	0.83	3.65	6.79
Principal LifeTime 2010	August 30, 2004	17.48	-0.66		1.19
Principal LifeTime 2020	August 30, 2004	19.87	-0.31		1.76
Principal LifeTime 2030	August 30, 2004	20.58	-0.76		1.33
Principal LifeTime 2040	August 30, 2004	21.90	-0.86		1.44
Principal LifeTime 2050	August 30, 2004	22.38	-0.94		1.36

Principal LifeTime Strategic Income	August 30, 2004	11.43	-0.55		1.01
Real Estate Securities	May 1, 1998	21.28	0.53	11.01	8.09
SAM Balanced	June 3, 1997	16.25	1.21	2.39	5.33
SAM Conservative Balanced	April 23, 1998	13.60	1.79	3.41	3.25
SAM Conservative Growth	June 3, 1997	18.10	0.08	1.00	5.14
SAM Flexible Income	September 9, 1997	12.42	2.04	3.81	4.65
SAM Strategic Growth	June 3, 1997	19.83	-0.65	0.03	5.43
Short-Term Bond	May 1, 2003	2.81	-0.61		-0.03
Short-Term Income	January 12, 1994	2.53	2.09	3.61	3.33
SmallCap Growth II	May 1, 1998	24.06	-3.05	-8.26	-1.50
SmallCap Value I	May 1, 1998	8.72	-3.97	5.84	5.06
T. Rowe Price Blue Chip Growth	December 29, 2000	33.99	-0.81		-1.74
T. Rowe Price Health Sciences	December 29, 2000	23.68	4.22		2.27
Van Eck Worldwide Hard Assets	May 1, 2006	48.81			3.36

	For Contracts without the Premium Payment
	Credit Rider and without Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
AllianceBernstein Small Cap Growth	August 15, 1996	39.95%	-0.79%	-1.55%	1.09%
American Century VP Inflation Protection	December 31, 2002	8.84	2.81		3.17
American Century VP Ultra	May 1, 2001	32.81	-2.62		-1.93
American Century VP Vista	October 5, 2001	20.91	-0.57		2.71
Asset Allocation	June 1, 1994	17.29	2.22	1.58	5.50
Bond & Mortgage Securities	December 18, 1987	19.37	0.83	3.19	5.27
Diversified International	May 2, 1994	27.23	3.63	0.39	4.78
Dreyfus Technology Growth	August 31, 1999	55.08	1.28	-7.94	-3.65
Equity Income	April 28, 1998	18.47	0.25	4.98	4.53
Fidelity VIP Contrafund	January 3, 1995	33.74	2.10	1.21	8.93
Fidelity VIP Equity-Income	November 3, 1986	28.23	-2.25	0.32	6.85
Fidelity VIP Growth	October 31, 1986	26.33	-2.09	-5.27	6.88
Fidelity VIP MidCap	December 28, 1998	37.97	3.90	8.51	11.86
Fidelity VIP Overseas	January 28, 1987	24.61	1.66	-1.85	4.40
Franklin SmallCap Value Securities Fund	April 30, 1998	27.52	0.14	7.13	3.74
Goldman Sachs Mid Cap Value	May 1, 1998	31.46	1.22	8.46	5.57
Goldman Sachs Structured Small Cap Equity	February 13, 1998	26.05	-4.73	1.21	1.34
Government & High Quality Bond	April 9, 1987	3.94	1.60	3.38	5.19
International Emerging Markets	October 24, 2000	67.46	13.65		12.38
International SmallCap	May 1, 1998	33.14	2.94	2.30	6.74
Invesco V.I. Basic Value	September 10, 2001	46.12	-4.06		-1.10
Invesco V.I. International Growth	May 5, 1993	33.52	5.57	-0.75	6.14
Invesco V.I. SmallCap Equity Fund	August 29, 2003	19.74	0.84		3.94
LargeCap Blend II	May 1, 2002	28.02	-0.29		1.23
LargeCap Growth	May 2, 1994	25.39	0.54	-4.55	2.92
LargeCap Growth I	June 1, 1994	50.77	1.05	-3.04	6.91
LargeCap S&P 500 Index	May 3, 1999	24.70	-1.12	-2.59	-1.72
LargeCap Value	May 13, 1970	14.81	-1.99	-0.34	8.81
LargeCap Value III	May 1, 2002	18.27	-3.88		-0.22
MFS VIT Utilities	January 3, 1995	31.18	8.57	4.46	10.88
MFS VIT Value	January 2, 2002	20.89	1.28		2.98
MidCap Blend	December 18, 1987	32.06	2.49	5.24	10.50
MidCap Growth I	May 1, 1998	33.43	0.59	0.01	0.40
MidCap Value II	May 3, 1999	32.42	-2.67	4.65	5.23
Money Market	March 18, 1983	-1.06	1.66	1.44	3.54

Mortgage Securities	May 6, 1993	5.11	3.53	4.27	4.09
Neuberger Berman AMT Partners	March 22, 1994	54.09	0.18	1.18	6.39
Neuberger Berman AMT Small Cap Growth	July 12, 2002	21.19	-5.40		0.24
Neuberger Berman AMT Socially Responsive	February 18, 1999	29.75	-0.50	1.16	2.31
PIMCO All Asset	April 30, 2003	20.02	2.92		5.13
PIMCO Total Return	December 31, 1997	12.61	5.33	5.71	4.89
PIMCO VIT High Yield Portfolio	April 30, 1998	38.48	3.40	4.08	3.71
Principal Capital Appreciation	April 28, 1998	28.16	1.40	3.65	6.79
Principal LifeTime 2010	August 30, 2004	23.48	-0.05		1.55
Principal LifeTime 2020	August 30, 2004	25.87	0.29		2.10
Principal LifeTime 2030	August 30, 2004	26.58	-0.15		1.68
Principal LifeTime 2040	August 30, 2004	27.90	-0.24		1.79
Principal LifeTime 2050	August 30, 2004	28.38	-0.32		1.71
Principal LifeTime Strategic Income	August 30, 2004	17.43	0.06		1.36
Real Estate Securities	May 1, 1998	27.28	1.11	11.01	8.09
SAM Balanced	June 3, 1997	22.25	1.77	2.39	5.33
SAM Conservative Balanced	April 23, 1998	19.60	2.34	3.41	3.25
SAM Conservative Growth	June 3, 1997	24.10	0.67	1.00	5.14
SAM Flexible Income	September 9, 1997	18.42	2.59	3.81	4.65
SAM Strategic Growth	June 3, 1997	25.83	-0.04	0.03	5.43
Short-Term Bond	May 1, 2003	8.81	-0.01		-0.03
Short-Term Income	January 12, 1994	8.53	2.64	3.61	3.33
SmallCap Growth II	May 1, 1998	30.06	-2.38	-8.26	-1.50
SmallCap Value I	May 1, 1998	14.72	-3.28	5.84	5.06
T. Rowe Price Blue Chip Growth	December 29, 2000	39.99	-0.20		-1.74
T.Rowe Price Health Sciences	December 29, 2000	29.68	4.72		2.27
Van Eck Worldwide Hard Assets	May 1, 2006	54.81			4.35

	For Contracts with the Premium Payment
	Credit Rider and with Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
AllianceBernstein Small Cap Growth	August 15, 1996	31.11%	-2.24%	-2.14%	0.48%
American Century VP Inflation Protection	December 31, 2002	0.19	1.45		2.30
American Century VP Ultra	May 1, 2001	24.01	-4.13		-2.52
American Century VP Vista	October 5, 2001	12.18	-2.02		2.10
Asset Allocation	June 1, 1994	8.59	0.85	0.97	4.87
Bond & Mortgage Securities	December 18, 1987	10.66	-0.58	2.57	4.64
Diversified International	May 2, 1994	18.47	2.29	-0.21	4.15
Dreyfus Technology Growth	August 31, 1999	46.15	-0.12	-8.50	-4.23
Equity Income	April 28, 1998	9.76	-1.18	4.35	3.90
Fidelity VIP Contrafund®	January 3, 1995	24.94	0.72	0.60	8.27
Fidelity VIP Equity-Income	November 3, 1986	19.46	-3.75	-0.28	6.21
Fidelity VIP Growth	October 31, 1986	17.58	-3.58	-5.84	6.24
Fidelity VIP Mid Cap	December 28, 1998	29.15	2.56	7.86	11.19
Fidelity VIP Overseas	January 28, 1987	15.86	0.27	-2.45	3.77
Franklin SmallCap Value Securities Fund	April 30, 1998	18.74	-1.29	6.49	3.12
Goldman Sachs Mid Cap Value	May 1, 1998	22.67	-0.18	7.81	4.94
Goldman Sachs Structured Small Cap Equity	February 13, 1998	17.29	-6.32	0.60	0.73
Government & High Quality Bond	April 9, 1987	-4.68	0.21	2.76	4.56
International Emerging Markets	October 24, 2000	58.45	12.47		11.70
International SmallCap	May 1, 1998	24.34	1.58	1.68	6.10
Invesco V.I. Basic Value	September 10, 2001	37.25	-5.62		-1.70
Invesco V.I. International Growth	May 5, 1993	24.72	4.27	-1.35	5.50
Invesco V.I. SmallCap Equity	August 29, 2003	11.02	-0.57		3.05

LargeCap Blend II	May 1, 2002	19.26	-1.73		0.49
LargeCap Growth	May 2, 1994	16.64	-0.88	-5.12	2.30
LargeCap Growth I	June 1, 1994	41.87	-0.35	-3.62	6.27
LargeCap S&P 500 Index	May 3, 1999	15.96	-2.58	-3.18	-2.31
LargeCap Value	May 13, 1970	6.12	-3.48	-0.94	8.16
LargeCap Value III	May 1, 2002	9.56	-5.44		-0.96
MFS VIT Utilities	January 3, 1995	22.39	7.33	3.83	10.22
MFS VIT Value	January 2, 2002	12.17	-0.12		2.25
MidCap Blend	December 18, 1987	23.27	1.13	4.61	9.83
MidCap Growth I	May 1, 1998	24.63	-0.82	-0.59	-0.21
MidCap Value II	May 3, 1999	23.63	-4.18	4.02	4.60
Money Market	March 18, 1983	-9.66	0.27	0.83	2.92
Mortgage Securities	May 6, 1993	-3.52	2.19	3.65	3.46
Neuberger Berman AMT Partners	March 22, 1994	45.17	-1.25	0.58	5.75
Neuberger Berman AMT Small Cap Growth	July 12, 2002	12.46	-7.01		-0.49
Neuberger Berman AMT Socially Responsive	February 18, 1999	20.97	-1.95	0.55	1.69
PIMCO All Asset	April 30, 2003	11.30	1.57		4.26
PIMCO Total Return	December 31, 1997	3.94	4.03	5.08	4.55
PIMCO VIT High Yield Portfolio	April 30, 1998	29.65	2.05	3.46	3.09
Principal Capital Appreciation	April 28, 1998	19.39	0.01	3.02	6.15
Principal LifeTime 2010	August 30, 2004	14.74	-1.49		0.39
Principal LifeTime 2020	August 30, 2004	17.11	-1.14		0.96
Principal LifeTime 2030	August 30, 2004	17.83	-1.59		0.52
Principal LifeTime 2040	August 30, 2004	19.13	-1.68		0.64
Principal LifeTime 2050	August 30, 2004	19.62	-1.77		0.56
Principal LifeTime Strategic Income	August 30, 2004	8.73	-1.38		0.20
Real Estate Securities	May 1, 1998	18.51	-0.29	10.34	7.44
SAM Balanced Portfolio	June 3, 1997	13.52	0.39	1.77	4.70
SAM Conservative Balanced Portfolio	April 23, 1998	10.89	0.97	2.79	2.63
SAM Conservative Growth Portfolio	June 3, 1997	15.35	-0.74	0.40	4.51
SAM Flexible Income Portfolio	September 9, 1997	9.71	1.22	3.19	4.02
SAM Strategic Growth	June 3, 1997	17.08	-1.47	-0.56	4.80
Short-Term Bond	May 1, 2003	0.16	-1.44		-0.94
Short-Term Income	January 12, 1994	-0.12	1.28	2.99	2.71
SmallCap Growth II	May 1, 1998	21.28	-3.88	-8.82	-2.09
SmallCap Value I	May 1, 1998	6.03	-4.81	5.21	4.43
T. Rowe Price Blue Chip Growth	December 29, 2000	31.15	-1.64		-2.33
T. Rowe Price Health Sciences	December 29, 2000	20.91	3.40		1.66
Van Eck Worldwide Hard Assets	May 1, 2006	45.89			2.47

	For Contracts with the Premium Payment
	Credit Rider and without Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
AllianceBernstein Small Cap Growth	August 15, 1996	39.11%	-1.38%	-2.14%	0.48%
American Century VP Inflation Protection	December 31, 2002	8.19	2.19		2.55
American Century VP Ultra	May 1, 2001	32.01	-3.21		-2.52
American Century VP Vista	October 5, 2001	20.18	-1.17		2.10
Asset Allocation	June 1, 1994	16.59	1.61	0.97	4.87
Bond & Mortgage Securities	December 18, 1987	18.66	0.23	2.57	4.64
Diversified International	May 2, 1994	26.47	3.01	-0.21	4.15
Dreyfus Technology Growth	August 31, 1999	54.15	0.67	-8.50	-4.23
Equity Income	April 28, 1998	17.76	-0.36	4.35	3.90
Fidelity VIP Contrafund	January 3, 1995	32.94	1.49	0.60	8.27
Fidelity VIP Equity-Income	November 3, 1986	27.46	-2.83	-0.28	6.21

Fidelity VIP Growth	October 31, 1986	25.58	-2.68	-5.84	6.24
Fidelity VIP Mid Cap	December 28, 1998	37.15	3.27	7.86	11.19
Fidelity VIP Overseas	January 28, 1987	23.86	1.05	-2.45	3.77
Franklin SmallCap Value Securities Fund	April 30, 1998	26.74	-0.46	6.49	3.12
Goldman Sachs Mid Cap Value	May 1, 1998	30.67	0.62	7.81	4.94
Goldman Sachs Structured Small Cap Equity	February 13, 1998	25.29	-5.30	0.60	0.73
Government & High Quality Bond	April 9, 1987	3.32	0.99	2.76	4.56
International Emerging Markets	October 24, 2000	66.45	12.96		11.70
International SmallCap	May 1, 1998	32.34	2.32	1.68	6.10
Invesco V.I. Basic Value	September 10, 2001	45.25	-4.63		-1.70
Invesco V.I. International Growth	May 5, 1993	32.72	4.94	-1.35	5.50
Invesco V.I. Small Cap Equity	August 29, 2003	19.02	0.24		3.31
LargeCap Blend II	May 1, 2002	27.26	-0.89		0.62
LargeCap Growth	May 2, 1994	24.64	-0.07	-5.12	2.30
LargeCap Growth I	June 1, 1994	49.87	0.45	-3.62	6.27
LargeCap S&P 500 Index	May 3, 1999	23.96	-1.71	-3.18	-2.31
LargeCap Value	May 13, 1970	14.12	-2.58	-0.94	8.16
LargeCap Value III	May 1, 2002	17.56	-4.46		-0.82
MFS VIT Utilities	January 3, 1195	30.39	7.92	3.83	10.22
MFS VIT Value	January 2, 2002	20.17	0.67		2.36
MidCap Blend	December 18, 1987	31.27	1.88	4.61	9.83
MidCap Growth I	May 1, 1998	32.63	-0.01	-0.59	-0.21
MidCap Value II	May 3, 1999	31.63	-3.25	4.02	4.60
Money Market	March 18, 1983	-1.66	1.05	0.83	2.92
Mortgage Securities	May 6, 1993	4.48	2.91	3.65	3.46
Neuberger Berman AMT Partners	March 22, 1994	53.17	-0.42	0.58	5.75
Neuberger Berman AMT Small Cap Growth	July 12, 2002	20.46	-5.96		-0.36
Neuberger Berman AMT Socially Responsive	February 18, 1999	28.97	-1.10	0.55	1.69
PIMCO All Asset	April 30, 2003	19.30	2.31		4.49
PIMCO Total Return	December 31, 1997	11.94	4.70	5.08	4.55
PIMCO VIT High Yield Portfolio	April 30, 1998	37.65	2.78	3.46	3.09
Principal Capital Appreciation	April 28, 1998	27.39	0.79	3.02	6.15
Principal LifeTime 2010	August 30, 2004	22.74	-0.65		0.94
Principal LifeTime 2020	August 30, 2004	25.11	-0.31		1.49
Principal LifeTime 2030	August 30, 2004	25.38	-0.75		1.07
Principal LifeTime 2040	August 30, 2004	27.13	-0.84		1.18
Principal LifeTime 2050	August 30, 2004	27.62	-0.92		1.10
Principal LifeTime Strategic Income	August 30, 2004	16.73	-0.54		0.75
Real Estate Securities	May 1, 1998	26.51	0.51	10.34	7.44
SAM Balanced Portfolio	June 3, 1997	21.52	1.16	1.77	4.70
SAM Conservative Balanced Portfolio	April 23, 1998	18.89	1.73	2.79	2.63
SAM Conservative Growth Portfolio	June 3, 1997	23.35	0.07	0.40	4.51
SAM Flexible Income Portfolio	September 9, 1997	17.71	1.98	3.19	4.02
SAM Strategic Growth Portfolio	June 3, 1997	25.08	-0.63	-0.56	4.80
Short-Term Bond	May 1, 2003	8.16	-0.60		-0.63
Short-Term Income	January 12, 1994	7.88	2.02	2.99	2.71
SmallCap Growth II	May 1, 1998	29.28	-2.96	-8.82	-2.09
SmallCap Value I	May 1, 1998	14.03	-3.86	5.21	4.43
T. Rowe Price Blue Chip Growth	December 29, 2000	39.15	-0.80		-2.33
T. Rowe Price Health Sciences	December 29, 2000	28.91	4.09		1.66
Van Eck Worldwide Hard Assets	May 1, 2006	53.89			3.72

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is
$1,000 in 2008 and 2009.

Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses’
contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation.
No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

	IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2008	$5,000	$10,000
2009	$5,000	$10,000

Starting in 2009, limits are indexed to inflation.

Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.

For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Adjusted Gross Income is between $166,000 and $176,000 in
2009.

Deductibility of Traditional IRA Contributions for Active Participants
	Married Individuals (Filing Jointly)			Single Individual
	Limited	No		Limited	No
Year	Deduction	Deduction	Year	Deduction	Deduction
2008	$85,000	$105,000	2008	$53,000	$63,000
2009	$89,000	$109,000	2009	$55,000	$65,000

An individual may make non-deductible IRA contributions to the extent of the excess of:

(1) The lesser of maximum annual contribution or 100% of compensation, over

(2) The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 ½ or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner’s death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner’s designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses and distributions for certain natural disaster victims.

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50%
may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner’s entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.

Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA
Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION
PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 100% of compensation or $49,000 for 2009.

Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.

These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

	Salary Reduction Simplified Employee Pension Plan (SAR-SEP)
Year	Elective Deferral	Catch-up Contribution
2008	$15,500	$5,000
2009	$16,500	$5,500

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE
IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE
IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $11,500 limit in
2009) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $11,500 to a SIMPLE IRA of (i.e., $16,500 for 2009) one
employer and participates in a 401(k) plan of another employer would be limited to an elective deferral of $5,000 in
2009 ($16,500 – $11,500) to the 401(k) plan.

The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation or fixed nonelective contributions of 2% of compensation.

	Savings Incentive Match Plan for Employees (SIMPLE IRA)
			401(k) Elective
Year	Elective Deferral	Catch-up Contribution	Deferral
2008	$10,500	$2,500	$15,500
2009	$11,500	$2,500	$16,500

Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.

Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for
IRAs.

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for
IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is
$1,000 for 2008 and 2009.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2008	$5,000	$1,000
2009	$5,000	$1,000

Starting in 2009, individual Roth IRA limits are indexed for cost-of-living.

The maximum contribution is phased out for single taxpayers with adjusted gross income between $105,000 and
$120,000 and for joint filers with adjusted gross income between $166,000 and $176,000 (see chart below).

If taxable income is recognized on the traditional IRA, and IRA owner (with adjusted gross income of less than
$100,000) may convert a traditional IRA into a Roth IRA. All IRA income will need to be recognized in the year of conversion. No IRS 10% tax penalty will apply to the conversion.

Modified Adjusted Gross Income Limits - 2009
Single	Married Filing Joint	ROTH IRA Contribution
$105,000 or less	$166,000 or less	Full Contribution
$105,000 – $120,000	$166,000 – $176,000	Partial Contribution*
$120,000 & over	$176,000 & over	No Contribution

* Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.

A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified
Adjusted Gross Income is less than $10,000.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 591/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.

PART C
OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement
	(1)	Part A
Condensed Financial Information for the 4 years ended
December 31, 2009 and the period ended December 31, 2005**

	(2)	Part B
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm**
Statements of Assets and Liabilities, December 31, 2009**
Statements of Operations for the year ended December 31, 2009**
Statements of Changes in Net Assets for the years ended December 31, 2009, 2008 and 2007**
Notes to Financial Statements**

Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm**
Consolidated Statements of Financial Position at December 31, 2009, and 2008**
Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007**
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007**
Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and
2007**
Notes to Consolidated Financial Statements**

	(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules**
Schedule I - Summary of Investments - Other Than Investments in Related Parties As
December 31, 2009**
Schedule III - Supplementary Insurance Information as of December 31, 2009, 2008 and 2007 and
for each of the years then ended**
Schedule IV – Reinsurance as of December 31, 2009, 2008 and 2007 and for each of the years then ended**

All other schedules for which provision is made in the applicable accounting regulation of the Securities and
Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor – filed with the Commission on filed on
06/07/2004)
	(3a)	Distribution Agreement (filed 01/04/2005)
	(3b)	Selling Agreement (filed 06/07/2004)
	(4a)	Form of Variable Annuity Contract (filed 06/7/2004)
	(4b)	Amendment to Enhanced Death Benefit Rider (filed 04/27/2006)
	(4c)	Amendment to Fixed Account Endorsement (filed 04/27/2006)
	(4d)	Amendment to Fixed DCA Account Endorsement (filed 04/27/2006)
	(4e)	Amendment to GMWB Rider (filed 04/27/2006)
	(4f)	Amendment to Contract Data Page (filed 04/27/2006)
	(4g)	Amendment to Partial Annuitization Endorsement (filed 04/27/2006)
	(4h)	Amendment to Premium Payment Credit Rider (filed 04/27/2006)
	(4i)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Joint Life Rider (filed with the
Commission on 05/01/2008)
	(4i)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Single Life Rider (filed with the Commission on 05/01/2008)
	(5)	Form of Variable Annuity Application (filed 06/07/2004)
	(6a)	Articles of Incorporation of the Depositor (filed with the Commission on 06/07/2004)
	(6b)	Bylaws of Depositor (filed with the Commissioner 06/07/2004)

(8a1)	Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the
Commission on 05/01/2008)
(8a2)	Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission on May
1, 2008)
(8a3)	Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission on May
1, 2008)
(8a4)	Administrative Services Agreement with AIM Variable Insurance Funds, (filed with the
Commission on May 1, 2008)
(8b1)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended
(filed with the Commission on 05/01/2008)
(8b2)	Administrative Service Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission on 05/01/2008)
(8b3)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the
Commission on 05/01/2008)
(8c1)	Shareholder Services Agreement with American Century Investment Management Inc., as amended (as filed with the Commission on May 1, 2008)
(8c2)	Rule 22c-2 Agreement with American Century Investment Management Inc., ( as filed on May
1, 2008)
(8d1)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the
Commission on May 1, 2008)
(8d2)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)
(8d3)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the
Commission on May 1, 2008)
(8e1)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)
(8e2)	Distribution Agreement with Fidelity Variable Insurance Products Fund (as filed on May 1,
2008)
(8e3)	Service Agreement dated 8/02/1999 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)
(8e4)	Service Agreement dated 2/29/2000 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)
(8e5)	Service Agreement dated 3/26/2002 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)
(8e6)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)
(8f1)	Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the
Commission on May 1, 2008)
(8f2)	Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed on
May 1, 2008)
(8f3)	Rule 22c-C Agreement with Goldman Sachs Variable Insurance Trust (filed with the
Commission on May 1, 2008)
(8g1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended
(filed with the Commission on May 1, 2008)
(8g2)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers
Management Trust (filed on May 1, 2008)
(8g3)	Rule 22c-C Agreement with Neuberger Berman Advisers Management Trust (filed with the
Commission on May 1, 2008)
(8h1)	Form of Participation Agreement with Principal Variable Contracts Funds (as filed on May 1,
2008)
(8h2)	Form of Rule 22c-2 Agreement with Principal Variable Contracts Funds (as filed on May 1,
2008)
(8i1)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the
Commission on May 1, 2008)
(8i2)	Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1,
2008)
(8i3)	Rule 22c-C Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1,
2008)
(8i4)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the
Commission on May 1, 2008)
(8j1)	Participation Agreement with MFS Variable Insurance Trust dtd 03/26/02*
(8j2)	Participation Agreement with MFS Variable Insurance Trust amendment 1 dtd 05/17/02*
(8j3)	Participation Agreement with MFS Variable Insurance Trust amendment 2 dtd 09/03/02*

(8j4)	Participation Agreement with MFS Variable Insurance Trust amendment 3 dtd 01/08/03*
(8j5)	Participation Agreement with MFS Variable Insurance Trust amendment 4 dtd 09/17/04*
(8j6)	Participation Agreement with MFS Variable Insurance Trust amendment 5 dtd 11/01/05*
(8j7)	Participation Agreement with MFS Variable Insurance Trust amendment 6 dtd 12/07/05*
(8j8)	Participation Agreement with MFS Variable Insurance Trust amendment 7 dtd 05/01/07*
(8j9)	Participation Agreement with MFS Variable Insurance Trust amendment 8 dtd 01/01/08*
(8j10)	Participation Agreement with MFS Variable Insurance Trust amendment 9 dtd 05/01/09*
(8j11)	FUND/SERV and Networking Agreement with MFS Variable Insurance Trust dtd 05/20/02*
(8j12)	Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08**
(8j13)	Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd
03/06/07*
(8k1)	Participation Agreement with PIMCO Variable Insurance Trust dtd 09/09/09*
(8k2)	Service Agreement with PIMCO Variable Insurance Trust dtd 03/09/09*
(8k3)	Service Agreement with PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09*
(8l1)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07*
(8l2)	Rule 22c-2 Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07*
(8l3)	Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07*
(9)	Opinion of Counsel (filed 01/04/2005)
(10a)	Consent of Ernst & Young LLP **
(10b)	Powers of Attorney (filed with the Commission on 02/29/2008)
(10c)	Consent of Counsel – (filed 5/01/09)
(11)	Financial Statement Schedules **

**	To be filed by amendment

Item 25. Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD	Director
40 Shalebrook Drive	Chair, Nominating and Governance Committee
Morristown, NJ 07960	Member, Executive Committee

JOCELYN CARTER-MILLER	Director
TechEd Ventures	Member, Nominating and Governance Committee
3020 NW 33rd Avenue
Lauderdale Lakes, FL 33311

GARY E. COSTLEY	Director
257 Barefoot Beach Boulevard, Suite 404	Member, Audit Committee
Bonita Springs, FL 34134

MICHAEL T. DAN	Director
The Brink's Company	Member, Human Resources Committee
1801 Bayberry Court
Richmond, VA 23226

C. DANIEL GELATT, JR.	Director
NMT Corporation	Member, Audit Committee
2004 Kramer Street
La Crosse, WI 54603

J. BARRY GRISWELL	Director
Community Foundation of Greater Des Moines
1915 Grand Avenue
Des Moines, IA 50309

SANDRA L. HELTON	Director
1040 North Lake Shore Drive #26A	Member, Audit Committee
Chicago, IL 60611

RICHARD L. KEYSER	Director
W.W. Grainger, Inc.	Member, Nominating and Governance Committee
100 Grainger Parkway
Lake Forest, IL 60045-5201

ARJUN K. MATHRANI	Director
176 East 71st Street, Apt. 9-F	Chair, Audit Committee
New York, NY 10021	Member, Executive Committee

ELIZABETH E. TALLETT	Director
Hunter Partners, LLC	Member, Executive Committee and Human Resources
12 Windswept Circle	Committee
Thornton, NH 03285-6883

LARRY D. ZIMPLEMAN	Chairman of the Board and Chair, Executive Committee,
The Principal Financial Group	Principal Life: Chairman, President and Chief Executive
Des Moines, IA 50392	Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
CRAIG LAWRENCE BASSETT	Vice President and Treasurer
GREGORY JOSEPH BURROWS	Senior Vice President Retirement and Investor Services
RONALD L. DANILSON	Senior Vice President Retirement and Investor Services
GREGORY BERNARD ELMING	Senior Vice President and Controller
RALPH CRAIG EUCHER	Senior Vice President Human Resources, Corporate Services
and Retirement and Investor Services
NORA MARY EVERETT	Senior Vice President Retirement and Investor Services
THOMAS JOHN GRAF	Senior Vice President Investor Relations
JOYCE NIXSON HOFFMAN	Senior Vice President and Corporate Secretary
DANIEL JOSEPH HOUSTON	President Retirement, Insurance and Financial Services
ELLEN ZISLIN LAMALE	Senior Vice President and Chief Risk Officer
JULIA MARIE LAWLER	Senior Vice President and Chief Investment Officer
TERRANCE JOSEPH LILLIS	Senior Vice President and Chief Financial Officer
JAMES PATRICK MCCAUGHAN	President Global Asset Management
TIMOTHY JON MINARD	Senior Vice President Retirement Distribution
MARY AGNES O'KEEFE	Senior Vice President and Chief Marketing Officer
GARY PAUL SCHOLTEN	Senior Vice President and Chief Information Officer
GEORGE DAVID SHAFER	Senior Vice President Health
KAREN ELIZABETH SHAFF	Executive Vice President and General Counsel
NORMAN RAUL SORENSEN	Executive Vice President International Asset Accumulation
DEANNA DAWNETTE STRABLE	Senior Vice President Individual Life and Specialty Benefits

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the
Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services,
Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of
December 31, 2008 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
PRINCPAL FINANCIAL GROUP, INC Δ	Delaware	
→Principal Financial Services, Inc.♣▽	Iowa	100
→→Princor Financial Services Corporation♣▽	Iowa	100
→→PFG DO Brasil LTDA♣▽	Brazil	100
→→→Brasilprev Seguros E Previdencia S.A. ♣	Brazil	46
→→→Principal Global Investors Participacoes, LTDA♣▽	Brazil	100
→→Principal International, Inc. ♣▽	Iowa	100
→→→Principal International (Asia) Limited♣▽	Hong Kong	100
→→→→Principal Global Investors (Asia) Limited♣▽	Hong Kong	100
→→→→Principal Nominee Company (Hong Kong) Limited♣▽	Hong Kong	100
→→→→Principal Asset Management Company (Asia) Limited♣▽	Hong Kong	100
→→→→Principal Insurance Company (Hong Kong) Limited♣▽	Hong Kong	100
→→→→CIMB – Principal Asset Management Berhad (Malaysia) ♣	Malaysia	40
→→→→→CIMB Wealth Advisors♣	Malaysia	100
→→→→→CIMB – Principal Asset Management PTE LTD♣	Singapore	100
→→→→→PT CIMB Principal Asset Management♣	Indonesia	99
→→→→Principal Trust Company(Asia) Limited♣▽	Hong Kong	100
→→→Principal Mexico Compania de Seguros, S.A. de C.V. ♣▽	Mexico	100
→→→Principal Pensiones, S.A. de C.V. ♣▽	Mexico	100
→→→Principal Mexico Servicios, S.A. de C.V. ♣▽	Mexico	100
→→→Distribuidora Principal Mexico, S.A. de C.V. ♣▽	Mexico	100
→→→Principal Fondos de Inversion S.A. De C.V. ♣▽	Mexico	100
→→→Principal Consulting (India) Private Limited♣▽	India	100
→→→Principal International Mexico Holding, S.A. De C.V. ♣▽	Mexico	100
→→→→Principal Mexico Holdings, S.A. De C.V. ♣▽	Mexico	100
→→→→→Principal Afore, S.A. De C.V.	Mexico	100
→→JF Molloy & Associates♣▽	Indiana	100
→→Molloy Medical Management Company, Inc. ♣▽	Indiana	100
→→Principal Wellness Company♣▽	Indiana	100
→→Principal Global Investors Holding Company, Inc. ♣▽	Delaware	100
→→→Principal Global Investors (Ireland) Limited♣▽	Ireland	100
→→→Principal Global Investors (Europe) Limited♣▽	United Kingdom	100
→→→Principal Global Investors (Singapore) Limited♣▽	Singapore	100
→→→Principal Global Investors (Japan) Limited♣▽	Japan	100
→→→Principal Global Investors (Hong Kong) Limited♣▽	Hong Kong	100
→→→CIMB Principal Asset Management SDN. BHD♣▽	Malaysia	50
→→Principal Financial Group (Mauritius) Ltd. ♣▽	Mauritius	100
→→→Principal PNB Asset Management Company Private Limited♣▽	India	65
→→→Principal Trustee Company Private Limited♣▽	India	65
→→→PNB Principal Financial Planners Private Limited♣▽	India	65
→→→PNB Principal Insurance Broking PVT. Ltd. ♣	India	26
→→→Principal PNB Life Insurance Company Limited♣	India	26
→→Principal Life Insurance Company♦▽	*Iowa*	*100*
→→→Principal Real Estate Fund Investors, LLC♣▽	Delaware	100
→→→→Principal PGPF Investors, LLC	Delaware	100
→→→Principal Development Investors, LLC♣▽	Delaware	100
→→→Principal Real Estate Holding Company, LLC♣▽	Delaware	100
→→→→GAVI PREHC HC, LLC	Delaware	100
→→→Principal Global Investors, LLC♣▽♥	Delaware	100
→→→→Principal Real Estate Investors, LLC♣▽	Delaware	100
→→→→→Principal Enhanced Property Fund, G.P.	Delaware	100
→→→→Principal Enterprise Capital, LLC♣▽	Delaware	100
→→→→Principal Commercial Acceptance, LLC♣▽	Delaware	100

→Principal Commercial Funding, LLC♣∇	Delaware	100
→Principal Global Columbus Circle, LLC♣∇♥	Delaware	100
→Post Advisory Group, LLC♣∇♥	Delaware	82
→Principal Global Investors Trust♣∇♥	Delaware	100
→Spectrum Asset Management, Inc. ♣∇♥	Delaware	100
→<u>CCIP, LLC</u>♣∇♥	Delaware	70
→Columbus Circle Investors♣∇♥	Delaware	100
→<u>PGF GP, LLC</u>	Delaware	100
→<u>Principal Holding Company, LLC</u>♣∇♥	Iowa	100
→<u>Petula Associates, LLC</u>♣	Iowa	100
→<u>Principal Real Estate Portfolio, Inc.</u> ♣∇	Delaware	100
→GAVI PREPI HC, LLC	Delaware	100
→Petula Prolix Development Company♣∇	Iowa	100
→Principal Generation Plant, LLC♣∇♥	Delaware	100
→Principal Bank♣∇♥	United States	100
→Equity FC, Ltd. ♣∇♥	Iowa	100
→Principal Health Care, Inc♣∇♥	Iowa	100
→<u>Principal Dental Services, Inc.</u> ♣∇♥	Arizona	100
→Employers Dental Services, Inc. ♣∇♥	Arizona	100
→Delaware Charter Guarantee & Trust Company♣∇♥	Delaware	100
→Preferred Product Network, Inc. ♣∇♥	Delaware	100
→HealthRisk Resource Group, LLC♣∇♥	Iowa	100
→Principal Reinsurance Company of Vermont♣∇	Vermont	100
→<u>Principal Life Insurance Company of Iowa</u>♣∇	Iowa	100
→Principal Life Insurance Company of Iowa II♣∇	Iowa	100
→<u>Principal Financial Services (Australia), Inc.</u> ♣∇	Iowa	100
→<u>Principal Global Investors (Australia) Service Company Pty Limited</u>♣∇	Australia	100
→Principal Global Investors (Australia) Limited♣∇	Australia	100
→Principal Real Estate Investors (Australia) Limited♣∇	Australia	100
→<u>Principal Financial Group (Australia) Pty Ltd.</u> ♣∇	Australia	100
→<u>Principal Investments (Australia) Limited</u>♣∇	Delaware	100
→Principal Australia (Holdings) Pty Limited♣∇	Australia	100
→Principal International Holding Company, LLC♣∇	Delaware	100
→<u>Principal Management Corporation</u>♣∇	Iowa	100
→Principal Financial Advisors, Inc. ♣∇	Iowa	100
→Principal Shareholder Services, Inc. ♣∇	Washington	100
→Edge Asset Management, Inc. ♣∇	Washington	100
→Principal Funds Distributor, Inc. ♣∇	Washington	100
→Principal Global Services Private Limited♣∇	India	100
→CCB Principal Asset Management Company, Ltd. ♣	China	25
→<u>Principal International de Chile, S.A.</u> ♣∇	Chile	100
→<u>Principal Compania de Seguros de Vida Chile S.A.</u> ♣∇	Chile	100
→Principal Administradora General De Fondos S.A. ♣∇	Chile	100
→Principal Creditos Hipotecarios, S.A. ♣∇	Chile	100
→Principal Asset Management Chile S.A. ♣∇	Chile	100
→Principal Servicios Corporativos Chile LTDA♣∇	Chile	100
→<u>Retirement Consulting Actuaries, Inc.</u> ♣∇	Georgia	100
→<u>Principal Edge Network Holdings, Inc.</u> ♣∇	Delaware	100
→Principal Edge Network – Tennessee, LLC♣∇	Delaware	100
→Principal Edge Network – Georgia, LLC♣∇	Delaware	100
→Principal Edge Network – Indiana, LLC♣∇	Delaware	100
→Principal Edge Network – Austin, LLC♣∇	Delaware	100
→Principal Edge Network – Kansas City, LLC♣∇	Delaware	100
→Pen I, Inc. ♣∇	Delaware	100
→Principal National Life Insurance Company♣∇	Iowa	100
→Diversified Dental Services, Inc. ♣∇	Nevada	100
→<u>Morley Financial Services, Inc.</u> ♣∇	Oregon	100
→Morley Capital Management, Inc. ♣∇	Oregon	100
→Union Bond and Trust Company♣∇	Oregon	100

Item 27. Number of Contractowners – As of November 31, 2009

(1)	(2)	(3)
	Number of Plan	Number of

Title of Class	Participants	Contractowners
BFA Variable Annuity Contracts	32	6
Pension Builder Contracts	181	111
Personal Variable Contracts	23	328
Premier Variable Contracts	48	1,486
Flexible Variable Annuity Contract	39,905	39,905
Freedom Variable Annuity Contract	1,502	1,502
Freedom 2 Variable Annuity Contract	353	353
Investment Plus Variable Annuity Contract	25,845	25,845

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters (a) Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust. Princor Financial Services Corporation and Principal Funds Distributor act as principal underwriters for Class J shares, Institutional Class shares, R-1, R-2, R-3, R-4 and R-5 Class shares of Principal Funds, Inc.

(b)	Management

	(b1)	(b2)
Positions and offices
	Name and principal	with principal
	business address	underwriter
	Michael C. Anagnost	Vice President – Chief Technology
	The Principal	Officer
Financial Group(1)

	John E. Aschenbrenner	Director
The Principal
Financial Group(1)

	Deborah J. Barnhart	Director/Distribution (PPN)
The Principal
Financial Group

	Patricia A. Barry	Assistant Corporate Secretary
The Principal
Financial Group(1)

	Craig L. Bassett	Treasurer
The Principal
Financial Group(1)

	Michael J. Beer	President and Director
The Principal
Financial Group(1)

	Tracy W. Bollin	Assistant Controller
The Principal
Financial Group(1)

	David J. Brown	Senior Vice President
The Principal
Financial Group(1)

	Jill R. Brown	Senior Vice President and Chief Financial Officer
The Principal
Financial Group(1)

	Bret J. Bussanmas	Vice President/Distribution
The Principal
Financial Group(1)

	P. Scott Cawley	Product Marketing Officer
The Principal
Financial Group(1)

	Ralph C. Eucher	Chairman of the Board
The Principal
Financial Group(1)

	Nora M. Everett	Director and Chief Financial Officer
The Principal
Financial Group (1)

	Stephen G. Gallaher	Assistant General Counsel

The Principal
Financial Group(1)

Ernest H. Gillum		Vice President
The Principal
Financial Group(1)

Eric W. Hays		Senior Vice President/Chief Information Officer
The Principal
Financial Group(1)

Joyce N. Hoffman		Senior Vice President and Corporate Secretary
The Principal
Financial Group(1)

Ann Hudson		Compliance Officer
The Principal
Financial Group(1)

Patrick A. Kirchner		Assistant General Counsel
The Principal
Financial Group(1)

Julie LeClere		Director – Marketing & Recruiting
The Principal
Financial Group(1)

Jennifer A. Mills		Counsel
The Principal
Financial Group(1)

David L. Reichart		Senior Vice President
The Principal
Financial Group(1)

Martin R. Richardson		Vice President – Broker Dealer Operations
The Principal
Financial Group(1)

Michael D. Roughton		Senior Vice President and Associate General Counsel
The Principal
Financial Group(1)

Adam U. Shaikh		Counsel
The Principal
Financial Group(1)

Traci L. Weldon		Vice President/Chief Compliance Officer
The Principal
Financial Group(1)

Tisha Worden		Operations Officer
The Principal
Financial Group(1)

	(1)	711 High Street
Des Moines, IA 50309

(c)	Compensation from the Registrant

			(3)
		(2)	Compensation on Events
		Net Underwriting	Occasioning the	(4)
	(1)	Discounts &	Deduction of a Deferred	Brokerage	(5)
Name of Principal Underwriter		Commissions	Sales Load	Commissions	Compensation

	Princor Financial Services Corporation	$26,629,731.79	0	0	0

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.	Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.	Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.	Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal
Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 1st day of March, 2010.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Director, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Director, President and Chief Executive Officer

Attest:
/s/ Joyce N. Hoffman
Joyce N. Hoffman
Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman
L. D. Zimpleman	Director, President	March 1, 2010
and Chief Executive Officer

/s/ G. B. Elming
	Senior Vice President and	March 1, 2010
G. B. Elming	Controller
(Principal Accounting Officer)

/s/ T. J. Lillis
	Executive Vice President	March 1, 2010
T. J. Lillis	and Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	March 1, 2010
B. J. Bernard

(J. Carter-Miller)*	Director	March 1, 2010
J. Carter-Miller

(G. E. Costley)*	Director	March 1, 2010
G. E. Costley

(M.T. Dan)*	Director	March 1, 2010
M. T. Dan

(C. D. Gelatt, Jr.)*	Director	March 1, 2010
C. D. Gelatt, Jr.

(J. B. Griswell*	Chairman
J. B. Griswell	of the Board	March 1, 2010

(S. L. Helton)*	Director	March 1, 2010
S. L. Helton

(R. L. Keyser)*	Director	March 1, 2010
R. L. Keyser

(A. K. Mathrani)*	Director	March 1, 2010
A. K. Mathrani

(E. E. Tallett)*	Director	March 1, 2010
E. E. Tallett

/s/ L. D. Zimpleman
*By
L. D. Zimpleman
Director, President and Chief Executive Officer
Pursuant to Powers of Attorney
Previously Filed